Filed electronically with the Securities and Exchange Commission on
                               February 10, 1998.

                                                                File No. 2-13628
                                                                File No. 811-43

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

      Pre-Effective Amendment No.
                                  -----
      Post-Effective Amendment No.   89
                                   -----

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

      Amendment No.  41
                    ----

                            Scudder Investment Trust
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                     Two International Place, Boston, MA      02110
                     -----------------------------------      -----
                  (Address of Principal Executive Offices)  (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-2567
                                                           --------------

                               Thomas F. McDonough
                         Scudder, Stevens & Clark, Inc.
                    Two International Place, Boston, MA 02110
                    -----------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective

            immediately upon filing pursuant to paragraph (b)
    ----

            on ________ pursuant to paragraph (b)
    ----

            60 days after filing pursuant to paragraph (a)(i)
    ----

      X     on April 16, 1998 pursuant to paragraph (a)(i)
    ----

            75 days after filing pursuant to paragraph (a)(ii)
    ----

            on ________ pursuant to paragraph (a)(ii) of Rule 485.
    ----

The Registrant has filed a declaration registering an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant filed the notice required by Rule 24f-2 for its most recent fiscal year on December 24, 1996.

                            SCUDDER INVESTMENT TRUST
                         SCUDDER GROWTH AND INCOME FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
PART A

  Item No.    Item Caption         Prospectus Caption
  --------    ------------         ------------------

     1.       Cover Page           COVER PAGE

     2.       Synopsis             EXPENSE INFORMATION

     3.       Condensed            FINANCIAL HIGHLIGHTS
              Financial
              Information

     4.       General              INVESTMENT OBJECTIVE AND POLICIES
              Description of       WHY INVEST IN THE FUND?
              Registrant           ADDITIONAL INFORMATION ABOUT POLICIES AND
                                         INVESTMENTS
                                   FUND ORGANIZATION

     5.       Management of the    A MESSAGE FROM SCUDDER'S CHAIRMAN
              Fund                 FUND ORGANIZATION--Investment adviser and
                                         Transfer agent
                                   TRUSTEES AND OFFICERS
                                   SHAREHOLDER BENEFITS--A team approach to
                                    investing

    5A.       Management           NOT APPLICABLE
              Discussion of Fund
              Performance

     6.       Capital Stock and    DISTRIBUTION AND PERFORMANCE INFORMATION--
              Other Securities     Dividends and capital gains distributions
                                   FUND ORGANIZATION
                                   TRANSACTION INFORMATION--Tax Information
                                   SHAREHOLDER BENEFITS--SAIL(TM)--Scudder
                                         Automated Information Line, Dividend
                                         reinvestment plan, T.D.D. service
                                         for the hearing impaired
                                   HOW TO CONTACT SCUDDER

     7.       Purchase of          PURCHASES
              Securities Being     FUND ORGANIZATION--Underwriter
              Offered              TRANSACTION INFORMATION--Purchasing shares,
                                         Share price, Processing time, Minimum
                                         balances, Third party transactions
                                   SHAREHOLDER BENEFITS--Dividend reinvestment plan
                                   SCUDDER TAX-ADVANTAGED RETIREMENT PLANS

     8.       Redemption or        EXCHANGES AND REDEMPTIONS
              Repurchase           TRANSACTION INFORMATION--Redeeming shares,
                                         Tax identification number, Minimum
                                         balances

     9.       Pending Legal        NOT APPLICABLE
              Proceedings


                            Cross Reference - Page 1

                         SCUDDER GROWTH AND INCOME FUND
                              CROSS-REFERENCE SHEET
                                   (continued)
PART B

                                      Caption in Statement of
  Item No.    Item Caption            Additional Information
  --------    ------------            ----------------------

    10.       Cover Page              COVER PAGE

    11.       Table of Contents       TABLE OF CONTENTS

    12.       General Information     FUND ORGANIZATION
              and History

    13.       Investment Objectives   THE FUND'S INVESTMENT OBJECTIVE AND
              and Policies            POLICIES
                                      PORTFOLIO TRANSACTIONS--Portfolio turnover

    14.       Management of the Fund  INVESTMENT ADVISER
                                      TRUSTEES AND OFFICERS
                                      REMUNERATION

    15.       Control Persons and     TRUSTEES AND OFFICERS
              Principal Holders of
              Securities

    16.       Investment Advisory     INVESTMENT ADVISER
              and Other Services      DISTRIBUTOR
                                      ADDITIONAL INFORMATION--Experts and Other
                                            Information

    17.       Brokerage Allocation    PORTFOLIO TRANSACTIONS--Brokerage,
              and Other Practices           Portfolio Turnover

    18.       Capital Stock and       FUND ORGANIZATION
              Other Securities        DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

    19.       Purchase, Redemption    PURCHASES
              and Pricing of          EXCHANGES AND REDEMPTIONS
              Securities Being        FEATURES AND SERVICES OFFERED BY THE
              Offered                       FUND--Dividend and Capital Gain
                                            Distribution Options
                                      SPECIAL PLAN ACCOUNTS
                                      NET ASSET VALUE

    20.       Tax Status              DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS
                                      TAXES

    21.       Underwriters            DISTRIBUTOR

    22.       Calculation of          PERFORMANCE INFORMATION
              Performance Data

    23.       Financial Statements    FINANCIAL STATEMENTS


                            Cross Reference - Page 2

                            SCUDDER INVESTMENT TRUST
                        SCUDDER LARGE COMPANY GROWTH FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
PART A

  Item No.    Item Caption         Prospectus Caption
  --------    ------------         ------------------

     1.       Cover Page           COVER PAGE

     2.       Synopsis             EXPENSE INFORMATION

     3.       Condensed            FINANCIAL HIGHLIGHTS
              Financial            DISTRIBUTION AND FINANCIAL INFORMATION
              Information

     4.       General              INVESTMENT OBJECTIVE AND POLICIES
              Description of       WHY INVEST IN THE FUND?
              Registrant           ADDITIONAL INFORMATION ABOUT POLICIES AND
                                   INVESTMENTS
                                   FUND ORGANIZATION

     5.       Management of the    FINANCIAL HIGHLIGHTS
              Fund                 A MESSAGE FROM SCUDDER'S CHAIRMAN
                                   FUND ORGANIZATION--Investment adviser and
                                         Transfer agent
                                   TRUSTEES AND OFFICERS

    5A.       Management           SHAREHOLDER BENEFITS--A team approach to
              Discussion of Fund   investing
              Performance

     6.       Capital Stock and    DISTRIBUTION AND PERFORMANCE INFORMATION--
              Other Securities           Dividends and capital gains
                                         distributions
                                   FUND ORGANIZATION
                                   TRANSACTION INFORMATION--Tax information
                                   SHAREHOLDER BENEFITS--SAIL(TM)--Scudder
                                         Automated Information Line,
                                         Dividend reinvestment plan,
                                         T.D.D. service for the hearing impaired
                                   HOW TO CONTACT SCUDDER

     7.       Purchase of          PURCHASES
              Securities Being     FUND ORGANIZATION--Underwriter
              Offered              TRANSACTION INFORMATION--Purchasing shares,
                                         Share price, Processing time, Minimum
                                         balances, Third party transactions
                                   SHAREHOLDER BENEFITS--Dividend reinvestment plan
                                   SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                   INVESTMENT PRODUCTS AND SERVICES

     8.       Redemption or        EXCHANGES AND REDEMPTIONS
              Repurchase           TRANSACTION INFORMATION--Redeeming shares,
                                         Tax identification number and
                                         Minimum balances

     9.       Pending Legal        NOT APPLICABLE
              Proceedings


                            Cross Reference - Page 3

                        SCUDDER LARGE COMPANY GROWTH FUND
                              CROSS-REFERENCE SHEET
                                   (continued)

PART B
                                      Caption in Statement of
  Item No.    Item Caption            Additional Information
  --------    ------------            ----------------------

    10.       Cover Page              COVER PAGE

    11.       Table of Contents       TABLE OF CONTENTS

    12.       General Information     FUND ORGANIZATION
              and History

    13.       Investment Objectives   THE FUND'S INVESTMENT OBJECTIVE AND
              and Policies            POLICIES
                                      PORTFOLIO TRANSACTIONS--Portfolio turnover

    14.       Management of the Fund  INVESTMENT ADVISER
                                      TRUSTEES AND OFFICERS
                                      REMUNERATION

    15.       Control Persons and     TRUSTEES AND OFFICERS
              Principal Holders of
              Securities

    16.       Investment Advisory     INVESTMENT ADVISER
              and Other Services      DISTRIBUTOR
                                      ADDITIONAL INFORMATION--Experts and Other
                                            Information

    17.       Brokerage Allocation    PORTFOLIO TRANSACTIONS--Brokerage
              and Other Practices     commissions

    18.       Capital Stock and       FUND ORGANIZATION
              Other Securities        DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

    19.       Purchase, Redemption    PURCHASES
              and Pricing of          EXCHANGES AND REDEMPTIONS
              Securities Being        FEATURES AND SERVICES OFFERED BY THE
              Offered                       FUND--Dividend and Capital Gain
                                            Distribution Options
                                      SPECIAL PLAN ACCOUNTS
                                      NET ASSET VALUE

    20.       Tax Status              DIVIDENDS
                                      TAXES

    21.       Underwriters            DISTRIBUTOR

    22.       Calculation of          PERFORMANCE INFORMATION
              Performance Data

    23.       Financial Statements    FINANCIAL STATEMENTS


                            Cross Reference - Page 4

                            SCUDDER INVESTMENT TRUST
                           SCUDDER CLASSIC GROWTH FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
PART A

  Item No.    Item Caption         Prospectus Caption
  --------    ------------         ------------------

     1.       Cover Page           COVER PAGE

     2.       Synopsis             EXPENSE INFORMATION

     3.       Condensed            FINANCIAL HIGHLIGHTS
              Financial
              Information

     4.       General              INVESTMENT OBJECTIVES AND POLICIES
              Description of       WHY INVEST IN THE FUND?
              Registrant            ADDITIONAL INFORMATION ABOUT POLICIES AND
                                          INVESTMENTS
                                   FUND ORGANIZATION

     5.       Management of the    A MESSAGE FROM SCUDDER'S CHAIRMAN
              Fund                 FUND ORGANIZATION--Investment adviser and
                                         Transfer agent
                                   TRUSTEES AND OFFICERS
                                   SHAREHOLDER BENEFITS--A team approach to
                                    investing

    5A.       Management           NOT APPLICABLE
              Discussion of Fund
              Performance

     6.       Capital Stock and    DISTRIBUTION AND PERFORMANCE INFORMATION--
              Other Securities           Dividends and capital gains
                                         distributions
                                   FUND ORGANIZATION
                                   TRANSACTION INFORMATION--Tax information
                                   SHAREHOLDER BENEFITS--SAIL(TM)--Scudder
                                         Automated Information Line,
                                         Dividend reinvestment plan,
                                         T.D.D. service for the hearing impaired
                                   HOW TO CONTACT SCUDDER

     7.       Purchase of          PURCHASES
              Securities Being     FUND ORGANIZATION--Underwriter
              Offered              TRANSACTION INFORMATION--Purchasing shares,
                                         Share price, Processing time, Minimum
                                         balances, Third party transactions
                                   SHAREHOLDER BENEFITS--Dividend reinvestment plan
                                   SCUDDER TAX-ADVANTAGED RETIREMENT PLANS

     8.       Redemption or        EXCHANGES AND REDEMPTIONS
              Repurchase           TRANSACTION INFORMATION--Redeeming shares,
                                         Tax identification number, Minimum
                                         balances

     9.       Pending Legal        NOT APPLICABLE
              Proceedings


                            Cross Reference - Page 5

                           SCUDDER CLASSIC GROWTH FUND
                              CROSS-REFERENCE SHEET
                                   (continued)

PART B
                                      Caption in Statement of
  Item No.    Item Caption            Additional Information
  --------    ------------            ----------------------

    10.       Cover Page              COVER PAGE

    11.       Table of Contents       TABLE OF CONTENTS

    12.       General Information     FUND ORGANIZATION
              and History

    13.       Investment Objectives   THE FUND'S INVESTMENT OBJECTIVE AND
              and Policies                  POLICIES
                                      PORTFOLIO TRANSACTIONS--Portfolio turnover

    14.       Management of the Fund  INVESTMENT ADVISER
                                      TRUSTEES AND OFFICERS
                                      REMUNERATION

    15.       Control Persons and     TRUSTEES AND OFFICERS
              Principal Holders of
              Securities

    16.       Investment Advisory     INVESTMENT ADVISER
              and Other Services      DISTRIBUTOR
                                      ADDITIONAL INFORMATION--Experts and Other
                                            Information

    17.       Brokerage Allocation    PORTFOLIO TRANSACTIONS--Brokerage,
              and Other Practices           Portfolio Turnover

    18.       Capital Stock and       FUND ORGANIZATION
              Other Securities        DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

    19.       Purchase, Redemption    PURCHASES
              and Pricing of          EXCHANGES AND REDEMPTIONS
              Securities Being        FEATURES AND SERVICES OFFERED BY THE
              Offered                       FUND--Dividend and Capital Gain
                                            Distribution Options
                                      SPECIAL PLAN ACCOUNTS
                                      NET ASSET VALUE

    20.       Tax Status              DIVIDENDS
                                      TAXES

    21.       Underwriters            DISTRIBUTOR

    22.       Calculation of          PERFORMANCE INFORMATION
              Performance Data

    23.       Financial Statements    FINANCIAL STATEMENTS


                            Cross Reference - Page 6

                            SCUDDER INVESTMENT TRUST
                           SCUDDER S&P 500 INDEX FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
PART A

  Item No.    Item Caption         Prospectus Caption
  --------    ------------         ------------------

     1.       Cover Page           COVER PAGE

     2.       Synopsis             EXPENSE INFORMATION

     3.       Condensed            FINANCIAL HIGHLIGHTS
              Financial
              Information

     4.       General              INVESTMENT OBJECTIVES AND POLICIES
              Description of       WHY INVEST IN THE FUND?
              Registrant           ADDITIONAL INFORMATION ABOUT POLICIES AND
                                         INVESTMENTS
                                   FUND AND PORTFOLIO ORGANIZATION

     5.       Management of the    A MESSAGE FROM SCUDDER'S CHAIRMAN
              Fund                 FUND AND PORTFOLIO ORGANIZATION--Investment
                                         adviser and Transfer agent
                                   TRUSTEES AND OFFICERS OF THE FUND
                                   SHAREHOLDER BENEFITS--A team approach to
                                    investing

    5A.       Management           NOT APPLICABLE
              Discussion of Fund
              Performance

     6.       Capital Stock and    DISTRIBUTION AND PERFORMANCE INFORMATION--
              Other Securities           Dividends and capital gains
                                         distributions
                                   FUND AND PORTFOLIO ORGANIZATION
                                   TRANSACTION INFORMATION--Tax information
                                   SHAREHOLDER BENEFITS--SAIL(TM)--Scudder
                                         Automated Information Line,
                                         Dividend reinvestment plan,
                                         T.D.D. service for the hearing impaired
                                   HOW TO CONTACT SCUDDER

     7.       Purchase of          PURCHASES
              Securities Being     FUND AND PORTFOLIO ORGANIZATION--Underwriter
              Offered              TRANSACTION INFORMATION--Purchasing shares,
                                         Share price, Processing time, Minimum
                                         balances, Third party transactions
                                   SHAREHOLDER BENEFITS--Dividend reinvestment
                                         plan
                                   SCUDDER TAX-ADVANTAGED RETIREMENT PLANS

     8.       Redemption or        EXCHANGES AND REDEMPTIONS
              Repurchase           TRANSACTION INFORMATION--Redeeming shares,
                                         Tax identification number, Minimum
                                         balances

     9.       Pending Legal        NOT APPLICABLE
              Proceedings


                            Cross Reference - Page 7

                           SCUDDER S&P 500 INDEX FUND
                              CROSS-REFERENCE SHEET
                                   (continued)

PART B
                                      Caption in Statement of
  Item No.    Item Caption            Additional Information
  --------    ------------            ----------------------

    10.       Cover Page              COVER PAGE

    11.       Table of Contents       TABLE OF CONTENTS

    12.       General Information     FUND ORGANIZATION
              and History

    13.       Investment Objectives   THE FUND'S INVESTMENT OBJECTIVE AND
              and Policies                  POLICIES
                                      PORTFOLIO TRANSACTIONS--Portfolio turnover

    14.       Management of the Fund  INVESTMENT ADVISER AND ADMINISTRATOR
                                      INVESTMENT MANAGER AND ADMINISTRATOR
                                      TRUSTEES AND OFFICERS OF THE FUND
                                      REMUNERATION

    15.       Control Persons and     TRUSTEES AND OFFICERS OF THE FUND
              Principal Holders of
              Securities

    16.       Investment Advisory     INVESTMENT ADVISER AND ADMINISTRATOR
              and Other Services      INVESTMENT MANAGER AND ADMINISTRATOR
                                      DISTRIBUTOR
                                      ADDITIONAL INFORMATION--Experts and Other
                                            Information

    17.       Brokerage Allocation    PORTFOLIO TRANSACTIONS--Brokerage,
              and Other Practices           Portfolio Turnover

    18.       Capital Stock and       FUND ORGANIZATION
              Other Securities        DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

    19.       Purchase, Redemption    PURCHASES
              and Pricing of          EXCHANGES AND REDEMPTIONS
              Securities Being        FEATURES AND SERVICES OFFERED BY THE
              Offered                       FUND--Dividend and Capital Gain
                                            Distribution Options
                                      SPECIAL PLAN ACCOUNTS
                                      NET ASSET VALUE

    20.       Tax Status              DIVIDENDS
                                      TAXES

    21.       Underwriters            DISTRIBUTOR

    22.       Calculation of          PERFORMANCE INFORMATION
              Performance Data

    23.       Financial Statements    FINANCIAL STATEMENTS


                            Cross Reference - Page 8

This prospectus sets forth concisely the information about Scudder Classic Growth Shares, a class of shares of Classic Growth Fund, that a prospective investor should know before investing. Classic Growth Fund is a diversified series of Scudder Investment Trust, an open-end management investment company. Please retain it for future reference.

If you require more detailed information, a Statement of Additional Information dated April 16, 1998, as amended from time to time, may be obtained without charge by writing Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470. The Statement, which is incorporated by reference into this prospectus, has been filed with the Securities and Exchange Commission and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov).


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents--see page 4.

--------------------------------
NOT FDIC-  MAY LOSE VALUE
INSURED    NO BANK GUARANTEE
--------------------------------

-------------------
[LOGO] PRINTED WITH                             [LOGO] Printed on recycled paper
       SOY INK
-------------------

SCUDDER [LOGO]


Classic Growth Fund

Prospectus
April 16, 1998


A class of shares of a mutual fund portfolio which seeks long-term growth of capital with reduced share price volatility compared to other growth mutual funds.

---------------------------------------
 Expense information
---------------------------------------


--------------------------------------------------------------------------------
How to compare a Scudder fund

This information is designed to help you understand the various costs and expenses of investing in Scudder Classic Growth Fund (the "Scudder Shares" or "Shares"), a class of shares of Classic Growth Fund (the "Fund").* By reviewing this table and those in other mutual funds' prospectuses, you can compare the Fund's fees and expenses with those of other funds.


1) Shareholder transaction expenses: Expenses charged directly to your individual account in the Fund for various transactions.

   Sales commissions to purchase shares (sales load)                    NONE
   Commissions to reinvest dividends                                    NONE
   Redemption fees                                                      NONE**
   Fees to exchange shares                                              NONE

2) Annual Fund operating expenses: Expenses paid by the Fund before it distributes its net investment income, expressed as a percentage of the Fund's average daily net assets for the fiscal year ended August 31, 1997.


   Investment management fee                                            ____***
   12b-1 fees                                                           NONE
   Other expenses                                                       ____%***
   Total Fund operating expenses                                            %***
                                                                        ====
Example


Based on the level of total Fund operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by the Fund before it distributes its net investment income to shareholders. (As noted above, the Fund has no redemption fees of any kind.)


        1 Year               3 Years            5 Years            10 Years
        ------               -------            -------            --------
         $---                 $---                $---               $---

See "Fund organization--Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.

* The information set forth on this page relates only to the Scudder Shares. The Fund also offers three other classes of shares, which have different fees and expenses (which may affect performance), have different minimum investment requirements and are entitled to different services. Information about these other classes may be obtained by calling 1-800-621-1048. See "Fund Organization."


** You may redeem by writing or calling the Fund. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information--Redeeming shares."

***Until April 15, 1998, the Adviser and certain of its subsidiaries waived all or portions of their fees payable by the Fund to the extent necessary so that the total annualized expenses of the Fund did not exceed 1.25% of average daily net assets. If the Adviser and its subsidiaries had not agreed to waive and reimburse all or portions of their fees and expenses, Fund expenses would have been: investment management fee 0.70%, other expenses 1.55% and total operating expenses 2.25% for the fiscal year ended August 31, 1997. Expenses shown above are restated to reflect what the Fund would have paid during the fiscal year ended August 31, 1997 absent such waiver.
--------------------------------------------------------------------------------


--
2

---------------------------------------
 Financial highlights
---------------------------------------


--------------------------------------------------------------------------------
  The following table includes selected data for a share of the Scudder Classic Growth Shares class of Classic Growth Fund outstanding throughout the period
  (a) and other performance information derived from the audited financial statements.[ If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated August 31, 1997 and may be obtained without charge by writing or calling Scudder Investor Services, Inc.


                                                              For the Period
                                                            September 9, 1996
                                                            (commencement of
                                                              operations) to
                                                             August 31, 1997
--------------------------------------------------------------------------------
   Net asset value, beginning of period ..................        $12.00
   Income from investment operations:                       --------------------
   Net investment income .................................           .06
   Net realized and unrealized gain on investments .......          5.36
                                                            --------------------
   Total from investment operations ......................          5.42
                                                            --------------------
   Less distributions from net investment income .........          (.04)
                                                            --------------------
   Net asset value, end of period ........................        $17.38
--------------------------------------------------------------------------------
   Total Return (%) (b) ..................................         45.20**
   Ratios and Supplemental Data
   Net assets, end of period ($ millions) ................          53.2
   Ratio of operating expenses, net to average daily net
     assets (%) ..........................................          1.25*
   Ratio of operating expenses before expense
     reductions, to average daily net assets (%) .........          2.25*
   Ratio of net investment income to average daily net
     assets (%) ..........................................           .43*
   Portfolio turnover rate (%) ...........................          27.4*
   Average commission rate paid ..........................        $.0378

(a) Based on monthly average shares outstanding during the period.
(b) Total return would have been lower had certain expenses not been reduced.
*  Annualized
** Not annualized


+ Effective April 16, 1998, Classic Growth Fund (formerly "Scudder Classic Growth Fund") was divided into four classes of shares, of which Scudder Classic Growth Shares is one. Shares of the Fund outstanding on such date were redesignated as the Scudder Classic Growth Shares class of the Fund. The data set forth above reflects the investment performance of the Fund prior to such redesignation.


--------------------------------------------------------------------------------


                                                                              --

---------------------------------------
 A message from the President
---------------------------------------

[PHOTO OMITTED]
Edmond D. Villani, President
and CEO, Scudder Kemper
Investments, Inc.

Scudder Kemper Investments, Inc., investment adviser to the Scudder Family of Funds, is one of the largest and most experienced investment management organizations worldwide, managing more than $200 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, and private family and individual accounts. It is one of the ten largest mutual fund companies in the U.S.

We offered America's first no-load mutual fund in 1928, and today the Scudder Family of Funds includes over 45 no-load mutual fund portfolios. We also manage the mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund, and numerous other open and closed-end funds that invest in this country and other countries around the world.

The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds as well as IRAs, 401(k)s, Keoghs and other retirement plans.

Services available to shareholders include toll-free access to the professional service representatives of Scudder Investor Relations, easy exchange among funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Investor Centers.

The Scudder Family of Funds includes those Funds, or classes of Funds, advised by Scudder Kemper Investments, Inc., that are offered without commissions to purchase or redeem shares or to exchange from one fund to another. There are no 12b-1 fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.

/s/ Edmond D. Villani


---------------------------------------
 Classic Growth Fund
---------------------------------------


Investment objectives

o  long-term growth of capital

o  reduced share price volatility compared to other growth mutual funds

Investment characteristics

o an actively managed portfolio consisting primarily of common stocks of medium- to large-sized U.S. companies

o  focus on high quality companies with strong competitive positions

o  broadly diversified by industry and company

o  no sales or marketing charges for purchasing, holding or redeeming shares

---------------------------------------
 Contents
---------------------------------------

Investment objectives and policies .....................................      7
Why invest in the Fund? ................................................      8
Additional information about policies
  and investments ......................................................      8
Distribution and performance information ...............................     13
Fund organization ......................................................     13
Transaction information ................................................     15
Shareholder benefits ...................................................     20
Trustees and Officers ..................................................     21
Purchases ..............................................................     23
Exchanges and redemptions ..............................................     25
Investment products and services
How to contact Scudder


--
4

---------------------------------------
 Investment objectives and policies
---------------------------------------


Classic Growth Fund (the "Fund"), a series of Scudder Investment Trust (the "Trust"), seeks to provide long-term growth of capital and to keep the value of its shares more stable than other growth mutual funds. This diversified equity fund is designed for investors looking to grow their investment principal over time for retirement and other long-term needs. While current income is not a stated objective of the Fund, many of the Fund's securities may provide regular dividends, which are also expected to grow over time.


While the Fund is broadly diversified and conservatively managed, with attention paid to stock valuation and risk, its share price will move up and down with changes in the general level of the financial markets. Accordingly, shareholders should be comfortable with stock market risk and view the Fund as a long-term investment.

Except as otherwise indicated, the Fund's investment objectives and policies are not fundamental and may be changed without a vote of shareholders. If there is a change in investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the Fund's objectives will be met.

Investments

Under normal market conditions, the Fund invests primarily in a diversified portfolio of common stocks which the Fund's investment adviser, Scudder Kemper Investments, Inc. (the "Adviser"), believes offers above-average appreciation potential yet, as a portfolio, offers the potential for less share price volatility than other growth mutual funds.

In seeking such investments, the Adviser focuses its investment in high quality, medium- to large- sized U.S. companies with leading competitive positions. Using in-depth fundamental company research, along with proprietary financial quality, stock rating and risk measures, the Adviser looks for companies with strong and sustainable earnings growth, a proven ability to add value over time, and reasonable stock market valuations. These companies often have important business franchises, leading products, services or technologies, or dominant marketing and distribution systems.

The Fund allocates its investments among different industries and companies, and adjusts its portfolio securities based on long-term investment considerations as opposed to short-term trading. While the Fund emphasizes U.S. investments, it can commit a portion of its assets to the equity securities of foreign growth companies that meet the criteria applicable to domestic investments.

While the Fund invests primarily in common stocks, it can purchase other types of equity securities including securities convertible into common stocks, preferred stocks, rights and warrants. The Fund's policy is to remain substantially invested in these securities, which may be listed on national securities exchanges or, less commonly, traded over-the-counter. Also, the Fund may enter into repurchase agreements, reverse repurchase agreements, invest in illiquid and restricted securities and engage in strategic transactions.

For temporary defensive purposes, the Fund may invest without limit in high quality money market securities, including U.S. Treasury bills, repurchase agreements, commercial paper, certificates of deposit issued by domestic and foreign branches of U.S. banks, bankers' acceptances, and other debt securities, such as U.S. Government obligations and corporate debt instruments when the Adviser deems such a position advisable in light of economic or market conditions. It is impossible to predict accurately how long such alternative strategies may be utilized. The Fund may invest up to 20% of its


                                                                              --
net assets in debt securities when the Adviser anticipates that the capital appreciation on debt securities is likely to equal or exceed the capital appreciation on common stocks over a selected time, such as during periods of unusually high interest rates. As interest rates fall, the prices of debt securities tend to rise. The Fund may also invest in money market securities in anticipation of meeting redemptions or paying Fund expenses. More information about investment techniques is provided under "Additional information about policies and investments."

---------------------------------------
 Why invest in the Fund?
---------------------------------------


Classic Growth Fund invests principally in the common stock of seasoned, financially- sound, medium- to large-sized U.S. companies with strong competitive positions in their industries. This broadly diversified portfolio seeks to take advantage of the Adviser's extensive research capabilities to locate companies displaying the potential for continuing strong growth in earnings, yet with common stocks available at reasonable prices. The Fund uses an investment style that was originally designed for individual clients of the Adviser who wanted long-term growth of capital without the volatility of more aggressive growth funds. Rooted in the investment practices and accumulated experience of the Adviser's 75+ years of investing, this investment approach to growth stock investing seeks out companies which, in the opinion of the Adviser, have a history of, and the potential for, consistent and strong corporate earnings, and whose future growth will be supported by quality management, a differentiated business franchise, and competitive strength. This Fund will pursue long-term growth opportunities while seeking to reduce the overall impact of fluctuations in the stock market and individual security price volatility. Indeed, one of the Fund's objectives is to keep its share price more stable than that of other growth funds.


The Fund is intended to be a core equity component of a long-term portfolio and, as such, can be an excellent retirement investment vehicle. As part of an investment plan geared towards retirement or long-term investment, the Fund can complement an individual portfolio consisting of more or less aggressive funds, considering individual timeframes and tolerance for risk. As an investment for those already in their retirement years, this Fund seeks long-term growth, but with less share price volatility than other growth funds.

---------------------------------------
 Additional information about
 policies and investments
---------------------------------------

Investment restrictions

The Fund has adopted certain fundamental policies which may not be changed without a vote of shareholders and which are designed to reduce the Fund's investment risk. A complete description of these and other policies and restrictions is contained under "Investment Restrictions" in the Fund's Scudder Shares Statement of Additional Information.

As a matter of fundamental policy, the Fund may not borrow money, except as permitted under Federal law. Further, as a matter of non-fundamental policy, the Fund may not borrow money in an amount greater than 5% of total assets, except for temporary or emergency purposes, although the Fund may engage up to 5% of total assets in reverse repurchase agreements or dollar rolls.

As a matter of fundamental policy, the Fund may not make loans except through the lending of portfolio securities, the purchase of debt securities or through repurchase agreements. The Fund has adopted a non-fundamental policy restricting the lending of portfolio securities to no more than 5% of total assets.

A complete description of these and other policies and restrictions is contained under "Investment Restrictions" in the Fund's Scudder Shares Statement of Additional Information.


--
6

Common stocks

Under normal circumstances, the Fund invests primarily in common stocks. Common stock is issued by companies to raise cash for business purposes and represents a proportionate interest in the issuing companies. Therefore, the Fund participates in the success or failure of any company in which it holds stock. The market values of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic or financial market movements. Smaller companies are especially sensitive to these factors and may even become valueless. Despite the risk of price volatility, however, common stocks also offer the greatest potential for gain on investment, compared to other classes of financial assets such as bonds or cash equivalents.

Debt securities

The Fund may purchase investment-grade debt securities, which are those rated Aaa, Aa, A or Baa by Moody's Investor Services, Inc. ("Moody's"), or AAA, AA, A or BBB by Standard & Poor's Corporation ("S&P") or, if unrated, of equivalent quality, as determined by the Adviser.

Repurchase agreements

As a means of earning income for periods as short as overnight, the Fund may enter into repurchase agreements with selected banks and broker/dealers. Under a repurchase agreement, the Fund acquires securities, subject to the seller's agreement to repurchase them at a specified time and price.

Convertible securities

The convertible securities in which the Fund may invest consist of bonds, notes, debentures and preferred stocks which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock.

Prior to their conversion, convertible securities may have characteristics similar to nonconvertible securities of the same type.

Foreign securities

In addition to investments in companies domiciled in the U.S., the Fund may invest up to 25% of the Fund's assets in listed and unlisted foreign securities that meet the same criteria as the Fund's domestic holdings. The Fund may invest in foreign securities when the anticipated performance of foreign securities is believed by the Adviser to offer more return potential than domestic alternatives in keeping with the investment objectives of the Fund.

Illiquid securities

The Fund may invest in securities for which there is not an active trading market, or which have resale restrictions. These types of securities generally offer a higher return than more readily marketable securities, but carry the risk that the Fund may not be able to dispose of them at an advantageous time or price. (Funds with 144A procedures: Some restricted securities, however, may be considered liquid despite resale restrictions, since they can be sold to other qualified institutional buyers under a rule of the Securities and Exchange Commission (Rule 144A). The Trust's Board of Trustees has delegated to the Adviser the authority to determine those Rule 144A securities that will be considered liquid.)

Strategic Transactions and derivatives

The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over


                                                                              --
time as new instruments and strategies are developed or regulatory changes occur.

In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions").

Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes. Please refer to "Risk factors--Strategic Transactions and derivatives" for more information.

Risk factors

The Fund's risks are determined by the nature of the securities held and the portfolio management strategies used by the Adviser. The following are descriptions of certain risks related to the investments and techniques that the Fund may use from time to time.

Debt securities. Securities rated BBB by S&P or Baa by Moody's are neither highly protected nor poorly secured. These securities normally pay higher yields but involve potentially greater price variability than higher-quality securities. These securities are regarded as having adequate capacity to repay principal and pay interest, although adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to do so. Moody's considers bonds it rates Baa to have speculative elements as well as investment-grade characteristics.

Repurchase agreements. If the seller under a repurchase agreement becomes insolvent, the Fund's right to dispose of the securities may be restricted, or the value of the securities may decline before a Fund is able to dispose of them. In the event of the commencement of bankruptcy or insolvency proceedings of the seller of the securities before repurchase of the securities under a repurchase agreement, the Fund may encounter delay and incur costs, including a decline in value of the securities, before being able to sell the securities.

Convertible securities. While convertible securities generally offer lower yields than nonconvertible debt securities of similar quality, their prices may reflect changes in the value of


--
8
the underlying common stock. Convertible securities entail less credit risk than the issuer's common stock.

Foreign securities. Investments in foreign securities involve special considerations, due to more limited information, higher brokerage costs and different accounting standards. They may also entail certain risks, such as possible imposition of dividend or interest withholding or confiscatory taxes, possible currency blockages or transfer restrictions, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Foreign securities may be less liquid and more volatile than comparable domestic securities, and there is less government regulation of stock exchanges, brokers, listed companies and banks than in the U.S. Purchases of foreign securities are usually made in foreign currencies and, as a result, the Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar.

Illiquid securities. The absence of a trading market can make it difficult to ascertain a market value for these investments. Disposing of illiquid investments may involve time- consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price.

Strategic Transactions and derivatives. Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures contracts and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position.

Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that the Fund may use and some of their risks are described more fully in the Shares' combined Statement of Additional Information.


                                                                              --

---------------------------------------
 Distribution and performance
 information
---------------------------------------

Dividends and capital gains distributions

The Fund intends to distribute any dividends from its net investment income and net realized capital gains after utilization of capital loss carryforwards, if any, in November or December to prevent application of federal excise tax, although an additional distribution may be made if necessary. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. According to preference, shareholders may receive distributions in cash or have them reinvested in additional Scudder Shares. If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account. Dividends ordinarily will vary from one class of the Fund to another.


Generally, dividends from net investment income are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable at a maximum 20% or 28% capital gains rate (depending on the Fund's holding period for the assets giving rise to the gain), regardless of the length of time shareholders have owned their shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income. A portion of dividends from net investment income may qualify for the dividends-received deduction for corporations.


The Fund sends detailed tax information about the amount and type of its distributions to shareholders by January 31 of the following year.

Performance information


From time to time, quotations of the performance of the Fund's Scudder Shares may be included in advertisements, sales literature or shareholder reports. Performance information is computed separately for each class of Fund shares in accordance with formulae prescribed by the Securities and Exchange Commission. Performance figures will vary in part because of the different expense structures of the Fund's different classes of shares. All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. "Total return" is the change in value of an investment in a class of the Fund for a specified period. The "average annual total return" is the average annual compound rate of return of an investment in a particular class of the Fund assuming the investment has been held for the life of the Fund as of a stated ending date. "Cumulative total return" represents the cumulative change in value of an investment in a particular class of the Fund for various periods. All types of total return calculations assume that all dividends and capital gains distributions during the period were reinvested in the relevant class of shares of the Fund. Performance will vary based upon, among other things, changes in market conditions and the level of the Fund's expenses as well as particular class expenses.


---------------------------------------
 Fund organization
---------------------------------------


Classic Growth Fund is a diversified series of Scudder Investment Trust (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Trust, formerly known as Scudder Growth and Income Fund, was organized as a Massachusetts business trust in September 1984.

The Fund's activities are supervised by the Trust's Board of Trustees. The Trust has adopted a plan pursuant to Rule 18f-3 (the "Plan") under the 1940 Act to permit the Trust to establish a multiple class distribution system.

Under the Plan, shares of each class represent an equal pro rata interest in the Fund and, generally,



--
10
shall have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (1) each class shall have a different designation; (2) each class of shares shall bear its own "class expenses;" (3) each class shall have exclusive voting rights on any matter submitted to shareholders that relates to its administrative services, shareholder services or distribution arrangements; (4) each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class; (5) each class may have separate and distinct exchange privileges; (6) each class may have different conversion features, and
(7) each class may have separate account size requirements. Expenses currently designated as "Class Expenses" by the Trust's Board of Trustees under the Plan include, for example, transfer agency fees attributable to a specific class, and certain securities registration fees.

In addition to the Scudder Shares class offered herein, the Fund offers three other classes of shares, which may have different fees and expenses (which may affect performance), may have different minimum investment requirements and are entitled to different services. Additional information about these other classes of shares of the Fund may be obtained by calling 1-800-621-1048.

Each share of a class of the Fund shall be entitled to one vote (or fraction thereof in respect of a fractional share) on matters that such shares (or class of shares) shall be entitled to vote. Shareholders of the Fund shall vote together on any matter, except to the extent otherwise required by the 1940 Act, or when the Board of Trustees of the Trust has determined that the matter affects only the interest of shareholders of one or more classes of the Fund, in which case only the shareholders of such class or classes of the Fund shall be entitled to vote thereon. Any matter shall be deemed to have been effectively acted upon with respect to the Fund if acted upon as provided in Rule 18f-2 under the 1940 Act, or any successor rule, and in the Trust's Declaration of Trust.


Investment adviser

The Fund retains the investment management firm of Scudder Kemper Investments, Inc., a Delaware corporation formerly known as Scudder, Stevens & Clark, Inc., to manage its daily investment and business affairs subject to the policies established by the Board of Trustees. The Trustees have overall responsibility for the management of the Fund under Massachusetts law.

Pursuant to the terms of an agreement, Scudder, Stevens & Clark, Inc. ("Scudder"), and Zurich Insurance Company ("Zurich"), an international insurance and financial services organization, have formed a new global investment organization by combining Scudder with Zurich's subsidiary, Zurich Kemper Investments, Inc. As a result of the transaction, Zurich owns approximately 70% of the Adviser, with the balance owned by the Adviser's officers and employees. The Adviser now manages in excess of $200 billion.

The Fund pays the Adviser an annual fee of 0.70% of the Fund's average daily net assets. The fee is payable monthly, provided that the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid.

The Adviser has agreed to maintain the annualized expenses of the Fund at no more than _____% of the average daily net assets of the Fund until _______________. For the fiscal year ended August 31, 1997, the Adviser took action to reduce the Fund's total expenses and as a result did not receive an investment management fee.

All of the Fund's expenses are paid out of gross investment income. Shareholders pay no direct charges or fees for investment or administrative services.


                                                                              --

Scudder Kemper Investments, Inc. is located at Two International Place, Boston, Massachusetts.

Transfer agent

Scudder Service Corporation, P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, shareholder servicing and dividend-paying agent for the Scudder Shares class of the Fund.


The Fund, on behalf of the Scudder Shares class, may enter into arrangements with banks and other institutions which are omnibus account holders of shares of the Scudder Shares class providing for the payment of fees to the institution for servicing and maintaining accounts of beneficial owners of the omnibus account. Such payments are expenses of the Scudder Shares class only.


Underwriter


Scudder Investor Services, Inc., a subsidiary of the Adviser, is the principal underwriter of the Scudder Shares class of the Fund. Scudder Investor Services, Inc. confirms, as agent, all purchases of the Scudder Shares Class of the Fund. Scudder Investor Relations is a telephone information service provided by Scudder Investor Services, Inc.


Fund accounting agent

Scudder Fund Accounting Corporation, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the general accounting records of the Fund.

Custodian

State Street Bank and Trust Company is the Fund's custodian.

---------------------------------------
 Transaction information
---------------------------------------


Scudder Shares of Value Fund are available for purchase only by existing holders of Scudder Shares and certain other limited groups of investors.


Purchasing Scudder shares


Purchases are executed at the next calculated net asset value per share after the Scudder Shares of the Fund's transfer agent receives the purchase request in good order. Purchases are made in full and fractional shares. (See "Share price.")


By check. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. Checks must be drawn on or payable through a U.S. bank. If you purchase shares by check and redeem them within seven business days of purchase, the Fund may hold redemption proceeds until the purchase check has cleared. If you purchase shares by federal funds wire, you may avoid this delay. Redemption requests by telephone prior to the expiration of the seven-day period will not be accepted.

By wire. To open a new account by wire, first call Scudder at 1-800-225-5163 to obtain an account number. A representative will instruct you to send a completed, signed application to the transfer agent. Accounts cannot be opened without a completed, signed application and a Scudder fund account number. Contact your bank to arrange a wire transfer to:

      The Scudder Funds
      State Street Bank and Trust Company
      Boston, MA 02101
      ABA Number 011000028
      DDA Account 9903-5552

Your wire instructions must also include:

--  the name of the fund and class in which the money is to be invested,

--  the account number of the fund, and

--  the name(s) of the account holder(s).

The account will be established once the application and money order are received in good order.

You may also make additional investments of $100 or more to your existing account by wire.

By telephone order. Existing shareholders may purchase shares at a certain day's price by calling


--
12

1-800-225-5163 before the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4 p.m. eastern time, on that day. Orders must be for $10,000 or more and cannot be for an amount greater than four times the value of your account at the time the order is placed. A confirmation with complete purchase information is sent shortly after your order is received. You must include with your payment the order number given at the time the order is placed. If payment by check or wire is not received within three business days, the order is subject to cancellation and the shareholder will be responsible for any loss to the Fund resulting from this cancellation. Telephone orders are not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

By "QuickBuy." If you elected "QuickBuy" for your account, you can call toll-free to purchase shares. The money will be automatically transferred from your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "QuickBuy," call 1-800-225-5163 for more information.

To purchase additional shares, call 1-800-225-5163. Purchases may not be for more than $250,000. Proceeds in the amount of your purchase will be transferred from your bank checking account within two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per Share calculated at the close of trading on the day of your call. "QuickBuy" requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value per share calculated on the following business day.

If you purchase shares by "QuickBuy" and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account, the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. "QuickBuy" transactions are not available for most retirement plan accounts. However, "QuickBuy" transactions are available for Scudder IRA accounts.

By exchange. Scudder Shares may be exchanged for shares of other funds in the Scudder Family of Funds unless otherwise determined by the Board of Trustees. Your new account will have the same registration and address as your existing account.

The exchange requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. Please call 1-800-225-5163 for more information, including information about the transfer of special account features.

You can also make exchanges among your Scudder fund accounts on SAIL, the Scudder Automated Information Line, by calling 1-800-343-2890.

Redeeming Scudder Shares

The Fund allows you to redeem shares (i.e., sell them back to the Fund) without redemption fees.

By telephone. This is the quickest and easiest way to sell shares. If you provided your banking information on your application, you can call to request that federal funds be sent to your authorized bank account. If you did not include your banking information on your application, call 1-800-225-5163 for more information.

Redemption proceeds will be wired to your bank unless otherwise requested. If your bank cannot receive federal reserve wires, redemption proceeds will be mailed to your bank. There will be a $5 charge for all wire redemptions.

You can also make redemptions from your Scudder fund account on SAIL by calling 1-800-343-2890.

If you open an account by wire, you cannot redeem shares by telephone until the Fund's


                                                                              --
transfer agent has received your completed and signed application. Telephone redemption is not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

In the event that you are unable to reach the Fund by telephone, you should write to the Fund; see "How to contact Scudder" for the address.

By "QuickSell." If you elected "QuickSell" for your account, you can call toll-free to redeem shares. The money will be automatically transferred to your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "QuickSell," call 1-800-225-5163 for more information.

To redeem shares, call 1-800-225-5163. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account within two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. "QuickSell" requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day.

"QuickSell" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

Signature guarantees. For your protection and to prevent fraudulent redemptions, on written redemption requests in excess of $100,000 we require an original signature and an original signature guarantee for each person in whose name the account is registered. (The Fund reserves the right, however, to require a signature guarantee for all redemptions.) You can obtain a signature guarantee from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations or clearing agencies deemed eligible by the Securities and Exchange Commission. Signature guarantees by notaries public are not acceptable. Redemption requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. For more information, please call 1-800-225-5163.

Telephone transactions

Shareholders automatically receive the ability to exchange Scudder Shares by telephone and the right to redeem by telephone up to $100,000 to their address of record. Shareholders also may, by telephone, request that redemption proceeds be sent to a predesignated bank account. The Fund uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Share price

Purchases and redemptions of Scudder Shares, including exchanges, are made at net asset value. Scudder Fund Accounting Corporation determines net asset value per share as of the close of regular trading on the Exchange, normally 4 p.m. eastern time, on each day the Exchange is open for trading. Net asset value per share is calculated by dividing the value of Total Fund assets attributable to the shares the shares, less all liabilities of such shares, by the total number of Shares outstanding.

Processing time

All purchase and redemption requests must be received in good order by the transfer agent for the Scudder Shares. Those requests received by


--
14
the close of regular trading on the Exchange are executed at the net asset value per share calculated at the close of regular trading that day.

Purchase and redemption requests received after the close of regular trading on the Exchange will be executed the following business day.

If you wish to make a purchase of $500,000 or more, you should notify Scudder Investor Relations by calling 1-800-225-5163.

The Fund will normally send your redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check).

Purchase restrictions


Purchases and sales should be made for long-term investment purposes only. The Fund and Scudder Investor Services, Inc. each reserves the right to reject purchases of Fund shares (including exchanges) for any reason including when a pattern of frequent purchases and sales made in response to short-term fluctuations in the Fund's share price appears evident.


Tax information

A redemption of shares, including an exchange into another Scudder fund, is a sale of shares and may result in a gain or loss for income tax purposes.

Tax identification number

Be sure to complete the Tax Identification Number section of the Fund's application when you open an account. Federal tax law requires the Fund to withhold 31% of taxable dividends[, capital gains distributions and redemption and exchange proceeds] from accounts (other than those of certain exempt payees) without a correct certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. The Fund reserves the right to reject new account applications without a correct certified Social Security or tax identification number. The Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period.

Minimum balances


Holders of Scudder Shares should maintain a share balance worth at least $2,500, which amount may be changed by the Board of Trustees. Scudder retirement plans and certain other accounts have similar or lower minimum balance requirements. A holder of Scudder Shares may open an account with at least $1,000, if an automatic investment plan of $100/month is established.

Shareholders of Scudder Shares who maintain a non-fiduciary account balance of less than $2,500 in the Fund, without establishing an automatic investment plan, will be assessed an annual $10.00 per fund charge with the fee to be paid to the Fund. The $10.00 charge will not apply to shareholders with a combined household account balance in any of the Scudder Funds of $25,000 or more. The Fund reserves the right, following 60 days' written notice to shareholders, to redeem all shares in accounts below $250, including accounts of new investors, where a reduction in value has occurred due to a redemption or exchange out of the account. The Fund will mail the proceeds of the redeemed account to the shareholder. Reductions in value that result solely from market activity will not trigger an involuntary redemption. Retirement accounts and certain other accounts will not be assessed the $10.00 charge or be subject to automatic liquidation. Please refer to "Exchanges and Redemptions--Other information" in the Shares' Statement of Additional Information for more information.


Third party transactions

If purchases and redemptions of shares are arranged and settlement is made at an investor's election through a member of the National


                                                                              --

Association of Securities Dealers, Inc., other than Scudder Investor Services, Inc., that member may, at its discretion, charge a fee for that service.

Redemption-in-kind

The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

---------------------------------------
 Shareholder benefits
---------------------------------------

Experienced professional management

Scudder Kemper Investments, Inc., one of the nation's most experienced investment management firms, actively manages your Scudder fund investment. Professional management is an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

A team approach to investing

Classic Growth Fund is managed by a team of investment professionals who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by the Adviser's large staff of economists, research analysts, traders and other investment specialists who work in the Adviser's offices across the United States and abroad. The Adviser believes its team approach benefits Fund investors by bringing together many disciplines and leveraging its extensive resources.

Lead Portfolio Manager William F. Gadsden focuses on overall investment strategy and has 15 years of investment industry experience and joined Scudder in 1983. Bruce F. Beaty, Portfolio Manager, focuses on securities selection and assists with the creation and implementation of investment strategy for the Fund. He has 16 years of investment industry experience and joined Scudder in 1991.

SAIL(TM)--Scudder Automated Information Line

For personalized account information including fund prices, yields and account balances, to perform transactions in existing Scudder fund accounts, or to obtain information on any Scudder fund, shareholders can call Scudder's Automated Information Line (SAIL) at 1-800-343-2890, 24 hours a day. During periods of extreme economic or market changes, or other conditions, it may be difficult for you to effect telephone transactions in your account. In such an event you should write to the Fund; please see "How to contact Scudder" for the address.

Investment flexibility

Scudder offers toll-free telephone exchange between funds at current net asset value. You can move your investments among money market, income, growth, tax-free and growth and income funds with a simple toll-free call or, if you prefer, by sending your instructions through the mail or by fax. (The exchange privilege may not be available for certain Scudder funds or classes of Scudder Funds. For more information, please call 1-800-225-5163.) Telephone and fax redemptions and exchanges are subject to termination and their terms are subject to change at any time by the Fund or the transfer agent. In some cases, the transfer agent or Scudder Investor Services, Inc.


--
16
may impose additional conditions on telephone transactions.

Personal Counsel(SM) -- A Managed Fund Portfolio Program

If you would like to receive direct guidance and management of your overall mutual fund portfolio to help you pursue your investment goals, you may be interested in Personal Counsel from Scudder. Personal Counsel, a program of Scudder Investor Services, Inc., a registered investment adviser and a subsidiary of Scudder Family of Funds Kemper Investments, Inc., combines the benefits of a customized portfolio of pure no-load Scudder Funds with ongoing portfolio monitoring and individualized service, for an annual fee of generally 1% or less of assets (with a $1,000 minimum). In addition, it draws upon the Adviser's more than 75-year heritage of providing investment counsel to large corporate and private clients. If you have $100,000 or more to invest initially and would like more information about Personal Counsel, please call 1-800-700-0183.

Dividend reinvestment plan

You may have dividends and distributions automatically reinvested in additional Scudder Shares. Please call 1-800-225-5163 to request this feature.

Shareholder statements

You will receive a detailed statement summarizing account activity, including dividend and capital gain reinvestment, purchases and redemptions. All of your statements should be retained to help you keep track of account activity and the cost of shares for tax purposes.

Shareholder reports

In addition to account statements, you receive periodic shareholder reports highlighting relevant information, including investment results and a review of portfolio changes.

To reduce the volume of mail you receive, only one copy of most Fund reports, such as the Fund's Annual Report, may be mailed to your household (same surname, same address). Please call 1-800-225-5163 if you wish to receive additional shareholder reports.

Newsletters

Four times a year, Scudder sends you Perspectives, an informative newsletter covering economic and investment developments, service enhancements and other topics of interest to Scudder fund investors.

Scudder Investor Centers

As a convenience to shareholders who like to conduct business in person, Scudder Investor Services, Inc. maintains Investor Centers in Boca Raton, Boston, Chicago, New York and San Francisco.

T.D.D. service for the hearing impaired

Scudder's full range of investor information and shareholder services is available to hearing impaired investors through a toll-free T.D.D. (Telephone Device for the Deaf) service. If you have access to a T.D.D., call 1-800-543-7916 for investment information or specific account questions and transactions.


                                                                              --

--------------------------------------------------------------------------------
 Trustees and Officers
--------------------------------------------------------------------------------

Daniel Pierce*
   President and Trustee

Henry P. Becton, Jr.
   Trustee; President and General Manager,
   WGBH Educational Foundation

Dawn-Marie Driscoll
   Trustee; Executive Fellow, Center for Business Ethics, Bentley College

Peter B. Freeman
   Trustee; Director, The A. H. Belo Company

George M. Lovejoy, Jr.
   Trustee; President and Director,
   Fifty Associates

Wesley W. Marple, Jr.
   Trustee; Professor of Business Administration, Northeastern University

Kathryn L. Quirk*
   Trustee

Jean C. Tempel
   Trustee; Managing Partner,
   Technology Equity Partners

Bruce F. Beaty*
   Vice President

Philip S. Fortuna*
   Vice President

William F. Gadsden*
   Vice President

Jerard K. Hartman*
   Vice President

Robert T. Hoffman*
   Vice President

Thomas W. Joseph*
   Vice President

Valerie F. Malter*
   Vice President

Thomas F. McDonough*
   Vice President, Secretary and
   Assistant Treasurer

Edward J. O'Connell*
   Vice President and Assistant Treasurer

Caroline Pearson*
   Assistant Secretary

*Scudder Kemper Investments, Inc.


--
18

---------------------------------------
Purchases
---------------------------------------

------------------------------------------------------------------------------------------------------------------------
Opening             Minimum initial investment: $2,500; IRAs $1,000
an account          Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
                    See appropriate plan literature.

Make checks         o  By Mail              Send your completed and signed application and check
payable to "The
Scudder Funds."                                 by regular mail to:    or       by express, registered,
                                                                                or certified mail to:

                                                The Scudder Funds               The Scudder Funds
                                                P.O. Box 2291                   66 Brooks Drive
                                                Boston, MA                      Braintree, MA 02184
                                                02107-2291

                    o  By Wire              Please see Transaction information--Purchasing shares--
                                            By wire for details, including the ABA wire transfer number.
                                            Then call 1-800-225-5163 for instructions.

                    o  In Person            Visit one of our Investor Centers to complete your application with the help of a Scudder representative. Investor Center locations are listed under Shareholder benefits.

------------------------------------------------------------------------------------------------------------------------
Purchasing          Minimum additional investment: $100; IRAs $50
additional          Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
shares              See appropriate plan literature.

Make checks         o By Mail               Send a check with a Scudder investment slip, or with a
payable to "The                             instruction including your account number and the
Scudder Funds."                             complete Fund name, to the appropriate address listed above.

                    o By Wire               Please see Transaction information--Purchasing shares--
                                            By  wire for details, including the ABA wire transfer number.

                    o In Person             Visit one of our Investor Centers to make an additional
                                            investment in your Scudder fund account. Investor Center
                                            locations are listed under Shareholder benefits.

                    o By Telephone          Please see Transaction information--Purchasing shares--
                                            By QuickBuy or By telephone order for more details.

                    o By Automatic          You may arrange to make investments on aregular basis regular basis
                      Investment Plan       through automatic deductions from your bank checking
                      ($50 minimum)         account. Please call 1-800-225-5163  for more information and an enrollment form.
------------------------------------------------------------------------------------------------------------------------


                                                                              --

---------------------------------------
 Exchanges and redemptions
---------------------------------------

------------------------------------------------------------------------------------------------------------------------
Exchanging        Minimum investments:  $2,500 to establish a new account;
shares                                  $100 to exchange among existing accounts

                  o By Telephone     To speak with a service representative, call 1-800-225-5163 from
                                     8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                     Information Line, call 1-800-343-2890 (24 hours a day).


For               o By Mail          Print or type your instructions and include:
information on      or Fax             -   the name of the Fund and the account number you are exchanging from;
exchanging to                          -   your name(s) and address as they appear on your account;
other Scudder                          -   the dollar amount or number of shares you wish to exchange;
Funds, see                             -   the name of the Fund you are exchanging into;
"Transaction                           -   your signature(s) as it appears on your account; and
information--                          -   a daytime telephone number.
By exchange."
                                     Send your instructions
                                     by regular mail to:      or   by express, registered,   or   by fax to:
                                                                   or certified mail to:


                                     The Scudder Funds             The Sudder Funds              1-800-821-6234
                                     P.O. Box 2291                 66 Brooks Drive
                                     Boston, MA 02107-2291         Braintree, MA 02184
------------------------------------------------------------------------------------------------------------------------
Redeeming shares  o By Telephone     To speak with a service representative, call 1-800-225-5163 from
                                     8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                     Information Line, call 1-800-343-2890 (24 hours a day). You may have redemption proceeds sent to your predesignated bank account, or redemption proceeds of up to $100,000 sent to your address of record.

                  o By Mail          Send your instructions for redemption to the appropriate address or fax number
                    or Fax           above and include:
                                       - the name of the Fund and account
                                         number you are redeeming from;
                                       - your name(s) and address as they appear on
                                         your account;
                                       - the dollar amount or number of shares you wish to redeem;
                                       - your signature(s) as it appears on your account; and
                                       - a daytime telephone number.

                                     A signature guarantee is required for redemptions over $100,000.
                                     See Transaction information--Redeeming shares.

                  o By Automatic     You may arrange to receive automatic cash payments periodically.
                    Withdrawal       Call  1-800-225-5163 for more information and an enrollment form.
                    Plan
------------------------------------------------------------------------------------------------------------------------


--
20

---------------------------------------
 Scudder tax-advantaged retirement plans
---------------------------------------

Scudder offers a variety of tax-advantaged retirement plans for individuals, businesses and non-profit organizations. These flexible plans are designed for use with the Scudder Family of Funds (except Scudder tax-free funds, which are inappropriate for such plans). Scudder Funds offer a broad range of investment objectives and can be used to seek almost any investment goal. Using Scudder's retirement plans can help shareholders save on current taxes while building their retirement savings.

o Scudder No-Fee IRAs. These retirement plans allow a maximum annual contribution of up to $2,000 per person for anyone with earned income (up to $2,000 per individual for married couples if only one spouse has earned income). Many people can deduct all or part of their contributions from their taxable income, and all investment earnings accrue on a tax-deferred basis. The Scudder No-Fee IRA charges you no annual custodial fee.

o Scudder Roth No-Fee IRAs. Similar to the traditional IRA in many respects, these retirement plans provide a unique opportunity for qualifying individuals to accumulate investment earnings tax free. Unlike a traditional IRA, contributions are not deductible, both with a Roth IRA, if you meet the distribution requirements, you can withdraw your money without paying any taxes on the earnings. The Scudder Roth IRA charges you no annual custodial fee.

o 401(k) Plans. 401(k) plans allow employers and employees to make tax-deductible retirement contributions. Scudder offers a full service program that includes recordkeeping, prototype plan, employee communications and trustee services, as well as investment options.

o Profit Sharing and Money Purchase Pension Plans. These plans allow corporations, partnerships and people who are self-employed to make annual, tax-deductible contributions of up to $30,000 for each person covered by the plans. Plans may be adopted individually or paired to maximize contributions. These are sometimes known as Keogh plans. The Scudder Keogh charges you no annual custodial fee.

o 403(b) Plans. Retirement plans for tax-exempt organizations and school systems to which employers and employees may both contribute.

o SEP-IRAs. Easily administered retirement plans for small businesses and self-employed individuals. The maximum annual contribution to SEP-IRA accounts is adjusted each year for inflation. The Scudder SEP-IRA charges you no annual custodial fee.

o Scudder Horizon Plan. A no-load variable annuity that lets you build assets by deferring taxes on your investment earnings. You can start with $2,500 or more.

Scudder Trust Company (an affiliate of the Adviser) is Trustee or Custodian for some of these plans and is paid an annual fee for some of the above retirement plans. For information about establishing a Scudder No-Fee IRA, Roth No-Fee IRA, SEP-IRA, Profit Sharing Plan, Money Purchase Pension Plan or a Scudder Horizon Plan, please call 1-800-225-2470. For information about 401(k)s or 403(b)s please call 1-800-323-6105. To effect transactions in existing IRA, SEP-IRA, Profit Sharing or Pension Plan accounts, call 1-800-225-5163.

The variable annuity contract is provided by Charter National Life Insurance Company (in New York State, Intramerica Life Insurance Company [S 1802]). The contract is offered by Scudder Insurance Agency, Inc. (in New York State, Nevada and Montana, Scudder Insurance Agency of New York, Inc.). CNL, Inc. is the Principal Underwriter. Scudder Horizon Plan is not available in all states.

Scudder Investor Relations is a service provided through Scudder Investor Services, Inc., Distributor.


                                                                              --

--------------------------------------------------------------------------------
 Investment products and services
--------------------------------------------------------------------------------

The Scudder Family of Funds++
--------------------------------------------------------------------------------

Money Market

  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series--
   Premium  Shares*
   Managed Shares*
  Scudder Government Money Market Series--Managed Shares*

Tax Free Money Market+

  Scudder Tax Free Money Fund
  Scudder Tax Free  Money Market Series--Managed  Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+

  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited
   Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income

  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund

Global Income

  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation

  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income

  Scudder Balanced Fund
  Scudder Growth and Income Fund
  Scudder S&P 500 Index Fund

U.S. Growth

  Value

   Scudder Large Company Value  Fund
   Value Fund Scudder Shares
   Scudder Small Company Value Fund
   Scudder Micro Cap Fund

  Growth

   Classic Growth Fund Scudder Shares
   Scudder Large Company Growth Fund
   Scudder Development Fund
   Scudder 21st Century Growth Fund

Global Growth

  Worldwide

   Scudder Global Fund
   Scudder International Growth and Income Fund
   Scudder International Fund
   Global Discovery Fund Scudder Shares
   Scudder Emerging Markets Growth Fund
   Scudder Gold Fund

  Regional

   Scudder Greater Europe Growth Fund
   Scudder Pacific Opportunities Fund
   Scudder Latin America Fund
   The Japan Fund, Inc.

Industry Sector Funds

  Choice Series

   Scudder Financial Services Fund
   Scudder Health Care Fund
   Scudder Technology Fund

Retirement Programs and Education Accounts
--------------------------------------------------------------------------------

Retirement Programs

  Traditional IRA
  Roth IRA
  SEP-IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan **++++
  (a variable annuity)

Education Accounts

  Education IRA
  UGMA/UTMA

Closed-End Funds#
--------------------------------------------------------------------------------

  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder Global High Income Fund, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder Spain and Portugal Fund, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. ++ Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds or classes thereof may not be available for purchase or exchange. + A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. * A class of shares of the Fund. ** Not available in all states. ++++ A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. # These funds, advised by Scudder Kemper Investments, Inc., are traded on the New York Stock Exchange and, in some cases, on various foreign stock exchanges.


--
22

--------------------------------------------------------------------------------
 How to contact Scudder
--------------------------------------------------------------------------------

Account Service and Information:

For existing account service and transactions

            Scudder Investor Relations -- 1-800-225-5163

      For 24 hour account information, fund information, exchanges, and an overview of all the services available to you

            Scudder Electronic Account Services -- http://funds.scudder.com

      For personalized information about your Scudder accounts, exchanges and redemptions

            Scudder Automated Information Line (SAIL) -- 1-800-343-2890

Investment Information:

      For information about the Scudder funds, including additional applications and prospectuses, or for answers to investment questions

            Scudder Investor Relations -- 1-800-225-2470
                                          Investor.Relations@scudder.com
            Scudder's World Wide Web Site -- http://funds.scudder.com

      For establishing 401(k) and 403(b) plans

            Scudder Defined Contribution Services -- 1-800-323-6105

Scudder Brokerage Services:

      To receive information about this discount brokerage service and to obtain an application

                  Scudder Brokerage Services* -- 1-800-700-0820

Personal Counsel(SM) -- A Managed Fund Portfolio Program:

      To receive information about this mutual fund portfolio guidance and management program

            Personal Counsel from Scudder -- 1-800-700-0183

Please address all correspondence to:

            The Scudder Funds
            P.O. Box 2291
            Boston, Massachusetts
            02107-2291

Or Stop by a Scudder Investor Center:

      Many shareholders enjoy the personal, one-on-one service of the Scudder Investor Centers. Check for an Investor Center near you--they can be found in the following cities:

            Boca Raton       Chicago           San Francisco
            Boston           New York

Scudder Investor Relations and Scudder Investor Centers are services provided through Scudder Investor Services, Inc., Distributor.

* Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061 -- Member NASD/SIPC.


                                                                              --
                                                                              23

                                Table of Contents

              Summary                                             -
              Summary of Expenses                                 -
              Investment Objective, Policies and Risk Factors     -
              Investment Manager and  Underwriter                 -
              Dividends, Distributions and Taxes                  -
              Net Asset Value                                     -
              Purchase of Shares                                  -
              Redemption or Repurchase of Shares                  -
              Special Features                                    -
              Performance                                         -
              Capital Structure                                   -
             -------------------------------------

This prospectus contains concisely the information about Kemper Classic Growth Fund Class A, B and C shares (the "Kemper Shares" or "Shares"), of Classic Growth Fund (the "Fund"), a diversified series of Scudder Investment Trust (the "Trust"), an open-end management investment company, that a prospective investor should know before investing and should be retained for future reference. A Statement of Additional Information, which contains additional information about the Fund and the Trust, dated April 16, 1998, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. It is available upon request without charge from the Fund at the address or telephone number on this cover or the firm from which this prospectus was received. It is also available along with other related materials on the SEC's Internet Web Site (http://www.sec.gov).

The Fund's shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, nor are they federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. Investment in the Fund's shares involves risk, including the possible loss of principal.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                             [KEMPER FUNDS LOGO]

KEMPER CLASSIC GROWTH FUND

PROSPECTUS DATED APRIL 16, 1998

CLASSIC GROWTH FUND
222 South Riverside Plaza, Chicago, Illinois 60606
1-800-621-1048

The investment objective of the Fund is to provide long-term growth of capital, and to keep the value of its shares more stable than other growth mutual funds. The Fund invests primarily in a diversified portfolio of common stocks which the Fund's investment manager, Scudder Kemper Investments, Inc. (the "Adviser"), believes offers above-average appreciation potential yet, as a portfolio, offers the potential for less share price volatility than other growth mutual funds.

There is no assurance that the Fund's objective will be achieved.

SUMMARY

Investment Objective. The Fund is a diversified series of the Trust, an open-end management investment company. The Fund's investment objective is to provide long-term growth of capital and to keep the value of its shares more stable than other growth mutual funds. There is no assurance that the Fund's objective will be achieved. The Fund invests primarily in a diversified portfolio of common stocks which the Adviser believes offers above-average appreciation potential yet, as a portfolio, offers the potential for less share price volatility than other growth mutual funds.

Risk Factors. The Fund's risks are determined by the nature of the securities held in the Fund and the portfolio management strategies used by the Adviser. The Fund is designed for investors looking to grow their investment principal over time for retirement and other long-term needs. While current income is not a stated objective of the Fund, many of the Fund's securities may provide regular dividends, which are also expected to grow over time. The following are descriptions of certain risks related to the investments and techniques that the Fund may use from time to time. For a more complete discussion of risks involved in an investment in the Fund, please see "Special Risk Factors."

Under normal circumstances, the Fund invests primarily in common stocks. Therefore, the Fund participates in the success or failure of any company in which it holds stock. The market values of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic or financial market movements. Smaller companies are especially sensitive to these factors and may even become valueless. Foreign investments by the Fund involve risk and opportunity considerations not typically associated with investing in U.S. companies. The U.S. Dollar value of a foreign security tends to decrease when the value of the U.S. Dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the U.S. Dollar falls against such currency. Thus, the U.S. Dollar value of foreign securities in the Fund's portfolio, and the Fund's net asset value, may change in response to changes in currency exchange rates even though the value of the foreign securities in local currency terms may not have changed. There are special risks associated with options, financial futures and foreign currency transactions and other derivatives and there is no assurance that use of those investment techniques will be successful. See "Investment Objective, Policies and Risk Factors."

Purchases and Redemptions. The Fund provides investors with the option of purchasing shares in the following ways:

Class A Shares     Offered at net asset value plus a maximum sales charge of
                   5.75% of the offering price. Reduced sales charges apply to purchases of $50,000 or more. Class A shares purchased at net asset value under the "Large Order NAV Purchase Privilege" may be subject to a 1% contingent deferred sales charge if redeemed within one year of purchase and a 0.50% contingent deferred sales charge if redeemed within the second year of purchase.

Class B Shares Offered at net asset value, subject to a Rule 12b-1 distribution fee and a contingent deferred sales charge applied to the value of shares redeemed within six years of purchase. The contingent deferred sales charge is computed at the following rates:

                   Year of Redemption After  Purchase              CDSC

                   First                                           4%
                   Second                                          3%
                   Third                                           3%
                   Fourth                                          2%
                   Fifth                                           2%
                   Sixth                                           1%

Class C Shares Offered at net asset value without an initial sales charge, but subject to a Rule 12b-1 distribution fee and a 1% contingent deferred sales charge on redemptions made within one year of purchase. Class C shares do not convert into any other class.

Each class of shares represents interests in the same portfolio of investments of the Fund. The minimum initial investment for each class is $1,000 and investments thereafter must be for at least $100. Shares are redeemable at net asset value, which may be more or less than original cost, subject to any applicable contingent deferred sales charge. See "Purchase of Shares" and "Redemption or Repurchase of Shares."

Investment Manager and Underwriter. Scudder Kemper Investments, Inc. serves as the Fund's investment manager. The Fund pays the Adviser an annual fee of . ___% of the Fund's average daily net assets. Kemper Distributors, Inc. ("KDI"), a subsidiary of the Adviser, is principal underwriter and administrator for the Kemper Classic Growth Fund Shares class A, B and C. For each of Class B and Class C shares, KDI receives a Rule 12b-1 distribution fee of .75% of average daily net assets of each such class. KDI also receives the amount of any contingent deferred sales charges paid on the redemption of shares. Administrative services are provided to shareholders under an administrative services agreement with KDI. The Fund pays an administrative services fee at an annual rate of up to .25% of average daily net assets of each of Class A, B and C shares of the Fund, which KDI pays to financial services firms. See "Investment Manager and Underwriter."

Dividends. The Fund normally distributes dividends of net investment income, and any net realized short-term and long-term capital gains at least annually. Income and capital gain dividends of the Fund are automatically reinvested in additional shares of the Fund, without a sales charge, unless the investor makes an election otherwise. See "Dividends and Taxes."

SUMMARY OF EXPENSES

                       Shareholder Transaction Expenses (1)           Class A   Class B  Class C
                                                                      -------   -------  -------
                   Maximum Sales Charge on Purchases (as a
                     percentage of offering price)................    5.75%(2)  None     None
                   Maximum Sales Charge on Reinvested Dividends...    None      None     None
                   Redemption Fees................................    None      None     None
                   Exchange Fee...................................    None      None     None
                   Maximum Contingent  Deferred Sales Charge (as
                   a percentage of
                     redemption proceeds).........................    None(3)   4%(4)    1%(5)

----------

(1)Investment dealers and other firms may independently charge additional fees for shareholder transactions or for advisory services; please see their materials for details. The table does not include the $9.00 quarterly small account fee. See "Redemption or Repurchase of Shares."

(2)Reduced sales charges apply to purchases of $50,000 or more. See "Purchase of Shares--Initial Sales Charge Alternative--Class A Shares."

(3)The redemption of Class A shares purchased at net asset value under the "Large Order NAV Purchase Privilege" may be subject to a contingent deferred sales charge of 1% during the first year and 0.50% during the second year. See "Purchase of Shares--Initial Sales Charge Alternative Class A Shares."

(4)The maximum Contingent Deferred Sales Charge on Class B Shares applies to redemptions during the first year. The charge is 4% during the first year, 3% during the second and third years, 2% during the fourth and fifth years and 1% in the sixth year.

(5)The Contingent Deferred Sales Charge of 1% on Class C Shares applies to redemptions during the first year after purchase.

Annual Fund Operating Expenses
(as a percentage of average net assets)

                                       Class A     Class B     Class C
                                       Shares      Shares      Shares

               Management Fees            .__%        .__%       .__%

               12b-1  Fees(6)(7) ...     None         .75%       .75%

               Other Expenses ......      .__%        .__%       .__%

               Total Fund
               Operating
               Expenses ............         %           %          %
                                           ==          ==         ==

----------

(6)Long-term Class B shareholders of the Fund may, as a result of the Fund's Rule 12b-1 fees, pay more than the economic equivalent of the maximum initial sales charges permitted by the National Association of Securities Dealers, Inc., although KDI believes that this is unlikely because of the automatic conversion feature described under "Purchase of Shares -- Deferred Sales Charge Alternative -- Class B Shares."

(7)As a result of the accrual of Rule 12b-1 fees, long-term Class C shareholders of the Fund may pay more than the economic equivalent of the maximum initial sales charges permitted by the National Association of Securities Dealers, Inc.

Example**

The following example assumes reinvestment of all dividends and distributions and that the percentage amounts under "Total Fund Operating Expenses" remain the same each year.

                                                            1 year      3 year      5 year      10 years
                                                            ------      ------      ------      --------
                      Class A Shares (8)

                      Based   on  the   level   of   total    $__          $__         $__          $ __
                      operating   expenses  listed  above,
                      you   would   pay   the    following
                      expenses  on  a  $1,000  investment,
                      assuming  a  5%  annual  return  and
                      redemption  at the end of each  time
                      period:

                      Class B Shares (9)

                      Based   on  the   level   of   total    $ __         $__         $__           $__
                      operating   expenses  listed  above,
                      you   would   pay the following
                      expenses  on  a  $1,000 investment,
                      assuming  a  5% annual return  and
                      redemption  at the end of each  time
                      period:

                      You would pay the following
                      expenses on the same investment,
                      assuming no redemption:                 $ __         $__         $__           $__

                      Class C Shares (10)

                      Based   on   the   level   of   total    $__         $__         $__           $__
                      operating expenses listed above, you
                      would pay the following expenses on a
                      $1,000 investment, assuming a 5% annual
                      return and redemption at the end of
                      each time period:

                      You would pay the following  expenses
                      on the same investment, assuming no
                      redemption:                              $__         $__         $__          $ __

----------
[**   Based on Total Fund Operating Expenses net of fee waiver (see "Annual Fund
Operating Expenses" table above).]

(8) Assumes deduction of the maximum 5.75% initial sales charge at the time of purchase and no deduction of a Contingent Deferred Sales Charge at the time of redemption.

(9) Assumes that the shareholder was the owner on the first day of the first year and the contingent deferred sales charge was applied as follows: 1 year (4%), 3 years (3%), 5 years (2%) and 10 years (0%).

(10) Assumes that the shareholder was the owner on the first day of the first year and the contingent deferred sales charge of 1.00 % was applied.

The purpose of the preceding table is to assist investors in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. See "Investment Manager and Underwriter" for more information.

The Fund commenced operations on ____________, 199_. The inception date for the Fund's Kemper Classic Growth Fund Class A, B and C shares is April 16, 1997. Accordingly, the expense ratios shown above are estimates based on amounts incurred by the Fund during the fiscal year ended September 30, 1997, prior to the creation of multiple classes of the Fund.

Each Example assumes a 5% annual rate of return pursuant to requirements of the SEC and assumes reinvestment of all dividends and distributions. This hypothetical rate of return is not intended to be representative of past or future performance of the Fund. The Examples should not be considered to be a representation of past or future expenses. Actual expenses may be greater or less than those shown.

The Fund also offers one other class of shares which has different fees and expenses (which may affect performance), has different minimum investment requirements and is entitled to different services. Information about this other class may be obtained by contacting _____________________.

FINANCIAL HIGHLIGHTS. The inception date for the Fund's Kemper Classic Growth Fund Class A, B and C is April 16, 1998. Accordingly, no financial information for these shares is presented. Financial highlights for the class of shares in existence prior to April 16, 1998 can be obtained by calling _____________.

INVESTMENT OBJECTIVE, POLICIES AND RISK FACTORS

The following information sets forth the Fund's investment objectives, policies and risk factors. The Fund's returns and net asset value will fluctuate, and there is no assurance that the Fund will achieve its objective.

The Fund seeks to provide long-term growth of capital and to keep the value of its shares more stable than other growth mutual funds. This diversified equity fund is designed for investors looking to grow their investment principal over time for retirement and other long-term needs. While current income is not a stated objective of the Fund, many of the Fund's securities may provide regular dividends, which are also expected to grow over time.

While the Fund is broadly diversified and conservatively managed, with attention paid to stock valuation and risk, its share price will move up and down with changes in the general level of the financial markets. Accordingly, shareholders should be comfortable with stock market risk and view the Fund as a long-term investment.

Except as otherwise indicated, the Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. If there is a change in investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the Fund's objective will be met.

Investments. Under normal market conditions, the Fund invests primarily in a diversified portfolio of common stocks which the Adviser believes offers above-average appreciation potential yet, as a portfolio, offers the potential for less share price volatility than other growth mutual funds.

In seeking such investments, the Adviser focuses its investment in high quality, medium- to large- sized U.S. companies with leading competitive positions. Using in-depth fundamental company research, along with proprietary financial quality, stock rating and risk measures, the Adviser looks for companies with strong and sustainable earnings growth, a proven ability to add value over time, and reasonable stock market valuations. These companies often have important business franchises, leading products, services or technologies, or dominant marketing and distribution systems.

The Fund allocates its investments among different industries and companies, and adjusts its portfolio securities based on long-term investment considerations as opposed to short-term trading. While the Fund emphasizes U.S. investments, it can commit a portion of its assets to the equity securities of foreign growth companies that meet the criteria applicable to domestic investments.

While the Fund invests primarily in common stocks, it can purchase other types of equity securities including securities convertible into common stocks, preferred stocks, rights and warrants. The Fund's policy is to remain substantially invested in these securities, which may be listed on national securities exchanges or, less commonly, traded over-the-counter. Also, the Fund may enter into repurchase agreements, reverse repurchase agreements and engage in strategic transactions.

For temporary defensive purposes, the Fund may invest without limit in high quality money market securities, including U.S. Treasury bills, repurchase agreements, commercial paper, certificates of deposit issued by domestic and foreign branches of U.S. banks, bankers' acceptances, and other debt securities, such as U.S. Government obligations and corporate debt instruments when the Adviser deems such a position advisable in light of economic or market conditions. It is impossible to predict for how long such alternative strategies may be utilized. The Fund may invest up to 20% of its net assets in debt securities when the Adviser anticipates that the capital appreciation on debt securities is likely to equal or exceed the capital appreciation on common stocks over a selected time, such as during periods of unusually high interest rates. As interest rates fall, the prices of debt securities tend to rise. The Fund may also invest in money market securities in anticipation of meeting redemptions or paying Fund expenses. More information about investment techniques is provided under "Special Risk Factors."

The Fund invests principally in the common stock of seasoned, financially-sound, medium- to large-sized U.S. companies with strong competitive positions in their industries. This broadly diversified portfolio seeks to take advantage of the Adviser's extensive research capabilities to locate companies displaying the potential for continuing strong growth in earnings, yet with common stocks available at reasonable prices. The Fund uses an investment style that was originally designed for individual clients who wanted long-term growth of capital without the volatility of more aggressive growth funds. This investment approach to growth stock investing seeks out companies which, in the opinion of the Adviser, have a history of, and the potential for, consistent and strong corporate earnings, and whose future growth will be supported by quality management, a differentiated business franchise, and competitive strength. This Fund will pursue long-term growth opportunities while seeking to reduce the overall impact of fluctuations in the stock market and individual security price volatility. Indeed, one of the Fund's objectives is to keep its share price more stable than that of other growth funds.

The Fund is intended to be a core equity component of a long-term portfolio and, as such, can be an excellent retirement investment vehicle. As part of an investment plan geared towards retirement or long-term investment, the Fund can complement an individual portfolio consisting of more or less aggressive funds, considering individual timeframes and tolerance for risk. As an investment for those already in their retirement years, this Fund seeks long-term growth, but with less share price volatility than other growth funds.

SPECIAL RISK FACTORS. The Fund's risks are determined by the nature of the securities held and the portfolio management strategies used by the Adviser. The following are descriptions of certain risks related to the investments and techniques that the Fund may use from time to time. The Fund is designed for investors looking to grow their investment principal over time for retirement and other long-term needs. While current income is not a stated objective of the Fund, many of the Fund's securities may provide regular dividends, which are also expected to grow over time.

Common stocks. Under normal circumstances, the Fund invests primarily in common stocks. Common stock is issued by companies to raise cash for business purposes and represents a proportionate interest in the issuing companies. Therefore, the Fund participates in the success or failure of any company in which it holds stock. The market values of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic or financial market movements. Smaller companies are especially sensitive to these factors and may even become valueless.

Despite the risk of price volatility, common stocks also offer the greatest potential for gain on investment, compared to other classes of financial assets such as bonds or cash equivalents.

Debt securities. The Fund may purchase investment-grade debt securities, which are those rated Aaa, Aa, A or Baa by Moody's Investors Service, Inc. ("Moody's"), or AAA, AA, A or BBB by Standard & Poor's ("S&P") or, if unrated, of equivalent quality as determined by the Adviser. Securities rated BBB by S&P or Baa by Moody's are neither highly protected nor poorly secured. These securities normally pay higher yields but involve potentially greater price variability than higher-quality securities. These securities are regarded as having adequate capacity to repay principal and pay interest, although adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to do so. Moody's considers bonds it rates Baa to have speculative elements as well as investment-grade characteristics.

Repurchase agreements. As a means of earning income for periods as short as overnight, the Fund may enter into repurchase agreements with selected banks and broker/dealers. Under a repurchase agreement, the Fund acquires securities, subject to the seller's agreement to repurchase them at a specified time and price. If the seller under a repurchase agreement becomes insolvent, the Fund's right to dispose of the securities may be restricted. In the event of the commencement of bankruptcy or insolvency proceedings of the seller of the securities before repurchase of the securities under a repurchase agreement, the Fund may encounter delay and incur costs, including a decline in value of the securities, before being able to sell the securities.

Convertible securities. The convertible securities in which the Fund may invest consist of bonds, notes, debentures and preferred stocks which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. Prior to their conversion, convertible securities may have characteristics similar to nonconvertible securities of the same type. While convertible securities generally offer lower yields than nonconvertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock. Convertible securities entail less credit risk than the issuer's common stock.

Foreign securities. In addition to investments in companies domiciled in the U.S., the Fund may invest up to 25% of the Fund's assets in listed and unlisted foreign securities that meet the same criteria as the Fund's domestic holdings. The Fund may invest in foreign securities when the anticipated performance of foreign securities is believed by the Adviser to offer more potential than domestic alternatives in keeping with the investment objectives of the Fund. Investments in foreign securities involve special considerations, due to more limited information, higher brokerage costs and different accounting standards. They may also entail certain risks, such as possible imposition of dividend or interest withholding or confiscatory taxes, possible currency blockages or transfer restrictions, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Foreign securities may be less liquid and more volatile than comparable domestic securities, and there is less government regulation of stock exchanges, brokers, listed companies and banks than in the U.S. Purchases of foreign securities are usually made in foreign currencies and, as a result, the Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar.

Illiquid securities. The Fund may invest in securities for which there is not an active trading market, or which have resale restrictions. These types of securities generally offer a higher return than more readily marketable securities, but carry the risk that the Fund may not be able to dispose of them at an advantageous time or price. The absence of a trading market can make it difficult to ascertain a market value for these investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price.

Strategic Transactions and derivatives. The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions").

Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions.

The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes.

Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures contracts and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position.

Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that the Fund may use and some of their risks are described more fully in the Fund's Statement of Additional Information.

ADDITIONAL INVESTMENT INFORMATION.. The Fund has certain investment restrictions which are designed to reduce the Fund's investment risk. Fundamental investment restrictions may not be changed without a vote of shareholders; non-fundamental investment restrictions may be changed by a vote of the Fund's Board of Trustees. A complete listing of investment restrictions is contained in the Fund's Statement of Additional Information.

As a matter of fundamental policy, the Fund may not borrow money except as permitted under Federal law. Further, as a matter of non-fundamental policy, the Fund may not borrow money in an amount greater than 5% of total assets, except for temporary or emergency purposes, although the Fund may engage up to 5% of its total asset in reverse repurchase agreements or dollar rolls.

As a matter of fundamental policy, the Fund may not make loans except through the lending of portfolio securities, the purchase of debt securities or through repurchase agreements. The Fund has adopted a non-fundamental policy restricting the lending of portfolio securities to no more than 5% of total assets.

A complete description of these and other policies and restrictions is contained in "Investment Restrictions" in the Fund's Statement of Additional Information.

INVESTMENT MANAGER AND UNDERWRITER

INVESTMENT MANAGER. The Fund retains the investment management firm of Scudder Kemper Investments, Inc. (the "Adviser"), a Delaware corporation, to manage the Fund's daily investment and business affairs subject to the policies established by the Trust's Board of Trustees and pursuant to an Investment Management Agreement dated December 31, 1997. The Trustees have overall responsibility for the management of the Fund under Massachusetts law.

Scudder Kemper Investments, Inc., an investment counsel firm, acts as investment manager to the Fund. This organization, which resulted from the combination of the businesses of Scudder, Stevens & Clark, Inc. ("Scudder") and Zurich Kemper Investments, Inc., ("Kemper"), is one of the largest and most experienced investment counsel firms in the United States. Scudder was established as a partnership in 1919 and reorganized into a corporation in 1985. Since launching its first fund in 1948, Kemper had grown into one of the industry's leading mutual fund companies. On December 31, 1997, Kemper's parent company, Zurich Insurance Company ("Zurich"), acquired a majority interest in Scudder and combined the businesses of the two organizations to create a single global money-management firm, Scudder Kemper Investments, Inc., which has more than $200 billion under management.

The Adviser is located at 345 Park Avenue, New York, New York.

Under the Investment Management Agreement with the Adviser, dated December 31, 1997 the Fund is responsible for all of its expenses, including fees and expenses incurred in connection with membership in investment company organizations; fees and expenses of the Fund's accounting agent; brokers' commissions; legal, auditing and accounting expenses; taxes and governmental fees; the fees and expenses of the transfer agent; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of the Trust who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians.

The Fund pays the Adviser an investment management fee at the annual rates shown below.

                                                    Annual Management
          Average Daily Net Assets of the Fund            Fee Rates
          ------------------------------------      -----------------

          $0 - $250 million...................             .__%

          $250 million - $1 billion...........             .__%

          $1 billion - $2.5 billion...........             .__%

          $2.5 billion - $5 billion...........             .__%

          $5 billion - $7.5 billion...........             .__%

          $7.5 billion - $10 billion..........             .__%

          $10 billion - $12.5 billion.........             .__%

          Over $12.5 billion..................             .__%

The fee is payable monthly, provided that the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. All of the Fund's expenses are paid out of gross investment income.

Founded in 1872, Zurich is a multinational, public corporation organized under the laws of Switzerland. Its home office is located at Mythenquai 2, 8002 Zurich, Switzerland. Historically, Zurich's earnings have resulted from its operations as an insurer as well as from its ownership of its subsidiaries and affiliated companies (the "Zurich Insurance Group"). Zurich and the Zurich Insurance Group provide an extensive range of insurance products and services and have branch offices and subsidiaries in more than 40 countries throughout the world.

The Fund is managed by a team of investment professionals who each plays an important role in the Fund's investment process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by the Adviser's large staff of economists, research analysts, traders and other investment specialists who work in the Adviser's offices across the United States and abroad. The Adviser believes its team approach benefits Fund investors by bringing together many disciplines and leveraging its extensive resources.

Lead Portfolio Manager William F. Gadsden focuses on overall investment strategy and has 15 years of investment industry experience and joined Scudder in 1983. Bruce F. Beaty, Portfolio Manager, focuses on securities selection and assists with the creation and implementation of investment strategy for the Fund. He has 16 years of investment industry experience and joined the Adviser in 1991.

PRINCIPAL UNDERWRITER. Pursuant to an underwriting and distribution services agreement ("distribution agreement") with the Fund, Kemper Distributors, Inc. ("KDI"), 222 South Riverside Plaza, Chicago, Illinois 60606, a subsidiary of the Adviser, is the principal underwriter and distributor of the Fund's Kemper Classic Growth Fund Class A, B and C shares and acts as agent of the Fund in the sale of its shares. KDI bears all of its expenses of providing services pursuant to the distribution agreement, including the payment of any commissions. KDI provides for the preparation of advertising or sales literature and bears the cost of printing and mailing prospectuses to persons other than shareholders. KDI bears the cost of qualifying and maintaining the qualification of Class A, B and C shares for sale under the securities laws of the various states and the Fund bears the expense of registering its shares with the SEC. KDI may enter into related selling group agreements with various broker-dealers, including affiliates of KDI, that provide distribution services.

Class A Shares. KDI receives no compensation from the Fund as principal underwriter for Class A shares and pays all expenses of distribution of the Fund's Class A shares under the distribution agreement not otherwise paid by dealers or other financial services firms. As indicated under "Purchase of Shares," KDI retains the sales charge upon the purchase of Class A shares and pays out a portion of this sales charge or allows concessions or discounts to firms for the sale of Class A Fund shares.

Class B Shares. For its services under the Class B distribution plan, KDI receives a fee from the Fund, payable monthly, at an annual rate of .75% of average daily net assets of the Fund attributable to its Class B shares. This fee is accrued daily as an expense of Class B shares. KDI also receives any contingent deferred sales charges received on redemptions of Class B shares. See "Redemption or Repurchase of Shares--Contingent Deferred Sales Charge--Class B Shares." KDI currently compensates firms for sales of Class B shares at a commission rate of 3.75%.

Class C Shares. For its services under the Class C distribution plan, KDI receives a fee from the Fund, payable monthly, at an annual rate of .75% of average daily net assets of the Fund attributable to its Class C shares. This fee is accrued daily as an expense of Class C shares. KDI currently advances to firms the first year distribution fee at a rate of ___% of the purchase price of such shares. For periods after the first year, KDI currently intends to pay firms for sales of Class C shares a distribution fee, payable quarterly, at an annual rate of ___% of net assets attributable to Class C shares maintained and serviced by the firm and the fee continues until terminated by KDI or the Fund. KDI also receives any contingent deferred sales charges received on redemptions of Class C shares. See "Redemption or Repurchase of Shares--Contingent Deferred Sales Charge--Class C Shares."

Rule 12b-1 Plans. Since each distribution plan provides for fees payable as an expense of each of the Class B shares and the Class C shares that are used by KDI to pay for distribution services for those classes, each agreement is approved and reviewed separately for the Class B shares and the Class C shares in accordance with Rule 12b-1 under the 1940 Act, which regulates the manner in which an investment company may, directly or indirectly, bear the expenses of distributing its shares.

If a Rule 12b-1 Plan (the "Plan") for a class is terminated in accordance with its terms, the obligation of the Fund to make payments to KDI pursuant to such Plan will cease and the Fund will not be required to make any payments past the termination date. Thus, there is no legal obligation for the Fund to pay any expenses incurred by KDI in excess of its fees under a Plan, if for any reason the Plan is terminated in accordance with its terms. Future fees under a Plan may or may not be sufficient to reimburse KDI for its expenses incurred. (See "Principal Underwriter" for more information.)

ADMINISTRATIVE SERVICES. KDI also provides information and administrative services for Fund shareholders pursuant to an administrative services agreement ("administrative agreement"). KDI may enter into related arrangements with various broker-dealer firms and other service or administrative firms ("firms") that provide services and facilities for their customers or clients who are investors in the Fund. Such administrative services and assistance may include, but are not limited to, establishing and maintaining accounts and records, processing purchase and redemption transactions, answering routine inquiries regarding the Fund and its special features and such other administrative services as may be agreed upon from time to time and permitted by applicable statute, rule or regulation. KDI bears all of its expenses of providing services pursuant to the administrative agreement, including the payment of any service fees. For services under the administrative agreement, the Fund pays KDI a fee, payable monthly, at an annual rate of up to .25% of average daily net assets of Class A, B and C shares of the Fund. KDI then pays each firm a service fee at an annual rate of up to 0.25% of net assets attributable to Class A, B and C shares maintained and serviced by the firm. Firms to which service fees may be paid include affiliates of KDI.

Class A Shares. For Class A shares, a firm becomes eligible for the service fee based upon assets in the accounts in the month following the month of purchase and the fee continues until terminated by KDI or the Fund. The fees are calculated monthly and normally paid quarterly.

Class B and Class C Shares. KDI currently advances to firms the first-year service fee at a rate of up to 0.25% of the purchase price of Class B and Class C shares. For periods after the first year, KDI currently intends to pay firms a service fee at a rate of up to 0.25% (calculated monthly and normally paid quarterly) of the net assets attributable to Class B and Class C shares maintained and serviced by the firm during such period and the fee continues until terminated by KDI or the Fund.

KDI also may provide some of the above services and may retain any portion of the fee under the administrative agreement not paid to firms to compensate itself for administrative functions performed for the Fund. Currently, the administrative services fee payable to KDI is based only upon Fund assets in accounts for which a firm provides administrative services and it is intended that KDI will pay all of the administrative services fee that it receives from the Fund to firms in the form of service fees. The effective administrative services fee rate to be charged against all assets of the Fund while this procedure is in effect will depend upon the proportion of Fund assets that is in accounts for which a firm provides administrative services. In addition, KDI may, from time to time, from its own resources pay certain firms additional amounts for ongoing administrative services and assistance provided to their customers and clients who are shareholders of the Fund.

CUSTODIAN. State Street Bank and Trust Company, as custodian, has custody of all securities and cash of the Fund.

TRANSFER AGENT AND SHAREHOLDER SERVICE AGENT. Kemper Service Company is the Fund's transfer agent and dividend-paying agent for Kemper Classic Growth Fund Class A, B and C shares. Kemper Service Company, an affiliate of the Adviser, also serves as "Shareholder Service Agent" of the Fund. For a description of transfer agent and shareholder service agent fees payable to Kemper Service Company, see "Investment Manager and Underwriter" in the Statement of Additional Information.

FUND ACCOUNTING AGENT. Scudder Fund Accounting Corporation, Two International Place, Boston, Massachusetts, 02110-4103, a subsidiary of the Adviser, computes net asset value for the Fund. The Fund pays Scudder Fund Accounting Corporation an annual fee equal to ____% plus holding and transaction charges for this service.

PORTFOLIO TRANSACTIONS. The Adviser places all orders for purchases and sales of the Fund's securities. Subject to seeking best execution of orders, it may consider sales of shares of the Fund and other Funds managed by the Adviser or its affiliates as a factor in selecting broker-dealers. See "Portfolio Transactions" in the Statement of Additional Information.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND OTHER DISTRIBUTIONS. The Fund normally distributes dividends of net investment income and any net realized short-term and long-term capital gains at least annually. The Fund intends to distribute net realized capital gains after utilization of capital loss carryforwards, if any, in November or December to prevent application of a federal excise tax. An additional distribution may be made at a later date, if necessary.

Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. According to preference, shareholders may receive distributions in cash or have them reinvested in additional shares of the Fund. If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested in the shareholder's account.

Dividends paid by the Fund with respect to each class of its shares will be calculated in the same manner, at the same time and on the same day. The level of income dividends per share (as a percentage of net asset value) will be lower for Class B and Class C shares than for Class A shares primarily as a result of the distribution services fees applicable to each of Class B and Class C shares. Distributions of capital gains, if any, will be paid in the same proportion for each class.

Income dividends and capital gains dividends, if any, of the Fund will be credited to shareholder accounts in full and fractional Fund shares of the same class at net asset value except that, upon written request to the Shareholder Service Agent, a shareholder may select one of the following options:

(1) To receive income and short-term capital gains dividends in cash and long-term capital gain dividends in shares of the same class at net asset value; or

(2) To receive income and capital gain dividends in cash.

Any dividends of the Fund that are reinvested normally will be reinvested in Fund shares of the same class. However, upon written request to the Shareholder Service Agent, a shareholder may elect to have dividends of the Fund invested without sales charge in shares of the same class of another Kemper Fund at the net asset value of such class of such other fund. See "Special Features--Class A Shares--Combined Purchases" for a list of such other Kemper Funds. To use this privilege of investing dividends of the Fund in shares of another Kemper Fund, shareholders must maintain a minimum account balance of $1,000 in the Fund distributing the dividends. The Fund reinvests dividend checks (and future dividends) in shares of that same class of the Fund if checks are returned as undeliverable. Dividends and other distributions in the aggregate amount of $10 or less are automatically reinvested in shares of the same Fund unless the shareholder requests that such policy not be applied to the shareholder's account.

TAXES. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code ("Code") and, if so qualified, generally will not be liable for federal income taxes to the extent its earnings are distributed. To so qualify, the Fund must satisfy certain income, asset diversification and distribution requirements annually. Dividends derived from net investment income and net short-term capital gains are taxable to shareholders as ordinary income and properly designated net long-term capital gain dividends are taxable to shareholders at a maximum 20% or 28% capital gain rate (depending on the Fund's holding period for the assets giving rise to the gain), regardless of how long the shares have been held and whether received in cash or shares. Dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid during the following January are treated as paid on December 31 of the calendar year declared. Dividends from domestic corporations are expected to comprise a substantial part of the Fund's gross income. To the extent that such dividends constitute a portion of the Fund's gross income, a portion of the income distributions of the Fund may be eligible for the deduction for dividends received by corporations.

A dividend received shortly after the purchase of shares reduces the net asset value of the shares by the amount of the dividend and, although in effect a return of capital, will be taxable to the shareholder. Thus, investors should consider the implications of buying shares just prior to a dividend. The price of shares purchased at that time includes the amount of the forthcoming dividend, which nevertheless will be taxable to them.

A sale or exchange of shares is a taxable event that may result in gain or loss that will be a capital gain or loss held by the shareholder as a capital asset, and may qualify for reduced tax rates applicable to certain capital gains, depending upon the shareholder's holding period for the shares. Further information relating to tax consequences in contained in the Statement of Additional Information. Shareholders of the Fund may be subject to state, local and foreign taxes on Fund distributions and dispositions of fund shares. Shareholders should consult their own tax advisers regarding the particular tax consequences of an investment in the Fund.

The Fund is required by law to withhold 31% of taxable dividends and redemption proceeds paid to certain shareholders who do not furnish a correct taxpayer identification number (in the case of individuals, a social security number) and in certain other circumstances. Any amounts so withheld are not an additional tax, and may be applied against the affected shareholder's U.S. federal income tax liability.

After each transaction, shareholders will receive a confirmation statement giving complete details of the transaction except that statements will be sent annually for transactions involving dividend reinvestment and periodic investment and redemption programs. Information for income tax purposes will be provided after the end of the calendar year. Shareholders are encouraged to retain copies of their account confirmation statements or year-end statements for tax reporting purposes. However, those who have incomplete records may obtain historical account transaction information at a reasonable fee.

When more than one shareholder resides at the same address, certain reports and communications to be delivered to such shareholders may be combined in the same mailing package, and certain duplicate reports and communications may be eliminated. Similarly, account statements to be sent to such shareholders may be combined in the same mailing package or consolidated into a single statement. However, a shareholder may request that the foregoing policies not be applied to the shareholder's account.

NET ASSET VALUE

The net asset value per share of the Fund is the value of one share and is determined separately for each class by dividing the value of the Fund's net assets attributable to that class by the number of shares of that class outstanding. The per share net asset value of the Class B and Class C shares of the Fund will generally be lower than that of the Class A shares of the Fund because of the higher expenses borne by the Class B and Class C shares. The net asset value of shares of the Fund is computed as of the close of regular trading on the New York Stock Exchange (the "Exchange") on each day the Exchange is open for trading. The Exchange is scheduled to be closed on the following holidays:
New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Portfolio securities for which market quotations are readily available are generally valued at market value. All other securities may be valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

PURCHASE OF SHARES

ALTERNATIVE PURCHASE ARRANGEMENTS. Class A shares of the Fund are sold to investors subject to an initial sales charge. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares, are subject to a contingent deferred sales charge payable upon certain redemptions within the first year following purchase, and do not convert into another class. When placing purchase orders, investors must specify whether the order is for Class A, Class B or Class C shares.

The primary distinctions among the classes of the Fund's shares lie in their initial and contingent deferred sales charge structures and in their ongoing expenses, including asset-based sales charges in the form of Rule 12b-1 distribution fees. These differences are summarized in the table below. See, also, "Summary of Expenses." Each class has distinct advantages and disadvantages for different investors, and investors may choose the class that best suits their circumstances and objectives.

                                                       Annual 12b-1 Fees
                                                     (as a % of average daily
                        Sales Charge                       net assets)                 Other Information
               ----------------------------------   --------------------------   ---------------------------------
    Class A    Maximum initial sales                           None              Initial sales charge
               charge of 5.75% of the                                            waived or reduced for
               public offering price                                             certain purchases (1)

    Class B    Maximum contingent                              ___%              Shares convert to
               deferred sales charge of                                          Class A shares six
               4% of redemption                                                  years after issuance
               proceeds, declines to
               zero after six years

    Class C    Contingent deferred sales                       ___%              No conversion feature
               charge of 1% of
               redemption proceeds for
               redemptions made during
               first year after purchase

-------------------
(1) Class A shares purchased at net asset value under the "Large Order NAV Purchase Privilege" may be subject to a 1% contingent deferred sales charge if redeemed within one year of purchase and a 0.50% contingent deferred sales charge if redeemed within the second year of purchase.

The minimum initial investment for Class A, B and C shares of the Fund is $1,000 and the minimum subsequent investment is $100. The minimum initial investment for an Individual Retirement Account is $250 and the minimum subsequent investment is $50. Under an automatic investment plan, such as Bank Direct Deposit, Payroll Direct Deposit or Government Direct Deposit, the minimum initial and subsequent investment is $50. These minimum amounts may be changed at any time in management's discretion.

Share certificates will not be issued unless requested in writing and may not be available for certain types of account registrations. It is recommended that investors not request share certificates unless needed for a specific purpose. You cannot redeem shares by telephone or wire transfer or use the telephone exchange privilege if share certificates have been issued. A lost or destroyed certificate is difficult to replace and can be expensive to the shareholder (a bond worth 2% or more of the certificate value is normally required).

INITIAL SALES CHARGE ALTERNATIVE--Class A Shares. The public offering price of Class A shares for purchasers choosing the initial sales charge alternative is the net asset value plus a sales charge, as set forth below.

                                                                     Sales Charge
                                                                     ------------
                                                                                       Allowed to
                                                                     As a Percentage  Dealers as a
                                                   As a Percentage    of Net Asset    Percentage of
                                                  of Offering Price       Value*      Offering Price
                                                  -----------------       ------      --------------
                      Amount of Purchase
                Less than $50,000.................       5.75%            6.10%           5.20%
                $50,000 but less than $100,000....       4.50             4.71            4.00
                $100,000 but less than $250,000...       3.50             3.63            3.00
                $250,000 but less than $500,000...       2.60             2.67            2.25
                $500,000   but   less   than  $1
                million...........................       2.00             2.04            1.75
                $1 million and over...............        .00**            .00**           ***

----------
*   Rounded to the nearest one-hundredth percent.
** Redemption of shares may be subject to a contingent deferred sales charge as discussed below.
*** Commission is payable by KDI as discussed below.

The Fund receives the entire net asset value of all its shares sold. KDI, the Fund' principal underwriter, retains the sales charge on sales of Class A shares from which it allows discounts from the applicable public offering price to investment dealers, which discounts are uniform for all dealers in the United States and its territories. The normal discount allowed to dealers is set forth in the above table. Upon notice to all dealers with whom it has sales agreements, KDI may re-allow up to the full applicable sales charge, as shown in the above table, during periods and for transactions specified in such notice and such reallowances may be based upon attainment of minimum sales levels. During periods when 90% or more of the sales charge is reallowed, such dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

Class A shares of the Fund may be purchased at net asset value to the extent that the amount invested represents the net proceeds from a redemption of shares of a mutual fund for which the investment manager does not serve as investment manager and KDI does not serve as Distributor ("non-Kemper Fund") provided that:
(a) the investor has previously paid either an initial sales charge in connection with the purchase of the non-Kemper Fund shares redeemed or a contingent deferred sales charge in connection with the redemption of the non-Kemper Fund shares, and (b) the purchase of Fund shares is made within 90 days after the date of such redemption. To make such a purchase at net asset value, the investor or the investor's dealer must, at the time of purchase, submit a request that the purchase be processed at net asset value pursuant to this privilege. KDI may in its discretion compensate firms for sales of Class A shares under this privilege at a commission rate of 0.50% of the amount of Class A shares purchased. The redemption of the shares of the non-Kemper Fund is, for Federal income tax purposes, a sale upon which a gain or loss may be realized.

Class A shares of the Fund may be purchased at net asset value by: (a) any purchaser, provided that the amount invested in such Fund or other Kemper Mutual Fund listed under "Special Features--Class A Shares--Combined Purchases" totals at least $1,000,000 including purchases of Class A shares pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features described under "Special Features"; or (b) a participant-directed qualified retirement plan described in Code Section 401(a), a participant-directed non-qualified deferred compensation plan described in Code Section 457 or a participant-directed qualified retirement plan described in Code Section 403(b)(7) which is not sponsored by a K-12 school district, provided in each case that such plan has not less than 200 eligible employees (the "Large Order NAV Purchase Privilege"). Redemption within two years of shares purchased under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge. See "Redemption or Repurchase of Shares--Contingent Deferred Sales Charge--Large Order NAV Purchase Privilege."

KDI may at its discretion compensate investment dealers or other financial services firms in connection with the sale of Class A shares of the Fund at net asset value in accordance with the Large Order NAV Purchase Privilege up to the following amounts: 1.00% of the net asset value of shares sold on amounts up to $5 million, 0.50% on the next $45 million and 0.25% on amounts over $50 million. The commission schedule will be reset on a calendar year basis for sales of shares pursuant to the Large Order NAV Purchase Privilege to employer sponsored employee benefit plans using the subaccount recordkeeping system made available through Kemper Service Company. For purposes of determining the appropriate commission percentage to be applied to a particular sale, KDI will consider the cumulative amount invested by the purchaser in the Fund and other Kemper Mutual Fund listed under "Special Features--Class A Shares--Combined Purchases," including purchases pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features referred to above. The privilege of purchasing Class A shares of the Fund at net asset value under the Large Order NAV Purchase Privilege is not available if another net asset value purchase privilege is also applicable.

As of February 1, 1996, Class A shares of the Fund or any other Kemper Fund listed under "Special Features--Class A Shares--Combined Purchases" may be purchased at net asset value in any amount by members of the plaintiff class in the proceeding known as Howard and Audrey Tabankin, et al. v. Kemper Short-Term Global Income Fund, et al., Case No. 93 C 5231 (N.D. IL). This privilege is generally non-transferable and continues for the lifetime of individual class members and for a ten year period for non- individual class members. To make a purchase at net asset value under this privilege, the investor must, at the time of purchase, submit a written request that the purchase be processed at net asset value pursuant to this privilege specifically identifying the purchaser as a member of the "Tabankin Class." Shares purchased under this privilege will be maintained in a separate account that includes only shares purchased under this privilege. For more details concerning this privilege, class members should refer to the Notice of (1) Proposed Settlement with Defendants; and (2) Hearing to Determine Fairness of Proposed Settlement, dated August 31, 1995, issued in connection with the aforementioned court proceeding. For sales of Fund shares at net asset value pursuant to this privilege, KDI may in its discretion pay investment dealers and other financial services firms a concession, payable quarterly, at an annual rate of up to 0.25% of net assets attributable to such shares maintained and serviced by the firm. A firm becomes eligible for the concession based upon assets in accounts attributable to shares purchased under this privilege in the month after the month of purchase and the concession continues until terminated by KDI. The privilege of purchasing Class A shares of the Fund at net asset value under this privilege is not available if another net asset value purchase privilege also applies.

Class A shares of the Fund may be purchased at net asset value in any amount by certain professionals who assist in the promotion of Kemper Funds pursuant to personal services contracts with KDI, for themselves or members of their families. KDI in its discretion may compensate financial services firms for sales of Class A shares under this privilege at a commission rate of 0.50% of the amount of Class A shares purchased.

Class A shares may be sold at net asset value in any amount to: (a) officers, trustees, employees (including retirees) and sales representatives of the Fund, its investment manager, its principal underwriter or certain affiliated companies, for themselves or members of their families; (b) registered representatives and employees of broker-dealers having selling group agreements with KDI and officers, directors and employees of service agents of the Fund, for themselves or their spouses or dependent children; (c) shareholders who owned shares of the Trust on September 8, 1995, and have continuously owned shares of the Trust (or a Kemper Fund acquired by exchange of the Trust's shares) since that date, for themselves or members of their families; (d) any trust, pension, profit-sharing or other benefit plan for only such persons; (e) persons who purchase such shares through bank trust departments that process such trades through an automated, integrated mutual fund clearing program provided by a third party clearing firm; and (f) persons who purchase shares of the Fund through KDI as part of an automated billing and wage deduction program administered by RewardsPlus of America for the benefit of employees of participating employer groups. Class A shares may be sold at net asset value in any amount to selected employees (including their spouses and dependent children) of banks and other financial services firms that provide administrative services related to order placement and payment to facilitate transactions in shares of the Fund for their clients pursuant to an agreement with KDI or one of its affiliates. Only those employees of such banks and other firms who as part of their usual duties provide services related to transactions in Fund shares may purchase Fund Class A shares at net asset value hereunder. Class A shares may be sold at net asset value in any amount to unit investment trusts sponsored by Ranson & Associates, Inc. In addition, unitholders of unit investment trusts sponsored by Ranson & Associates, Inc. or its predecessors may purchase the Fund's Class A shares at net asset value through reinvestment programs described in the prospectuses of such trusts that have such programs. Class A shares of the Fund may be sold at net asset value through certain investment advisers registered under the 1940 Act and other financial services firms that adhere to certain standards established by KDI, including a requirement that such shares be sold for the benefit of their clients participating in an investment advisory program under which such clients pay a fee to the investment adviser or other firm for portfolio management and other services. Such shares are sold for investment purposes and on the condition that they will not be resold except through redemption or repurchase by the Fund. The Fund may also issue Class A shares at net asset value in connection with the acquisition of the assets of or merger or consolidation with another investment company, or to shareholders in connection with the investment or reinvestment of income and capital gain dividends.

The sales charge scale is applicable to purchases made at one time by any "purchaser" which includes: an individual; or an individual, his or her spouse and children under the age of 21; or a trustee or other fiduciary of a single trust estate or single fiduciary account; or an organization exempt from federal income tax under Section 501(c)(3) or (13) of the Code; or a pension, profit-sharing or other employee benefit plan whether or not qualified under
Section 401 of the Code; or other organized group of persons whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company at a discount.

In order to qualify for a lower sales charge, all orders from an organized group will have to be placed through a single investment dealer or other firm and identified as originating from a qualifying purchaser.

DEFERRED SALES CHARGE ALTERNATIVE--Class B Shares. Investors choosing the deferred sales charge alternative may purchase Class B shares at net asset value per share without any sales charge at the time of purchase. Since Class B shares are being sold without an initial sales charge, the full amount of the investor's purchase payment will be invested in Class B shares for his or her account. A contingent deferred sales charge may be imposed upon redemption of Class B shares. See "Redemption or Repurchase of Shares--Contingent Deferred Sales Charge--Class B Shares."

KDI compensates firms for sales of Class B shares at the time of sale at a commission rate of up to 3.75% of the amount of Class B shares purchased. KDI is compensated by the Fund for services as distributor and principal underwriter for Class B shares. See "Investment Manager and Underwriter."

Class B shares of the Fund will automatically convert to Class A shares of the same Fund six years after issuance on the basis of the relative net asset value per share of the Class B shares. The purpose of the conversion feature is to relieve holders of Class B shares from the distribution services fee when they have been outstanding long enough for KDI to have been compensated for distribution related expenses. For purposes of conversion to Class A shares, shares purchased through the reinvestment of dividends and other distributions paid with respect to Class B shares in a shareholder's Fund account will be converted to Class A shares on a pro rata basis.

PURCHASE OF CLASS C SHARES. The public offering price of the Class C shares of the Fund is the next determined net asset value. No initial sales charge is imposed. Since Class C shares are sold without an initial sales charge, the full amount of the investor's purchase payment will be invested in Class C shares for his or her account. A contingent deferred sales charge may be imposed upon the redemption of Class C shares if they are redeemed within one year of purchase. See "Redemption or Repurchase of Shares--Contingent Deferred Sales Charge--Class C Shares." KDI currently advances to firms the first year distribution fee at a rate of 0.75% of the purchase price of such shares. For periods after the first year, KDI currently intends to pay firms for sales of Class C shares a distribution fee, payable quarterly, at an annual rate of 0.75% of net assets attributable to Class C shares maintained and serviced by the firm. KDI is compensated by the Fund for services as distributor and principal underwriter for Class C shares. See "Investment Manager and Underwriter."

WHICH ARRANGEMENT IS BEST FOR YOU? The decision as to which class of shares provides the most suitable investment for an investor depends on a number of factors, including the amount and intended length of the investment. Investors making investments that qualify for reduced sales charges might consider Class A shares. Investors who prefer not to pay an initial sales charge and who plan to hold their investment for more than six years might consider Class B shares. Investors who prefer not to pay an initial sales charge but who plan to redeem their shares within six years might consider Class C shares. Orders for Class B shares or Class C shares for $500,000 or more will be declined. Orders for Class B shares or Class C shares by employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent will be invested instead in Class A shares at net asset value where the combined subaccount value in the Fund or other Kemper Mutual Fund listed under "Special Features--Class A Shares--Combined Purchases" is in excess of $5 million including purchases pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features described under "Special Features." For more information about the three sales arrangements, consult your financial representative or the Shareholder Service Agent. Financial services firms may receive different compensation depending upon which class of shares they sell.

GENERAL. Banks and other financial services firms may provide administrative services related to order placement and payment to facilitate transactions in shares of the Fund for their clients, and KDI may pay them a transaction fee up to the level of the discount or commission allowable or payable to dealers, as described above. Banks are currently prohibited under the Glass-Steagall Act from providing certain underwriting or distribution services. Banks or other financial services firms may be subject to various state laws regarding the services described above and may be required to register as dealers pursuant to state law. If banking firms were prohibited from acting in any capacity or providing any of the described services, management would consider what action, if any, would be appropriate. KDI does not believe that termination of a relationship with a bank would result in any material adverse consequences to the Fund.

KDI may, from time to time, pay or allow to firms a 1% commission on the amount of shares of the Fund sold under the following conditions: (i) the purchased shares are held in a Kemper IRA account, (ii) the shares are purchased as a direct "roll over" of a distribution from a qualified retirement plan account maintained on a participant subaccount record keeping system provided by Kemper Service Company, (iii) the registered representative placing the trade is a member of ProStar, a group of persons designated by KDI in acknowledgment of their dedication to the employee benefit plan area; and (iv) the purchase is not otherwise subject to a commission.

In addition to the discounts or commissions described above, KDI will, from time to time, pay or allow additional discounts, commissions or promotional incentives, in the form of cash or other compensation, to firms that sell shares of the Fund. Non cash compensation includes luxury merchandise and trips to luxury resorts.

Orders for the purchase of Class A, B and C shares of the Fund will be confirmed at a price based on the net asset value of the Fund next determined after receipt in good order by KDI of the order accompanied by payment. However, orders received by dealers or other financial services firms prior to the determination of net asset value (see "Net Asset Value") and received in good order by KDI prior to the close of its business day will be confirmed at a price based on the net asset value effective on that day ("trade date"). The Fund reserves the right to determine the net asset value more frequently than once a day if deemed desirable. Dealers and other financial services firms are obligated to transmit orders promptly. Collection may take significantly longer for a check drawn on a foreign bank than for a check drawn on a domestic bank. Therefore, if an order is accompanied by a check drawn on a foreign bank, Fund must normally be collected before shares will be purchased. See "Purchase and Redemption of Shares" in the Statement of Additional Information.

Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem the Fund's shares. Some may establish higher minimum investment requirements than set forth above. Firms may arrange with their clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services, which charges would reduce the clients' return. Firms also may hold the Fund's shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Fund's transfer agent will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from the Fund through the Shareholder Service Agent for recordkeeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients' accounts for servicing. including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. Such firms, including affiliates of KDI, may receive compensation from the Fund through the Shareholder Service Agent for these services. This prospectus should be read in connection with such firms' material regarding their fees and services.

The Fund reserves the right to withdraw all or any part of the offering made by this prospectus and to reject purchase orders for any reason. Also, from time to time, the Fund may temporarily suspend the offering of any class of its shares to new investors. During the period of such suspension, persons who are already shareholders of such class of such Fund normally are permitted to continue to purchase additional shares of such class and to have dividends reinvested.

SPECIAL PROMOTION. From ____________, 1998 to ____________, 1998 ("Special
Offering Period"), KDI, the principal underwriter for the Fund, intends to reallow the full applicable sales charge with respect to Class A shares of the Fund purchased during the Special Offering Period (not including shares acquired at net asset value). KDI also intends to pay an additional commission of 0.50% with respect to Class B shares of the Fund purchased during the Special Offering Period, not including exchanges or other transactions for which commissions are not paid.

TAX IDENTIFICATION NUMBER. Be sure to complete the Tax Identification Number section of the Fund's application when you open an account. Federal tax law requires the Fund to withhold 31% of taxable dividends, capital gains distributions and redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a correct certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. The Fund reserves the right to reject new account applications without a correct certified Social Security or tax identification number. The Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the applicable Fund with a tax identification number during the 30-day notice period.

Shareholders should direct their inquiries to Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105-2005 or to the firm from which they received this prospectus.

REDEMPTION OR REPURCHASE OF SHARES

GENERAL. Any shareholder may require the Fund to redeem his or her shares. When shares are held for the account of a shareholder by the Fund's transfer agent, the shareholder may redeem such shares by sending a written request with signatures guaranteed to Kemper Mutual Funds, Attention: Redemption Department, P.O. Box 419557, Kansas City, Missouri 64141-6557. When certificates for shares have been issued, they must be mailed to or deposited with the Shareholder Service Agent, along with a duly endorsed stock power and accompanied by a written request for redemption. Redemption requests and a stock power must be endorsed by the account holder with signatures guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other eligible financial institution. The redemption request and stock power must be signed exactly as the account is registered including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.

The redemption price for shares of a class of the Fund will be the net asset value per share of that class of the Fund next determined following receipt by the Shareholder Service Agent of a properly executed request with any required documents as described above. Payment for shares redeemed will be made in cash as promptly as practicable but in no event later than seven days after receipt of a properly executed request accompanied by any outstanding share certificates in proper form for transfer. When the Fund is asked to redeem shares for which it may not have yet received good payment (i.e., purchases by check, Express-Transfer or Bank Direct Deposit), it may delay transmittal of redemption proceeds until it has determined that collected Fund have been received for the purchase of such shares, which will be up to 10 days from receipt by the Fund of the purchase amount. The redemption within two years of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge (see "Purchase of Shares--Initial Sales Charge Alternative--Class A Shares"), the redemption of Class B shares within six years may be subject to a contingent deferred sales charge (see "Contingent Deferred Sales Charge--Class B Shares" below), and the redemption of Class C shares within the first year following purchase may be subject to a contingent deferred sales charge (see "Contingent Deferred Sales Charge--Class C Shares" below).

Because of the high cost of maintaining small accounts, the Fund may assess a quarterly fee of $9 on any account with a balance below $1,000 for the quarter. The fee will not apply to accounts enrolled in an automatic investment program, Individual Retirement Accounts or employer sponsored employee benefit plans using the subaccount record-keeping system made available through the Shareholder Service Agent.

Shareholders can request the following telephone privileges: expedited wire transfer redemptions and EXPRESS-Transfer transactions (see "Special Features") and exchange transactions for individual and institutional accounts and pre-authorized telephone redemption transactions for certain institutional accounts. Shareholders may choose these privileges on the account application or by contacting the Shareholder Service Agent for appropriate instructions. Please note that the telephone exchange privilege is automatic unless the shareholder refuses it on the account application. A Fund or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized telephone requests pursuant to these privileges unless the Fund or its agents reasonably believe, based upon reasonable verification procedures, that the telephonic instructions are genuine. The shareholder will bear the risk of loss, including loss resulting from fraudulent or unauthorized transactions, so long as reasonable verification procedures are followed. Verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations.

TELEPHONE REDEMPTIONS. If the proceeds of the redemption (prior to the imposition of any contingent deferred sales charge) are $50,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor and guardian account holders (excluding custodial accounts for gifts and transfers to minors), provided the trustee, executor or guardian is named in the account registration. Other institutional account holders and guardian account holders of custodial accounts for gifts and transfers to minors may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders and subject to the limitations on liability described under "General" above, provided that this privilege has been pre-authorized by the institutional account holder or guardian account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. Telephone requests may be made by calling 1-800-621-1048. Shares purchased by check or through EXPRESS-Transfer or Bank Direct Deposit may not be redeemed under this privilege of redeeming shares by telephone request until such shares have been owned for at least 10 days. This privilege of redeeming shares by telephone request or by written request without a signature guarantee may not be used to redeem shares held in certificated form and may not be used if the shareholder's account has had an address change within 30 days of the redemption request. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone redemption privilege, although investors can still redeem by mail. The Fund reserves the right to terminate or modify this privilege at any time.

REPURCHASES (CONFIRMED REDEMPTIONS). A request for repurchase may be communicated by a shareholder through a securities dealer or other financial services firm to KDI, which the Fund has authorized to act as its agent. There is no charge by KDI with respect to repurchases; however, dealers or other firms may charge customary commissions for their services. Dealers and other financial services firms are obligated to transmit orders promptly. The repurchase price will be the net asset value of the Fund next determined after receipt of a request by KDI. However, requests for repurchases received by dealers or other firms prior to the determination of net asset value (see "Net Asset Value") and received by KDI prior to the close of KDI's business day will be confirmed at the net asset value effective on that day. The offer to repurchase may be suspended at any time. Requirements as to stock powers, certificates, payments and delay of payments are the same as for redemptions.

EXPEDITED WIRE TRANSFER REDEMPTIONS. If the account holder has given authorization for expedited wire redemption to the account holder's brokerage or bank account, shares of the Fund can be redeemed and proceeds sent by federal wire transfer to a single previously designated account. Requests received by the Shareholder Service Agent prior to the determination of net asset value will result in shares being redeemed that day at the net asset value of the Fund effective on that day and normally the proceeds will be sent to the designated account the following business day. Delivery of the proceeds of a wire redemption of $250,000 or more may be delayed by the Fund for up to seven days if the Fund or the Shareholder Servicing Agent deems it appropriate under then-current market conditions. Once authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-621-1048 or in writing, subject to the limitations on liability described under "General" above. The Fund is not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. The Fund currently does not charge the account holder for wire transfers. The account holder is responsible for any charges imposed by the account holder's firm or bank. There is a $1,000 wire redemption minimum (including any contingent deferred sales charge). To change the designated account to receive wire redemption proceeds, send a written request to the Shareholder Service Agent with signatures guaranteed as described above or contact the firm through which shares of the Fund were purchased. Shares purchased by check or through EXPRESS-Transfer or Bank Direct Deposit may not be redeemed by wire transfer until such shares have been owned for at least 10 days. Account holders may not use this privilege to redeem shares held in certificated form. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the expedited wire transfer redemption privilege. The Fund reserves the right to terminate or modify this privilege at any time.

CONTINGENT DEFERRED SALES CHARGE--LARGE ORDER NAV PURCHASE PRIVILEGE. A contingent deferred sales charge may be imposed upon redemption of Class A shares that are purchased under the Large Order NAV Purchase Privilege as follows: 1% if they are redeemed within one year of purchase and 0.50% if they are redeemed during the second year after purchase. The charge will not be imposed upon redemption of reinvested dividends or share appreciation. The charge is applied to the value of the shares redeemed, excluding amounts not subject to the charge. The contingent deferred sales charge will be waived in the event of: (a) redemptions by a participant-directed qualified retirement plan described in Code Section 401(a), a participant-directed non-qualified deferred compensation plan described in Code Section 457 or a participant-directed qualified retirement plan described in Code Section 403(b)(7) which is not sponsored by a K-12 school district; (b) redemptions by employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent; (c) redemption of shares of a shareholder (including a registered joint owner) who has died; (d) redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled (as evidenced by a determination by the federal Social Security Administration); (e) redemptions under the Fund's Systematic Withdrawal Plan at a maximum of 10% per year of the net asset value of the account; and (f) redemptions of shares whose dealer of record at the time of the investment notifies KDI that the dealer waives the discretionary commission applicable to such Large Order NAV Purchase.

CONTINGENT DEFERRED SALES CHARGE--CLASS B SHARES. A contingent deferred sales charge may be imposed upon redemption of Class B shares. There is no such charge upon redemption of any share appreciation or reinvested dividends on Class B shares. The charge is computed at the following rates applied to the value of the shares redeemed, excluding amounts not subject to the charge.

                                                         Contingent
                                                         Deferred
                                                           Sales
               Year of Redemption After Purchase           Charge
               ---------------------------------           ------
                   First.........................              4%
                   Second........................              3%
                   Third.........................              3%
                   Fourth........................              2%
                   Fifth.........................              2%
                   Sixth.........................              1%

The contingent deferred sales charge will be waived: (a) in the event of the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed, (b) in the event of the death of the shareholder (including a registered joint owner),
(c) for redemptions made pursuant to a systematic withdrawal plan (see "Special Features--Systematic Withdrawal Plan" below), (d) for redemptions made pursuant to any IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Internal Revenue Code Section 72(t)(2)(A)(iv) prior to age 59 1/2 and (e) for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's Kemper IRA accounts). The contingent deferred sales charge will also be waived in connection with the following redemptions of shares held by employer sponsored employee benefit plans maintained on the subaccount record keeping system made available by the Shareholder Service
Agent: (a) redemptions to satisfy participant loan advances (note that loan repayments constitute new purchases for purposes of the contingent deferred sales charge and the conversion privilege), (b) redemptions in connection with retirement distributions (limited at any one time to 10% of the total value of plan assets invested in the Fund), (c) redemptions in connection with distributions qualifying under the hardship provisions of the Internal Revenue Code and (d) redemptions representing returns of excess contributions to such plans.

CONTINGENT DEFERRED SALES CHARGE--CLASS C SHARES. A contingent deferred sales charge of 1% may be imposed upon redemption of Class C shares if they are redeemed within one year of purchase. The charge will not be imposed upon redemption of reinvested dividends or share appreciation. The charge is applied to the value of the shares redeemed excluding amounts not subject to the charge. The contingent deferred sales charge will be waived: (a) in the event of the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed, (b) in the event of the death of the shareholder (including a registered joint owner), (c) for redemptions made pursuant to a systematic withdrawal plan (limited to 10% of the net asset value of the account during the first year, see "Special Features--Systematic Withdrawal Plan"), (d) for redemptions made pursuant to any IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Internal Revenue Code Section 72(t)(2)(A)(iv) prior to age 59 1/2, (e) for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's Kemper IRA accounts), (f) for any participant-directed redemption of shares held by employer sponsored employee benefit plans maintained on the subaccount record keeping system made available by the Shareholder Service Agent, and (g) for redemption of shares by an employer sponsored employee benefit plan that (i) offers Fund in addition to Kemper Funds (i.e., "multi-manager"), and (ii) whose dealer of record has waived the advance of the first year administrative service and distribution fees applicable to such shares and agrees to receive such fees quarterly.

CONTINGENT DEFERRED SALES CHARGE--GENERAL. The following example will illustrate the operation of the contingent deferred sales charge. Assume that an investor makes a single purchase of $10,000 of the Fund's Class B shares and that 16 months later the value of the shares has grown by $1,000 through reinvested dividends and by an additional $1,000 of share appreciation to a total of $12,000. If the investor were then to redeem the entire $12,000 in share value, the contingent deferred sales charge would be payable only with respect to $10,000 because neither the $1,000 of reinvested dividends nor the $1,000 of share appreciation is subject to the charge. The charge would be at the rate of 3% ($300) because it was in the second year after the purchase was made.

The rate of the contingent deferred sales charge is determined by the length of the period of ownership. Investments are tracked on a monthly basis. The period of ownership for this purpose begins the first day of the month in which the order for the investment is received. For example, an investment made in December, 1996 will be eligible for the second year's charge if redeemed on or after December 1, 1997. In the event no specific order is requested when redeeming shares subject to a contingent deferred sales charge, the redemption will be made first from shares representing reinvested dividends and then from the earliest purchase of shares. KDI receives any contingent deferred sales charge directly.

REINVESTMENT PRIVILEGE. A shareholder who has redeemed Class A shares of the Fund or any other Kemper Mutual Fund listed under "Special Features--Class A Shares--Combined Purchases" (other than shares of the Kemper Cash Reserves Fund purchased directly at net asset value) may reinvest up to the full amount redeemed at net asset value at the time of the reinvestment in Class A shares of the Fund or of the other listed Kemper Mutual Fund. A shareholder of the Fund or other Kemper Mutual Fund who redeems Class A shares purchased under the Large Order NAV Purchase Privilege (see "Purchase of Shares--Initial Sales Charge Alternative--Class A Shares") or Class B shares or Class C shares and incurs a contingent deferred sales charge may reinvest up to the full amount redeemed at net asset value at the time of the reinvestment, in the same class of shares as the case may be, of the Fund or of other Kemper Mutual Funds. The amount of any contingent deferred sales charge also will be reinvested. These reinvested shares will retain their original cost and purchase date for purposes of the contingent deferred sales charge schedule. Also, a holder of Class B shares who has redeemed shares may reinvest up to the full amount redeemed, less any applicable contingent deferred sales charge that may have been imposed upon the redemption of such shares, at net asset value in Class A shares of the Fund or of the other Kemper Mutual Fund listed under "Special Features--Class A Shares--Combined Purchases." Purchases through the reinvestment privilege are subject to the minimum investment requirements applicable to the shares being purchased and may only be made for Kemper Mutual Funds available for sale in the shareholder's state of residence as listed under "Special Features--Exchange Privilege." The reinvestment privilege can be used only once as to any specific shares and reinvestment must be effected within six months of the redemption. If a loss is realized on the redemption of shares of the Fund, the reinvestment in shares of the Fund may be subject to the "wash sale" rules if made within 30 days of the redemption, resulting in a postponement of the recognition of such loss for federal income tax purposes. The reinvestment privilege may be terminated or modified at any time.

REDEMPTION IN KIND. Although it is the Fund's present policy to redeem in cash, if the Board of Trustees determines that a material adverse effect would be experienced by the remaining shareholders if payment were made wholly in cash, the Fund will satisfy the redemption request in whole or in part by a distribution of portfolio securities in lieu of cash, in conformity with the applicable rules of the Securities and Exchange Commission, taking such securities at the same value used to determine net asset value, and selecting the securities in such manner as the Board of Trustees may deem fair and equitable. If such a distribution occurred, shareholders receiving securities and selling them could receive less than the redemption value of such securities and in addition would incur certain transaction costs. Such a redemption would not be as liquid as a redemption entirely in cash.

SPECIAL FEATURES

CLASS A SHARES--COMBINED PURCHASES. The Fund's Class A shares (or the equivalent) may be purchased at the rate applicable to the discount bracket attained by combining concurrent investments in Class A shares of any of the following Funds: [Classic Growth Fund, Value Fund, Global Discovery Fund], Kemper U.S. Growth and Income Fund, Kemper Global Blue Chip Fund, Kemper Latin America Fund, Kemper International Growth and Income Fund, Kemper Emerging Markets Income Fund, Kemper Emerging Markets Growth Fund, Kemper Technology Fund, Kemper Total Return Fund, Kemper Growth Fund, Kemper Small Capitalization Equity Fund, Kemper Income and Capital Preservation Fund, Kemper Municipal Bond Fund, Kemper Diversified Income Fund, Kemper High Yield Series, Kemper U.S. Government Securities Fund, Kemper International Fund, Kemper State Tax-Free Income Series, Kemper Adjustable Rate U.S. Government Fund, Kemper Blue Chip Fund, Kemper Global Income Fund, Kemper Target Equity Fund (series are subject to a limited offering period), Kemper Intermediate Municipal Bond Fund, Kemper Cash Reserves Fund, Kemper U.S. Mortgage Fund, Kemper Short-Intermediate Government Fund, Kemper Value+ Growth Fund, Kemper Equity Trust, Kemper Quantitative Equity Fund, Kemper Horizon Fund, Kemper Europe Fund, Kemper Asian Growth Fund and Kemper Aggressive Growth Fund ("Kemper Mutual Funds"). Except as noted below, there is no combined purchase credit for direct purchases of shares of Kemper Money Fund, Cash Equivalent Fund, Tax-Exempt California Money

Market Fund, Cash Account Trust, Investor's Municipal Cash Fund or Investors Cash Trust ("Money Market Fund"), which are not considered a "Kemper Mutual Fund" for purposes hereof. For purposes of the Combined Purchases feature described above as well as for the Letter of Intent and Cumulative Discount features described below, employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent may include: (a) Money Market Fund as a "Kemper Mutual Fund", (b) all classes of shares of any Kemper Mutual Fund and (c) the value of any other plan investment, such as guaranteed investment contracts and employer stock, maintained on such subaccount record keeping system.

CLASS A SHARES--LETTER OF INTENT. The same reduced sales charges for Class A shares, as shown in the applicable prospectus, also apply to the aggregate amount of purchases of such Kemper Mutual Funds listed above made by any purchaser within a 24-month period under a written Letter of Intent ("Letter") provided by KDI. The Letter, which imposes no obligation to purchase or sell additional Class A shares, provides for a price adjustment depending upon the actual amount purchased within such period. The Letter provides that the first purchase following execution of the Letter must be at least 5% of the amount of the intended purchase, and that 5% of the amount of the intended purchase normally will be held in escrow in the form of shares pending completion of the intended purchase. If the total investments under the Letter are less than the intended amount and thereby qualify only for a higher sales charge than actually paid, the appropriate number of escrowed shares are redeemed and the proceeds used toward satisfaction of the obligation to pay the increased sales charge. The Letter for an employer sponsored employee benefit plan maintained on the subaccount record keeping system available through the Shareholder Service Agent may have special provisions regarding payment of any increased sales charge resulting from a failure to complete the intended purchase under the Letter. A shareholder may include the value (at the maximum offering price) of all shares of such Kemper Mutual Funds held of record as of the initial purchase date under the Letter as an "accumulation credit" toward the completion of the Letter, but no price adjustment will be made on such shares. Only investments in Class A shares are included in this privilege.

CLASS A SHARES--CUMULATIVE DISCOUNT. Class A shares of the Fund may also be purchased at the rate applicable to the discount bracket attained by adding to the cost of shares of the Fund being purchased, the value of all Class A shares of the above mentioned Kemper Mutual Funds (computed at the maximum offering price at the time of the purchase for which the discount is applicable) already owned by the investor.

CLASS A SHARES--AVAILABILITY OF QUANTITY DISCOUNTS. An investor or the investor's dealer or other financial services firm must notify the Shareholder Service Agent or KDI whenever a quantity discount or reduced sales charge is applicable to a purchase. Upon such notification, the investor will receive the lowest applicable sales charge. Quantity discounts described above may be modified or terminated at any time.

EXCHANGE PRIVILEGE. Shareholders of Class A, Class B and Class C shares may exchange their shares for shares of the corresponding class of other Kemper Mutual Funds in accordance with the provisions below.

CLASS A SHARES. Class A shares of the Kemper Mutual Funds and shares of the Money Market Funds listed under "Special Features--Class A Shares--Combined Purchases" above may be exchanged for each other at their relative net asset values. Shares of Money Market Funds and the Kemper Cash Reserves Funds that were acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange. Series of Kemper Target Equity Fund are available on exchange only during the Offering Period for such series as described in the applicable prospectus. Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust are available on exchange but only through a financial services firm having a services agreement with KDI.

Class A shares of the Fund purchased under the Large Order NAV Purchase Privilege may be exchanged for Class A shares of another Kemper Mutual Fund or a Money Market Fund under the exchange privilege described above without paying any contingent deferred sales charge at the time of exchange. If the Class A shares received on exchange are redeemed thereafter, a contingent deferred sales charge may be imposed in accordance with the foregoing requirements provided that the shares redeemed will retain their original cost and purchase date for purposes of calculating the contingent deferred sales charge.

CLASS B SHARES. Class B shares of the Fund and Class B shares of any other Kemper Mutual Fund listed under "Special Features--Class A Shares--Combined Purchases" may be exchanged for each other at their relative net asset values. Class B shares may be exchanged without a contingent deferred sales charge being imposed at the time of exchange. For purposes of calculating the contingent deferred sales charge that may be imposed upon the redemption of the Class B shares received on exchange, amounts exchanged retain their original cost and purchase date.

CLASS C SHARES. Class C shares of the Fund and Class C shares of any other Kemper Mutual Fund listed under "Special Features--Class A Shares--Combined Purchases" may be exchanged for each other at their relative net asset values. Class C shares may be exchanged without a contingent deferred sales charge being imposed at the time of exchange. For determining whether there is a contingent deferred sales charge that may be imposed upon the redemption of the Class C shares received by exchange, they retain the cost and purchase date of the shares that were originally purchased and exchanged.

GENERAL. Shares of a Kemper Fund with a value in excess of $1,000,000 (except Kemper Cash Reserves Fund) acquired by exchange through another Kemper Fund, or from a Money Market Fund, may not be exchanged thereafter until they have been owned for 15 days (the "15-Day Hold Policy"). For purposes of determining whether the 15-Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged shall be computed by aggregating the value of shares being exchanged for all accounts under common control, discretion or advice, including without limitation accounts administered by a financial services firm offering market timing, asset allocation or similar services. The total value of shares being exchanged must at least equal the minimum investment requirement of the Kemper Fund into which they are being exchanged. Exchanges are made based on relative dollar values of the shares involved in the exchange. There is no service fee for an exchange; however, dealers or other firms may charge for their services in effecting exchange transactions. Exchanges will be effected by redemption of shares of the fund held and purchase of shares of the other fund. For federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss may be realized, depending upon whether the value of the shares being exchanged is more or less than the shareholder's adjusted cost basis of such shares. Shareholders interested in exercising the exchange privilege may obtain prospectuses of the other Fund from dealers, other firms or KDI. Exchanges may be accomplished by a written request to Kemper Service Company,
Attention: Exchange Department, P.O. Box 419557, Kansas City, Missouri 64141-6557, or by telephone if the shareholder has given authorization. Once the authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-621-1048, subject to the limitations on liability under "Redemption or Repurchase of Shares--General." Any share certificates must be deposited prior to any exchange of such shares. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone exchange privilege. The exchange privilege is not a right and may be suspended, terminated or modified at any time. Exchanges may only be made for Fund that are available for sale in the shareholder's state of residence. Currently, Tax-Exempt California Money Market Fund is available for sale only in California and Investors Municipal Cash Fund is available for sale only in New York, Connecticut, New Jersey and Pennsylvania. Except as otherwise permitted by applicable regulations, 60 days' prior written notice of any termination or material change will be provided.

SYSTEMATIC EXCHANGE PRIVILEGE. The owner of $1,000 or more of any class of the shares of a Kemper Mutual Fund or Money Market Fund may authorize the automatic exchange of a specified amount ($100 minimum) of such shares for shares of the same class of another such Kemper Fund. If selected, exchanges will be made automatically until the privilege is terminated by the shareholder or the Kemper Fund. Exchanges are subject to the terms and conditions described above under "Exchange Privilege," except that the $1,000 minimum investment requirement for the Kemper Fund acquired on exchange is not applicable. This privilege may not be used for the exchange of shares held in certificated form.

EXPRESS-Transfer. EXPRESS-Transfer permits the transfer of money via the Automated Clearing House System (minimum $100 and maximum $50,000) from a shareholder's bank, savings and loan, or credit union account to purchase shares in the Fund. Shareholders can also redeem shares (minimum $100 and maximum $50,000) from their Fund account and transfer the proceeds to their bank, savings and loan, or credit union checking account. Shares purchased by check or through EXPRESS-Transfer or Bank Direct Deposit may not be redeemed under this privilege until such shares have been owned for at least 10 days. By enrolling in EXPRESS-Transfer, the shareholder authorizes the Shareholder Service Agent to rely upon telephone instructions from any person to transfer the specified amounts between the shareholder's Fund account and the predesignated bank, savings and loan or credit union account, subject to the limitations on liability under "Redemption or Repurchase of Shares--General." Once enrolled in EXPRESS-Transfer, a shareholder can initiate a transaction by calling Kemper Shareholder Services toll free at 1-800-621-1048, Monday through Friday, 8:00 a.m. to 3:00 p.m. Chicago time. Shareholders may terminate this privilege by sending written notice to Kemper Service Company, P.O. Box 419415, Kansas City, Missouri 64141-6415. Termination will become effective as soon as the Shareholder Service Agent has had a reasonable amount of time to act upon the request. EXPRESS-Transfer cannot be used with passbook savings accounts or for tax-deferred plans such as Individual Retirement Accounts ("IRAs").

BANK DIRECT DEPOSIT. A shareholder may purchase additional shares of the Fund through an automatic investment program. With the Bank Direct Deposit Purchase Plan, investments are made automatically (maximum $50,000) from the shareholder's account at a bank, savings and loan or credit union into the shareholder's Fund account. By enrolling in Bank Direct Deposit, the shareholder authorizes the Fund and its agents to either draw checks or initiate Automated Clearing House debits against the designated account at a bank or other financial institution. This privilege may be selected by completing the appropriate section on the Account Application or by contacting the Shareholder Service Agent for appropriate forms. A shareholder may terminate his or her Plan by sending written notice to Kemper Service Company, P.O. Box 419415, Kansas City, Missouri 64141-6415. Termination by a shareholder will become effective within thirty days after the Shareholder Service Agent has received the request. A Fund may immediately terminate a shareholder's Plan in the event that any item is unpaid by the shareholder's financial institution. The Fund may terminate or modify this privilege at any time.

PAYROLL DIRECT DEPOSIT AND GOVERNMENT DIRECT DEPOSIT. A shareholder may invest in the Fund through Payroll Direct Deposit or Government Direct Deposit. Under these programs, all or a portion of a shareholder's net pay or government check is automatically invested in the Fund account each payment period. A shareholder may terminate participation in these programs by giving written notice to the shareholder's employer or government agency, as appropriate. (A reasonable time to act is required.) The Fund is not responsible for the efficiency of the employer or government agency making the payment or any financial institutions transmitting payments.

SYSTEMATIC WITHDRAWAL PLAN. The owner of $5,000 or more of a class of the Fund's shares at the offering price (net asset value plus, in the case of Class A shares, the initial sales charge) may provide for the payment from the owner's account of any requested dollar amount to be paid to the owner or a designated payee monthly, quarterly, semiannually or annually. The $5,000 minimum account size is not applicable to Individual Retirement Accounts. The minimum periodic payment is $100. The maximum annual rate at which Class B shares may be redeemed (and Class A shares purchased under the Large Order NAV Purchase Privilege and Class C shares in their first year following the purchase) under a systematic withdrawal plan is 10% of the net asset value of the account. Shares are redeemed so that the payee will receive payment approximately the first of the month. Any income and capital gain dividends will be automatically reinvested at net asset value. A sufficient number of full and fractional shares will be redeemed to make the designated payment. Depending upon the size of the payments requested and fluctuations in the net asset value of the shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust the account.

The purchase of Class A shares while participating in a systematic withdrawal plan will ordinarily be disadvantageous to the investor because the investor will be paying a sales charge on the purchase of shares at the same time that the investor is redeeming shares upon which a sales charge may have already been paid. Therefore, the Fund will not knowingly permit additional investments of less than $2,000 if the investor is at the same time making systematic withdrawals. KDI will waive the contingent deferred sales charge on redemptions of Class A shares purchased under the Large Order NAV Purchase Privilege, Class B shares and Class C shares made pursuant to a systematic withdrawal plan. The right is reserved to amend the systematic withdrawal plan on 30 days' notice. The plan may be terminated at any time by the investor or the Fund.

TAX-SHELTERED RETIREMENT PLANS. The Shareholder Service Agent provides retirement plan services and documents and KDI can establish investor accounts in any of the following types of retirement plans:

o Traditional, Roth and Education Individual Retirement Accounts ("IRAs"). This includes Simplified Employee Pension Plan ("SEP") IRA accounts and prototype documents.

o 403(b)(7) Custodial Accounts. This type of plan is available to employees of most non-profit organizations.

o Prototype money purchase pension and profit-sharing plans may be adopted by employers. The maximum annual contribution per participant is the lesser of 25% of compensation or $30,000.

Brochures describing the above plans as well as model defined benefit plans, target benefit plans, 457 plans, 401(k) plans and materials for establishing them are available from the Shareholder Service Agent upon request. Investors should consult with their own tax advisers before establishing a retirement plan.

PERFORMANCE

The Fund may advertise several types of performance information for a class of shares, including "average annual total return" and "total return." Performance information will be computed separately for each class of shares. Each of these figures is based upon historical results and is not representative of the future performance of any class of the Fund. The Adviser has agreed to a temporary reduction in its investment management fee payable by the Fund to the extent specified under "Investment Manager and Underwriter." This fee reduction will improve the performance results of the Fund.

Average annual total return and total return figures measure both the net investment income generated by, and the effect of any realized and unrealized appreciation or depreciation of, the underlying investments in a particular class of the Fund's portfolio for the period in question, assuming the reinvestment of all dividends. Thus, these figures reflect the change in the value of an investment in the Fund during a specified period. Average annual total return will be quoted for at least the one, five and ten year periods ending on a recent calendar quarter (or if any such period has not yet elapsed, at the end of a shorter period corresponding to the life of the Fund for performance purposes). Average annual total return figures represent the average annual percentage change over the period in question. Total return figures represent the aggregate percentage or dollar value change over the period in question.

The Fund's performance may be compared to that of the Consumer Price Index or various unmanaged equity indices, including, but not limited to, the Dow Jones Industrial Average, Value Line, and the Standard & Poor's 500 Composite Price Index. It may also be compared to the performance of other mutual funds or mutual fund indices as reported by independent mutual fund reporting services such as Lipper Analytical Services, Inc. ("Lipper"). Lipper performance calculations are based upon changes in net asset value with all dividends reinvested and do not include the effect of any sales charges.

Information may be quoted from publications such as Morningstar, Inc., The Wall Street Journal, Money Magazine, Forbes, Barron's, Fortune, The Chicago Tribune, USA Today, Institutional Investor and Registered Representative. Also, investors may want to compare the historical returns of various investments, performance indices of those investments or economic indicators, including, but not limited to, stocks, bonds, certificates of deposit, money market funds and U.S. Treasury obligations. Bank product performance may be based upon, among other things, the BANK RATE MONITOR National Index(TM) or various certificate of deposit indices. Money market fund performance may be based upon, among other things, the IBC/Donoghue's Money Fund Report(R) or Money Market Insight(R), reporting services on money market funds. Performance of U.S. Treasury obligations may be based upon, among other things, various U.S. Treasury bill indices. Certain of these alternative investments may offer fixed rates of return and guaranteed principal and may be insured.

The Fund may depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments or economic indicators. The Fund may also describe its portfolio holdings and depict its size or relative size compared to other mutual funds, the number and make-up of its shareholder base and other descriptive factors concerning the Fund.

The Fund's Class A shares are sold at net asset value plus a maximum sales charge of 5.75% of the offering price. While the maximum sales charge is normally reflected in a Fund's Class A performance figures, certain total return calculations may not include such charge and those results would be reduced if it were included. Class B shares and Class C shares are sold at net asset value. Redemptions of Class B shares within the first six years after purchase may be subject to a contingent deferred sales charge that ranges from 4% during the first year to 0% after six years. Redemption of Class C shares within the first year after purchase may be subject to a 1% contingent deferred sales charge. Average annual total return figures do, and total return figures may, include the effect of the contingent deferred sales charge for the Class B and Class C shares that may be imposed at the end of the period in question. Performance figures for the Class B shares and Class C shares not including the effect of the applicable contingent deferred sales charge would be reduced if it were included.

The Fund's returns and net asset value will fluctuate and shares of a class of the Fund are redeemable by an investor at the then current net asset value of the class, which may be more or less than original cost. Redemption of Class B shares and Class C shares may be subject to a contingent deferred sales charge as described above. Additional information concerning the Fund's performance appears in the Statement of Additional Information. Additional information about the Fund's performance will also appear in its Annual Report to Shareholders, which will be available without charge from the Fund.

FUND ORGANIZATION AND CAPITAL STRUCTURE

The Fund is a diversified series of the Trust, an open-end management investment company registered under the 1940 Act. The Trust was organized as a business trust under the laws of Massachusetts in September, 1984.

The Trust may issue an unlimited number of shares of beneficial interest in one or more series or "Portfolios," all having a par value of $.01, which may be divided by the Board of Trustees into classes of shares. The Board of Trustees of the Fund may authorize the issuance of additional classes and additional Portfolios if deemed desirable, each with its own investment objective, policies and restrictions. Since the Trust may offer multiple Portfolios, it is known as a "series company." Currently, the Trust offers four classes of shares of the Fund. These are Class A, Class B, Class C and Scudder Shares. Shares of a Portfolio have equal noncumulative voting rights except that Class B and Class C shares have separate and exclusive voting rights with respect to each such class' Rule 12b-1 Plan. Shares of each class also have equal rights with respect to dividends, assets and liquidation of the Fund subject to any preferences (such as resulting from different Rule 12b-1 distribution fees), rights or privileges of any classes of shares of the Fund. Shares are fully paid and nonassessable when issued, are transferable without restriction and have no preemptive or conversion rights. If shares of more than one Portfolio are outstanding, shareholders will vote by Portfolio and not in the aggregate or by class except when voting in the aggregate is required under the 1940 Act, such as for the election of trustees, or when voting by class is appropriate.

The Fund's activities are supervised by the Trust's Board of Trustees. The Trust is not required to hold and has no current intention of holding annual shareholder meetings, although special meetings may be called for purposes such as electing or removing Trustees, changing fundamental investment policies or approving an investment management contract. Subject to the Declaration of Trust, shareholders may remove Trustees. Shareholders will be assisted in communicating with other shareholders in connection with removing a Trustee as if Section 16(c) of the 1940 Act were applicable.

                           CLASSIC GROWTH FUND


                              A Mutual Fund Seeking
              Long-Term Growth of Capital with Reduced Share Price
            Volatility Compared to Other Capital Growth Mutual Funds








--------------------------------------------------------------------------------



                       STATEMENT OF ADDITIONAL INFORMATION


                                 April 16, 1998





--------------------------------------------------------------------------------



     This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of Scudder Classic Growth Fund dated April 16, 1998 as amended from time to time, copies of which may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103.

                                TABLE OF CONTENTS

                                                                                                                    Page

THE FUND'S INVESTMENT OBJECTIVES AND POLICIES.........................................................................1
         General Investment Objectives and Policies...................................................................1
         Master/feeder Structure......................................................................................2
         Specialized Investment Techniques............................................................................2
         Investment Restrictions.....................................................................................13

PURCHASES............................................................................................................14
         Additional Information About Opening An Account.............................................................14
         Additional Information About Making Subsequent Investments..................................................14
         Additional Information About Making Subsequent Investments by QuickBuy......................................15
         Checks......................................................................................................15
         Wire Transfer of Federal Funds..............................................................................15
         Share Price.................................................................................................16
         Share Certificates..........................................................................................16
         Other Information...........................................................................................16

EXCHANGES AND REDEMPTIONS............................................................................................17
         Exchanges...................................................................................................17
         Redemption by Telephone.....................................................................................18
         Redemption by QuickSell.....................................................................................18
         Redemption by Mail or Fax...................................................................................19
         Redemption-in-Kind..........................................................................................19
         Other Information...........................................................................................19

FEATURES AND SERVICES OFFERED BY THE FUND............................................................................20
         The Pure No-Load(TM) Concept................................................................................20
         Internet access.............................................................................................21
         Dividend and Capital Gain Distribution Options..............................................................22
         Scudder Investor Centers....................................................................................23
         Reports to Shareholders.....................................................................................23
         Transaction Summaries.......................................................................................23

THE SCUDDER FAMILY OF FUNDS..........................................................................................23

SPECIAL PLAN ACCOUNTS................................................................................................28
         Scudder Retirement Plans:  Profit-Sharing and Money Purchase Pension Plans for Corporations and
              Self-Employed Individuals..............................................................................28
         Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations and Self-Employed Individuals.........28
         Scudder IRA:  Individual Retirement Account.................................................................28
         Scudder Roth IRA:  Individual Retirement Account............................................................29
         Scudder 403(b) Plan.........................................................................................30
         Automatic Withdrawal Plan...................................................................................30
         Group or Salary Deduction Plan..............................................................................30
         Automatic Investment Plan...................................................................................31
         Uniform Transfers/Gifts to Minors Act.......................................................................31

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS............................................................................31

PERFORMANCE INFORMATION..............................................................................................32
         Average Annual Total Return.................................................................................32
         Cumulative Total Return.....................................................................................32
         Total Return................................................................................................33
         Comparison of Fund Performance..............................................................................33

                                       i


                          TABLE OF CONTENTS (continued)
                                                                                                                   Page

ORGANIZATION OF THE FUND.............................................................................................36

INVESTMENT ADVISER...................................................................................................37
         Personal Investments by Employees of the Adviser............................................................40

TRUSTEES AND OFFICERS................................................................................................40

REMUNERATION.........................................................................................................42
         Responsibilities of the Board--Board and Committee Meetings.................................................42
         Compensation of Officers and Trustees of the Fund...........................................................43

DISTRIBUTOR..........................................................................................................44

TAXES................................................................................................................45

PORTFOLIO TRANSACTIONS...............................................................................................49
         Brokerage Commissions.......................................................................................49
         Portfolio Turnover..........................................................................................50

NET ASSET VALUE......................................................................................................50

ADDITIONAL INFORMATION...............................................................................................51
         Experts.....................................................................................................51
         Other Information...........................................................................................51

FINANCIAL STATEMENTS.................................................................................................52


                  THE FUND'S INVESTMENT OBJECTIVES AND POLICIES

       (See "Investment objective and policies" in the Fund's prospectus.)


     Scudder Classic Growth Fund (the "Fund") is a diversified, pure no-load(TM) series of Scudder Investment Trust (the "Trust"), is an open-end management investment company which continuously offers and redeems shares at net asset value. The Fund is a company of the type commonly known as a mutual fund.


General Investment Objectives and Policies

         The Scudder Classic Growth Fund (the "Fund"), a series of Scudder Investment Trust (the "Trust"), seeks to provide long-term growth of capital with reduced share price volatility compared to other growth mutual funds. This diversified equity fund is designed for investors looking to grow their investment principal over time for retirement and other long-term needs. While current income is not a stated objective of the Fund, many of the Fund's securities may provide regular dividends, which are also expected to grow over time.

         While the Fund is broadly diversified and conservatively managed, with attention paid to stock valuation and risk, its share price will move up and down with changes in the general level of the financial markets. Accordingly, shareholders should be comfortable with stock market risk and view the Fund as a long-term investment.

         Except as otherwise indicated, the Fund's investment objectives and policies are not fundamental and may be changed without a vote of shareholders. If there is a change in a Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the Fund's objectives will be met.

         Under normal market conditions, the Fund invests primarily in a diversified portfolio of common stocks which the Fund's investment adviser, Scudder Kemper Investments, Inc. (the "Adviser"), believes offers above-average appreciation potential yet, as a portfolio, offers the potential for less share price volatility than other growth mutual funds.

         In seeking such investments, the Adviser focuses its investment in high quality, medium- to large-sized U.S. companies with leading competitive positions. Using in-depth fundamental company research, along with proprietary financial quality, stock rating and risk measures, the Adviser looks for companies with strong and sustainable earnings growth, a proven ability to add value over time, and reasonable stock market valuations. These companies often have important business franchises, leading products, services or technologies, or dominant marketing and distribution systems.

         The Fund allocates its investments among different industries and companies, and adjusts its portfolio securities based on long-term investment considerations as opposed to short-term trading. While the Fund emphasizes U.S. investments, it can commit a portion of its assets to the equity securities of foreign growth companies that meet the criteria applicable to domestic investments.

         While the Fund invests primarily in common stocks, it can purchase other types of equity securities including securities convertible into common stocks, preferred stocks, rights, illiquid and restricted securities and warrants. The Fund's policy is to remain substantially invested in these securities, which may be listed on national securities exchanges or, less commonly, traded over-the-counter. Also, the Fund may enter into repurchase agreements, reverse repurchase agreements and engage in strategic transactions.

         For temporary defensive purposes, the Fund may invest without limit in high quality money market securities, including U.S. Treasury bills, repurchase agreements, commercial paper, certificates of deposit issued by domestic and foreign branches of U.S. banks, bankers' acceptances, and other debt securities, such as U.S. Government obligations and corporate debt instruments when the Adviser deems such a position advisable in light of economic or market conditions. It is impossible to predict accurately how long such alternate strategies may be utilized. The Fund may invest up to 20% of its net assets in debt securities when the Adviser anticipates that the capital appreciation on debt securities is likely to equal or exceed the capital appreciation on common stocks over a selected time, such as during periods of unusually high interest rates. As interest rates fall, the prices of debt securities tend to rise. The Fund may also invest in money market securities in anticipation of meeting redemptions or paying Fund expenses.

Master/feeder Structure

         The Board of Trustees has the discretion to retain the current distribution arrangement for the Fund while investing in a master fund in a master/feeder structure as described below.

         A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.

Specialized Investment Techniques

Debt Securities. When the Adviser believes that it is appropriate to do so in order to achieve the Fund's objective of long-term capital appreciation, the Fund may invest in debt securities including bonds of private issuers and supranational organizations. Portfolio debt investments will be selected on the basis of, among other things, credit quality, and the fundamental outlooks for currency, economic and interest rate trends, taking into account the ability to hedge a degree of currency or local bond price risk. The Fund may purchase "investment-grade" bonds, rated Aaa, Aa, A or Baa by Moody's Investor Services, Inc. ("Moody's") or AAA, AA, A or BBB by Standard & Poor's Corporation ("S&P") or, if unrated, judged to be of equivalent quality as determined by the Adviser.

Convertible Securities. The Fund may invest in convertible securities which are bonds, notes, debentures, preferred stocks, and other securities which are convertible into common stocks. Investments in convertible securities can provide income through interest and dividend payments and/or an opportunity for capital appreciation by virtue of their conversion or exchange features.

         The convertible securities in which the Fund may invest may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions, or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stocks changes, and, therefore, also tends to follow movements in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

         As fixed income securities, convertible securities are investments which provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks. Of course, like all fixed income securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

         Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities.

         Convertible securities may be issued as fixed income obligations that pay current income or as zero coupon notes and bonds, including Liquid Yield Option Notes (LYONs). Zero coupon securities pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the purchase price and their value at maturity. Zero coupon convertible securities offer the opportunity for capital appreciation as increases (or decreases) in market value of such securities closely follow the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks as they usually are issued with shorter maturities (15 years or less) and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

Repurchase Agreements. The Fund may enter into repurchase agreements with member banks of the Federal Reserve System, any foreign bank or with any domestic or foreign broker-dealer which is recognized as a reporting government securities dealer if the creditworthiness of the bank or broker-dealer has been determined by the Adviser to be at least as high as that of other obligations the Fund may purchase.

         A repurchase agreement provides a means for the Fund to earn income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., the Fund) acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and the value of such securities kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price upon repurchase. In either case, the income to the Fund is unrelated to the interest rate on the Obligation itself. Obligations will be held by the Custodian or in the Federal Reserve Book Entry system.

         For purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), a repurchase agreement is deemed to be a loan from the Fund to the seller of the Obligation subject to the repurchase agreement and is therefore subject to the Fund's investment restriction applicable to loans. It is not clear whether a court would consider the Obligation purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and the Fund has not perfected a security interest in the Obligation, the Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case the Fund may incur a loss if the proceeds to the Fund of the sale to a third party are less than the repurchase price. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities. A repurchase agreement with foreign banks may be available with respect to government securities of the particular foreign jurisdiction, and such repurchase agreements involve risks similar to repurchase agreements with U.S. entities.


     Reverse Repurchase Agreements. The Fund may enter into "reverse repurchase agreements" which are repurchase agreements in which the Fund, as the seller of the securities, agrees to repurchase them at an agreed time and price. The Fund will maintain a segregated account, as described under "Use of Segregated and Other Special Accounts" in connection with outstanding reverse repurchase agreements. Reverse repurchase agreements are deemed to be borrowings subject to the Fund's investment restrictions application to that activity. The Fund will enter into a reverse repurchase agreement only when the Adviser believes that the


Investing in Foreign Securities. The Fund may invest up to 25% of the Fund's assets in listed and unlisted foreign securities. Investors should recognize that investing in foreign securities involves certain special considerations, including those set forth below, which are not typically associated with investing in United States securities and which may favorably or unfavorably affect the Fund's performance. As foreign companies are not generally subject to uniform accounting and auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. Many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange (the "Exchange"), and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign markets are less than the volume and liquidity in the United States and at times, volatility of price can be greater than in the United States. Further, foreign markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems either could result in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Payment for securities without delivery may be required in certain foreign markets. Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. Further, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. It may be more difficult for the Fund's agents to keep currently informed about corporate actions such as stock dividends or other matters which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of withholding or confiscatory taxes, political, social, or economic instability, or diplomatic developments which could affect United States investments in those countries. Investments in foreign securities may also entail certain risks, such as possible currency blockages or transfer restrictions, and the difficulty of enforcing rights in other countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

         These considerations generally are more of a concern in developing countries. For example, the possibility of revolution and the dependence on foreign economic assistance may be greater in these countries than in developed countries. The management of the Fund seeks to mitigate the risks associated with these considerations through diversification and active professional management. Although investments in companies domiciled in developing countries may be subject to potentially greater risks than investments in developed countries, the Fund will not invest in any securities of issuers located in developing countries if the securities, in the judgment of the Adviser, are speculative.

Foreign Currencies. The Fund may invest in foreign securities. Because investments in foreign securities usually will involve currencies of foreign countries, and because the Fund may hold foreign currencies and forward contracts, futures contracts and options on futures contracts on foreign currencies, the value of the assets of the Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward or futures contracts to purchase or sell foreign currencies.

Depositary Receipts. The Fund may invest indirectly in securities of emerging country issuers through sponsored or unsponsored American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), International Depositary Receipts ("IDRs") and other types of Depositary Receipts (which, together with ADRs, GDRs and IDRs are hereinafter referred to as "Depositary Receipts"). Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock of unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the Depositary Receipts. ADRs are Depositary Receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs, IDRs and other types of Depositary Receipts are typically issued by foreign banks or trust companies, although they also may be issued by United States banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the United States securities markets and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. For purposes of the Fund's investment policies, the Fund's investments in ADRs, GDRs and other types of Depositary Receipts will be deemed to be investments in the underlying securities. Depositary Receipts other than those denominated in U.S. dollars will be subject to foreign currency exchange rate risk. Certain Depositary Receipts may not be listed on an exchange and therefore may be illiquid securities.

Borrowing. As a matter of fundamental policy, the Fund will not borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. While the Trustees do not currently intend to borrow for investment leverage purposes, if such a strategy were implemented in the future it would increase the Fund's volatility and the risk of loss in a declining market. Borrowing by the Fund will involve special risk considerations. Although the principal of the Fund's borrowings will be fixed, the Fund's assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk.


Borrowing. As a matter of fundamental policy, the Fund will not borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. While the Trustees do not currently intend to borrow for investment leverage purposes, if such a strategy were implemented in the future it would increase the Fund's volatility and the risk of loss in a declining market. Borrowing by the Fund will involve special risk considerations. Although the principal of the Fund's borrowings will be fixed, the Fund's assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk.


Strategic Transactions and Derivatives. The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of the fixed-income securities in the Fund's portfolio, or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

         In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the fixed-income securities in the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes.

         Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

         A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, the Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

         With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

         The Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

         The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

         OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. The Fund expects generally to enter into OTC options that have cash settlement provisions, although they are not required to do so.

         Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Fund will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization ("NRSRO") or are determined to be of equivalent credit quality by the Adviser. The staff of the Securities and Exchange Commission (the "SEC") currently takes the position that OTC options purchased by the Fund, and portfolio securities "covering" the amount of the Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the Fund's limitation on investing its assets in illiquid securities. The Fund can invest no more than 15% of its net assets in illiquid securities.

         If the Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income. The sale of put options can also provide income.

         The Fund may purchase and sell call options on securities including U.S. Treasury and agency securities, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices, currencies and futures contracts. All calls sold by the Fund must be "covered" (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold.

         The Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities), and on securities indices and futures contracts other than futures on individual corporate debt and individual equity securities. The Fund may also purchase and sell put options in foreign sovereign debt, Eurodollar instruments and currencies. The Fund will not sell put options if, as a result, more than 50% of the Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures. The Fund may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate or equity market changes, for duration management and for risk management purposes. In addition, the Fund may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated currency market changes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

         The Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

         The Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Options on Securities Indices and Other Financial Indices. The Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Currency Transactions. The Fund may engage in currency transactions with Counterparties in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. The Fund may enter into currency transactions with Counterparties which have received (or the guarantors of the obligations which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or (except for OTC currency options) are determined to be of equivalent credit quality by the Adviser.

         The Fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

         The Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

         The Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

         To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, in exchange for U.S. dollars. The amount of the commitment or option would not exceed the value of the Fund's securities denominated in correlated currencies. For example, if the Adviser considers that the Austrian schilling is correlated to the German deutschemark (the "D-mark"), the Fund holds securities denominated in schillings and the Adviser believes that the value of schillings will decline against the U.S. dollar, the Adviser may enter into a commitment or option to sell D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging. If the Fund enters into a currency hedging transaction, the Fund will comply with the asset segregation requirements described below.

Risks of Currency Transactions. The Fund is subject to currency transactions risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

Combined Transactions. The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which the Fund may enter are interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where they do not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Adviser and the Fund believe such obligations do not constitute senior securities under the Investment Company Act of 1940 (the "1940 Act") and, accordingly, will not treat them as being subject to its borrowing restrictions. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from a NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Eurodollar Instruments. The Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Risks of Strategic Transactions Outside the U.S. When conducted outside the U.S., Strategic Transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.

Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that the Fund segregate cash or liquid assets with its custodian, State Street Bank and Trust Company (the "Custodian") to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or liquid securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate cash or liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund requires the Fund to segregate cash or liquid assets equal to the exercise price.

         Except when the Fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates the Fund to buy or sell currency will generally require the Fund to hold an amount of that currency or liquid securities denominated in that currency equal to the Fund's obligations or to segregate cash or liquid assets equal to the amount of the Fund's obligation.

         OTC options entered into by the Fund, including those on securities, currency, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when the Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by the Fund other than those above generally settle with physical delivery, and the Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

         In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

         With respect to swaps, the Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid high grade securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.

         Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.

         The Fund's activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company. (See "TAXES.")

Illiquid Securities. The Fund may occasionally purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities" or "not readily marketable," i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933 or the availability of an exemption from registration (such as Rules 144 or 144A) or because they are subject to other legal or contractual delays in or restrictions on resale.

         Generally speaking, restricted securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act of 1933. The Fund may be deemed to be an "underwriter" for purposes of the Securities Act of 1933 when selling restricted securities to the public, and in such event the Fund may be liable to purchasers of such securities if such sale is made in violation of the 1933 Act or if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading.

Lending of Portfolio Securities. The Fund may seek to increase its return by lending portfolio securities. Under present regulatory policies, including those of the Board of Governors of the Federal Reserve System and the SEC, such loans may be made to member firms of the Exchange, and would be required to be secured continuously by collateral in cash, U.S. Government securities or other high grade debt obligations maintained on a current basis at an amount at least equal to the market value and accrued interest of the securities loaned. The Fund would have the right to call a loan and obtain the securities loaned on no more than five days' notice. During the existence of a loan, the Fund would continue to receive the equivalent of the interest paid by the issuer on the securities loaned and would also receive compensation based on investment of the collateral. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration which can be earned currently from securities loans of this type justifies the attendant risk. If the

Fund determines to make securities loans, the value of the securities loaned will not exceed 30% of the value of the Fund's total assets at the time any loan is made.

Investment Restrictions

         Unless specified to the contrary, the following fundamental policies may not be changed without the approval of a majority of the outstanding voting securities of the Fund which, under the 1940 Act and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund.

         Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after and is caused by an acquisition or encumbrance of securities or assets of, or borrowings by, the Fund.

         The Fund has elected to be classified as a diversified series of an open-end investment company.

         In addition, as a matter of fundamental policy, the Fund may not:

         (1)      borrow  money,  except as  permitted  under  the 1940 Act,  as
                  amended,   and  as   interpreted  or  modified  by  regulatory
                  authority having jurisdiction, from time to time;

         (2) issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         (3) concentrate its investments in a particular industry, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         (4) engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

         (5) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

         (6)      purchase  physical   commodities  or  contracts   relating  to
                  physical commodities; or

         (7) make loans to other persons, except (i) loans of portfolio securities, and (ii) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's objective and policies may be deemed to be loans.

         Nonfundamental policies may be changed without shareholder approval. As a matter of nonfundamental policy, the Fund may not:

         (1) borrow money in an amount greater than 5% of its total assets, except (i) for temporary or emergency purposes and (ii) by engaging in reverse repurchase agreements, dollar rolls, or other investments or transactions described in the Fund's registration statement which may be deemed to be borrowings;

         (2) enter into either of reverse repurchase agreements or dollar rolls in an amount greater than 5% of its total assets;

         (3) purchase securities on margin or make short sales, except (i) short sales against the box, (ii) in connection with arbitrage transactions, (iii) for margin deposits in connection with futures contracts, options or other permitted investments,
                  (iv) that transactions in futures contracts and options shall not be deemed to constitute selling securities short, and (v) that the Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions;

         (4) purchase options, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of its total assets; or sell put options, if as a result, the aggregate value of the obligations underlying such put options would exceed 50% of its total assets;

         (5) enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to such futures contracts entered into on behalf of the Fund and the premiums paid for such options on futures contracts does not exceed 5% of the fair market value of the Fund's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

         (6) purchase warrants if as a result, such securities, taken at the lower of cost or market value, would represent more than 5% of the value of the Fund's total assets (for this purpose, warrants acquired in units or attached to securities will be deemed to have no value); and

         (7) lend portfolio securities in an amount greater than 5% of its total assets.

                                    PURCHASES

    (See "Purchases" and "Transaction information" in the Fund's prospectus.)

Additional Information About Opening An Account

         Clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the National Association of Securities Dealers, Inc. ("NASD") and banks may, if they prefer, subscribe initially for at least $2,500 of Fund shares through Scudder Investor Services, Inc. by letter, fax, TWX, or telephone.

         Shareholders of other Scudder funds who have submitted an account application and have certified a Tax Identification Number, clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the NASD, and banks may open an account by wire. These investors must call 1-800-225-5163 to get an account number. During the call the investor will be asked to indicate the Fund name, amount to be wired ($2,500 minimum), name of bank or trust company from which the wire will be sent, the exact registration of the new account, the tax identification or social security number, address and telephone number. The investor must then call the bank to arrange a wire transfer to The Scudder Funds, Boston, MA 02110, ABA Number 011000028, DDA Account Number 9903-5552. The investor must give the Scudder fund name, account name and the new account number. Finally, the investor must send the completed and signed application to the Fund promptly.

         The minimum initial purchase amount is less than $2,500 under certain special plan accounts.

Additional Information About Making Subsequent Investments

         Subsequent purchase orders for $10,000 or more and for an amount not greater than four times the value of the shareholder's account may be placed by telephone, fax, etc. by established shareholders (except by Scudder Individual Retirement Account (IRA), Scudder pension and profit sharing, Scudder 401(k) and Scudder 403(b) Plan holders), members of the NASD, and banks. Orders placed in this manner may be directed to any Scudder Investor Services, Inc. office listed in the Fund's prospectus. A two-part invoice of the purchase will be mailed out promptly following receipt of a request to buy. Payment should be attached to a copy of the invoice for proper identification. Federal regulations require that payment be received within three business days. If payment is not received within that time, the shares may be canceled. In the event of such cancellation or cancellation at the purchaser's request, the purchaser will be responsible for any loss incurred by the Fund or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Fund shall have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse the Fund or the principal underwriter for the loss incurred. Net losses on such transactions which are not recovered from the purchaser will be absorbed by the principal underwriter. Any net profit on the liquidation of unpaid shares will accrue to the Fund.

Additional Information About Making Subsequent Investments by QuickBuy

         Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickBuy program, may purchase shares of the Fund by telephone. Through this service shareholders may purchase up to $250,000. To purchase shares by QuickBuy, shareholders should call before 4 p.m. eastern time. Proceeds in the amount of your purchase will be transferred from your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. QuickBuy requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day. If you purchase shares by QuickBuy and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. QuickBuy transactions are not available for most retirement plan accounts. However, QuickBuy transactions are available for Scudder IRA accounts.

         In order to request purchases by QuickBuy, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickBuy may so indicate on the application. Existing shareholders who wish to add QuickBuy to their account may do so by completing an QuickBuy Enrollment Form. After sending in an enrollment form shareholders should allow for 15 days for this service to be available.

         The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Checks

         A certified check is not necessary, but checks are only accepted subject to collection at full face value in U.S. funds and must be drawn on, or payable through, a U.S. bank.

         If shares of the Fund are purchased by a check which proves to be uncollectible, the Fund reserves the right to cancel the purchase immediately and the purchaser will be responsible for any loss incurred by the Fund or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Fund shall have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse the Fund or the principal underwriter for the loss incurred. Investors whose orders have been canceled may be prohibited from or restricted in placing future orders in any of the Scudder funds.

Wire Transfer of Federal Funds

         To obtain the net asset value determined as of the close of regular trading on the Exchange, on a selected day, your bank must forward federal funds by wire transfer and provide the required account information so as to be available to the Fund prior to the close of regular trading on the Exchange (normally 4 p.m. eastern time).

         The bank sending an investor's federal funds by bank wire may charge for the service. Presently, the Distributor pays a fee for receipt by the Custodian of "wired funds," but the right to charge investors for this service is reserved.

         Boston banks are closed on certain local holidays although the Exchange may be open. These holidays include Martin Luther King, Jr. Day (the 3rd Monday in January), Columbus Day (the 2nd Monday in October) and Veterans Day (November
11). Investors are not able to purchase shares by wiring federal funds on such holidays because the Custodian is not open to receive such funds on behalf of the Fund.

Share Price

         Purchases will be filled without sales charge at the net asset value next computed after receipt of the application in good order. Net asset value normally will be computed as of the close of regular trading on each day the Exchange is open for trading. Orders received after the close of regular trading on the Exchange will be executed at the next business day's net asset value. If the order has been placed by a member of the NASD, other than the Distributor, it is the responsibility of that member broker, rather than the Fund, to forward the purchase order to Scudder Service Corporation (the "Transfer Agent") in Boston by the close of regular trading on the Exchange.

Share Certificates

         Due to the desire of Fund management to afford ease of redemption, certificates will not be issued to indicate ownership in the Fund.

Other Information


         The Fund has authorized certain members of the NASD other than the Distributor to accept purchase and redemption orders for the Fund's shares. Those brokers may also designate other parties to accept purchase and redemption orders on the Fund's behalf. Orders for purchase or redemption will be deemed to have been received by the Fund when such brokers or their authorized designees accept the orders. Subject to the terms of the contract between the Fund and the broker, ordinarily orders will be priced at the Fund's net asset value next computed after acceptance by such brokers or their authorized designees.
Further, if purchases or redemptions of the Fund's shares are arranged and settlement is made at an investor's election through any other authorized NASD member, that member may, at its discretion, charge a fee for that service. The Board of Trustees and the Distributor, also the Fund's principal underwriter, each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Trustees and the Distributor may suspend or terminate the offering of shares of the Fund at any time for any reason.


         The Tax Identification Number section of the application must be completed when opening an account. Applications and purchase orders without a correct certified tax identification number and certain other certified information (e.g., certification of exempt status from exempt investors), will be returned to the investor.

         The Fund may issue shares at net asset value in connection with any merger or consolidation with, or acquisition of the assets of, any investment company or personal holding company, subject to the requirements of the 1940 Act.

                             EXCHANGES AND REDEMPTIONS

                       (See  "Exchanges  and   redemptions"   and   "Transaction
information" in the Fund's prospectus.)


         Scudder Shares are available only on a limited basis. All shares of the Fund purchased before April 16, 1998, are considered Scudder Shares. Purchases of Scudder Shares of the Fund are now closed to new investors with the following exceptions:

         Existing shareholders of any Scudder Fund as of April 17, 1998, and their immediate family members residing at the same address, may purchase Scudder Shares. Holders of Scudder Shares who redeem any or all of those shares may reinvest the proceeds in Scudder Shares. Shareholders who owned shares of any Scudder Fund through a broker-dealer or service agent omnibus account as of April 17, 1998, also may purchase Scudder Shares of the Fund.

     Retirement, employer stock, bonus, pension and profit sharing plans offering Scudder Shares as of April 17, 1998, may add new participants and accounts. Scudder Shares are also available to prospective Scudder plan sponsors, as well as to existing plans which had not previously offered the Fund as an investment option. An employee who owns Scudder Shares through an employer-sponsored retirement plan as of April 17, 1998 may complete a direct rollover to an IRA holding Scudder Shares. An employee who owns Scudder Shares through an employer-sponsored retirement plan as of April 17, 1998, may, at a later date, open a new individual account to purchase Scudder Shares.

     Scudder Shares are available to the Scudder Kemper Investments, Inc. Retirement Plan. Officers, Fund Trustees and Directors, and full-time employees of Scudder Kemper Investments, Inc. and its subsidiaries and their family members may purchase Scudder Shares. Scudder Shares are available to any accounts managed by Scudder Kemper Investments, Inc., any advisory products offered by Scudder Kemper Investments, Inc., and to the portfolios of Scudder Pathway Series.

     [Registered investment advisors ("RIAs") and registered certified financial planners ("CFPs") with clients invested in the Scudder Funds as of April 17, 1998, may purchase additional Scudder Shares or open new individual client or omnibus accounts purchasing Scudder Shares. RIAs and CFPs who do not have clients invested in the Funds as of April 17, 1998, and broker-dealers, RIAs and CFPs who have clients participating in comprehensive fee programs, may enter into an agreement with the Adviser in order to purchase Scudder Shares. Call Scudder Financial Intermediary Services at 1-800-xxx-xxxx for more information.

     [Partnership shareholders who have an account as of April 17, 1998, may open new accounts to purchase Scudder Shares, whether or not they are listed on the account registration. Corporate shareholders invested in one of the Funds as of April 17, 1998, may open new accounts using the same registration, or if the corporation is reorganized, the new companies may purchase Scudder Shares.

     [For  more   information,   please  call  Scudder  Investor   Relations  at
1-800-225-5163.]


Exchanges

         Exchanges are comprised of a redemption from one Scudder fund and a purchase into another Scudder fund. The purchase side of the exchange either may be an additional investment into an existing account or may involve opening a new account in the other fund. When an exchange involves a new account, the new account will be established with the same registration, tax identification number, address, telephone redemption option, "Scudder Automated Information Line" (SAIL) transaction authorization and dividend option as the existing account. Other features will not carry over automatically to the new account. Exchanges to a new fund account must be for a minimum of $2,500. When an exchange represents an additional investment into an existing account, the account receiving the exchange proceeds must have identical registration, address, and account options/features as the account of origin. Exchanges into an existing account must be for $100 or more. If the account receiving the exchange proceeds is to be different in any respect, the exchange request must be in writing and must contain an original signature guarantee as described under "Transaction Information--Redeeming shares--Signature guarantees" in the Fund's prospectus.

         Exchange orders received before the close of regular trading on the Exchange on any business day ordinarily will be executed at the net asset value determined on that day. Exchange orders received after the close of regular trading on the Exchange will be executed on the following business day.

         Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from one Scudder fund to an existing account in another Scudder fund at current net asset value through Scudder's Automatic Exchange Program. Exchanges must be for a minimum of $50. Shareholders may add this free feature over the phone or in writing. Automatic exchanges will continue until the shareholder requests by phone or in writing to have the feature removed, or until the originating account is depleted. The Trust and the Transfer Agent each reserve the right to suspend or terminate the privilege of the Automatic Exchange Program at any time.

         There is no charge to the shareholder for any exchange described above. An exchange into another Scudder fund is a redemption of shares, and therefore may result in tax consequences (gain or loss) to the shareholder, and the proceeds of such an exchange may be subject to backup withholding. (See "TAXES.")

         Investors currently receive the exchange privilege, including exchange by telephone, automatically without having to elect it. The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that they reasonably believe to be genuine. The Fund and the Transfer Agent each reserve the right to suspend or terminate the privilege of exchanging by telephone or fax at any time.

         The Scudder funds into which investors may make an exchange are listed under "THE SCUDDER FAMILY OF FUNDS" herein. Before making an exchange, shareholders should obtain from the Distributor a prospectus of the Scudder fund into which the exchange is being contemplated. The exchange privilege may not be available for certain Scudder Funds. For more information, please call 1-800-225-5163.

         Scudder retirement plans may have different exchange requirements. Please refer to appropriate plan literature.

Redemption by Telephone

         Shareholders currently receive the right, automatically without having to elect it, to redeem by telephone up to $100,000 and have the proceeds mailed to their address of record. Shareholders may request to have the proceeds mailed or wired to their predesignated bank account. In order to request redemptions by telephone, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds are to be sent.

         (a) NEW INVESTORS wishing to establish telephone redemption to a predesignated bank account must complete the appropriate section on the application.

         (b) EXISTING SHAREHOLDERS (except those who are Scudder IRA, Scudder Pension and Profit-Sharing, Scudder 401(k) and Scudder 403(b) Planholders) who wish to establish telephone redemption to a predesignated bank account or who want to change the bank account previously designated to receive redemption proceeds should either return a Telephone Redemption Option Form (available upon request) or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder's name(s) appears on the account. An original signature and an original signature guarantee are required for each person in whose name the account is registered.

         If a request for redemption to a shareholder's bank account is made by telephone or fax, payment will be by Federal Reserve bank wire to the bank account designated on the application, unless a request is made that the redemption check be mailed to the designated bank account. There will be a $5 charge for all wire redemptions.

Note: Investors designating a savings bank to receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their bank and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

         The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

         Redemption requests by telephone (technically a repurchase by agreement between the Fund and the shareholder) of shares purchased by check will not be accepted until the purchase check has cleared which may take up to seven business days.

Redemption by QuickSell

         Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickSell program may sell shares of the Fund by telephone. To sell shares by QuickSell, shareholders should call before 4 p.m. eastern time. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. QuickSell requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day. QuickSell transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

         In order to request redemptions by QuickSell, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds will be credited. New investors wishing to establish QuickSell may so indicate on the application. Existing shareholders who wish to add QuickSell to their account may do so by completing a QuickSell Enrollment Form. After sending in an enrollment form, shareholders should allow for 15 days for this service to be available.

         The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Redemption by Mail or Fax

         In order to ensure proper authorization before redeeming shares, the Transfer Agent may request documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waivers of tax required in some states when settling estates.

         It is suggested that shareholders holding shares registered in other than individual names contact the Transfer Agent prior to any redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within seven business days after receipt by the Transfer Agent of a request for redemption that complies with the above requirements. Delays of more than seven days of payment for shares tendered for repurchase or redemption may result, but only until the purchase check has cleared.

         The requirements for IRA redemptions are different from those for regular accounts. For more information call 1-800-225-5163.

Redemption-in-Kind

         The Trust reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. The Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90 day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

Other Information

         Clients, officers or employees of the Adviser or of an affiliated organization, and members of such clients', officers' or employees' immediate families, banks and members of the NASD may direct repurchase requests to the Fund through Scudder Investor Services, Inc. at Two International Place, Boston, Massachusetts 02110-4103 by letter, fax, TWX, or telephone. A two-part confirmation will be mailed out promptly after receipt of the repurchase request. A written request in good order with a proper original signature guarantee, as described in the Fund's prospectus under "Transaction information--Signature guarantees," should be sent with a copy of the invoice to Scudder Funds, c/o Scudder Confirmed Processing, Two International Place, Boston, Massachusetts 02110-4103. Failure to deliver shares or required documents (see above) by the settlement date may result in cancellation of the trade and the shareholder will be responsible for any loss incurred by the Fund or the principal underwriter by reason of such cancellation. Net losses on such transactions which are not recovered from the shareholder will be absorbed by the principal underwriter. Any net gains so resulting will accrue to the Fund. For this group, repurchases will be carried out at the net asset value
next  computed  after  such   repurchase   requests  have  been  received.   The
arrangements described in this paragraph for repurchasing shares are discretionary and may be discontinued at any time.

         If a shareholder redeems all shares in the account after the record date of a dividend, the shareholder receives in addition to the net asset value thereof, all declared but unpaid dividends thereon. The value of shares redeemed or repurchased may be more or less than the shareholder's cost depending on the net asset value at the time of redemption or repurchase. The Fund does not impose a repurchase charge, although a wire charge may be applicable for redemption proceeds wired to an investor's bank account. Redemption of shares, including redemptions undertaken to effect an exchange for shares of another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and the proceeds of such redemptions may be subject to backup withholding. (See "TAXES.")

         Shareholders who wish to redeem shares from Special Plan Accounts should contact the employer, trustee or custodian of the Plan for the requirements.

         The determination of net asset value and a shareholder's right to redeem shares and to receive payment may be suspended at times (a) during which the Exchange is closed, other than customary weekend and holiday closings, (b) during which trading on the Exchange is restricted for any reason, (c) during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (d) during which the SEC by order permits a suspension of the right of redemption or a postponement of the date of payment or of redemption; provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b), (c) or (d) exist.

         Shareholders should maintain a share balance worth at least $2,500 ($1,000 for IRAs, Uniform Gift to Minor Act, and Uniform Trust to Minor Act
accounts),  which  amount  may be  changed  by the  Board of  Trustees.  Scudder retirement plans have similar or lower minimum balance requirements. A shareholder may open an account with at least $1,000 ($500 for an UGMA, UTMA, IRA and other retirement accounts), if an automatic investment plan (AIP) of $100/month ($50/month for an UGMA, UTMA, IRA and other retirement accounts) is established.

         Shareholders who maintain a non-fiduciary account balance of less than $2,500 in the Fund, without establishing an AIP, will be assessed an annual $10.00 per fund charge with the fee to be reinvested in the Fund. The $10.00 charge will not apply to shareholders with a combined household account balance in any of the Scudder Funds of $25,000 or more. The Fund reserves the right, following 60 days' written notice to shareholders, to redeem all shares in accounts below $250, including accounts of new investors, where a reduction in value has occurred due to a redemption or exchange out of the account. The Fund will mail the proceeds of the redeemed account to the shareholder at the address of record. Reductions in value that result solely from market activity will not trigger an involuntary redemption. UGMA, UTMA, IRA and other retirement accounts will not be assessed the $10.00 charge or be subject to automatic liquidation.

                    FEATURES AND SERVICES OFFERED BY THE FUND

             (See "Shareholder benefits" in the Fund's prospectus.)

The Pure No-Load(TM) Concept

         Investors are encouraged to be aware of the full ramifications of mutual fund fee structures, and of how Scudder distinguishes its Scudder Family of Funds from the vast majority of mutual funds available today. The primary distinction is between load and no-load funds.

         Load funds generally are defined as mutual funds that charge a fee for the sale and distribution of fund shares. There are three types of loads: front-end loads, back-end loads, and asset-based Rule 12b-1 fees. 12b-1 fees are distribution-related fees charged against fund assets and are distinct from service fees, which are charged for personal services and/or maintenance of shareholder accounts. Asset-based sales charges and service fees are typically paid pursuant to distribution plans adopted under 12b-1 under the 1940 Act.

         A front-end load is a sales charge, which can be as high as 8.50% of the amount invested. A back-end load is a contingent deferred sales charge, which can be as high as 8.50% of either the amount invested or redeemed. The maximum front-end or back-end load varies, and depends upon whether or not a fund also charges a 12b-1 fee and/or a service fee or offers investors various sales-related services such as dividend reinvestment. The maximum charge for a 12b-1 fee is 0.75% of a fund's average annual net assets, and the maximum charge for a service fee is 0.25% of a fund's average annual net assets.

         A no-load fund does not charge a front-end or back-end load, but can charge a small 12b-1 fee and/or service fee against fund assets. Under the National Association of Securities Dealers Conduct Rules, a mutual fund can call itself a "no-load" fund only if the 12b-1 fee and/or service fee does not exceed 0.25% of a fund's average annual net assets.

         Because funds in the Scudder Family of Funds do not pay any asset-based sales charges or service fees, Scudder developed and trademarked the phrase pure no-load(TM) to distinguish funds in the Scudder Family of Funds from other no-load mutual funds. Scudder pioneered the no-load concept when it created the nation's first no-load fund in 1928, and later developed the nation's first family of no-load mutual funds.

         The following chart shows the potential long-term advantage of investing $10,000 in a Scudder Family of Funds pure no-load fund over investing the same amount in a load fund that collects an 8.50% front-end load, a load fund that collects only a 0.75% 12b-1 and/or service fee, and a no-load fund charging only a 0.25% 12b-1 and/or service fee. The hypothetical figures in the chart show the value of an account assuming a constant 10% rate of return over the time periods indicated and reinvestment of dividends and distributions.

=============================================================================================
                  Scudder                                                   No-Load Fund
  YEARS     Pure No-Load(TM)Fund  8.50% Load Fund     Load Fund with       with 0.25% 12b-1
                    Fund                              0.75% 12b-1 Fee            Fee
---------------------------------------------------------------------------------------------

   10              $25,937           $23,733              $24,222               $25,354
---------------------------------------------------------------------------------------------

   15               41,772            38,222               37,698                40,371
---------------------------------------------------------------------------------------------

   20               67,275            61,557               58,672                64,282
=============================================================================================

         Investors are encouraged to review the fee tables on page 2 of the Fund's prospectus for more specific information about the rates at which management fees and other expenses are assessed.

Internet access

World   Wide  Web  Site  --  The   address   of  the   Scudder   Funds  site  is
http://funds.scudder.com. The site offers guidance on global investing and developing strategies to help meet financial goals and provides access to the Scudder investor relations department via e-mail. The site also enables users to access or view fund prospectuses and profiles with links between summary information in Profiles and details in the Prospectus. Users can fill out new account forms on-line, order free software, and request literature on funds.

         The site is designed for interactivity, simplicity and maneuverability. A section entitled "Planning Resources" provides information on asset allocation, tuition, and retirement planning to users who fill out interactive "worksheets." Investors can easily establish a "Personal Page," that presents price information, updated daily, on funds they're interested in following. The "Personal Page" also offers easy navigation to other parts of the site. Fund performance data from both Scudder and Lipper Analytical Services, Inc. are available on the site. Also offered on the site is a news feature, which provides timely and topical material on the Scudder Funds.

         Scudder has communicated with shareholders and other interested parties on Prodigy since 1988 and has participated since 1994 in GALT's Networth "financial marketplace" site on the Internet. The firm made Scudder Funds information available on America Online in early 1996.

Account Access -- Scudder is among the first mutual fund families to allow shareholders to manage their fund accounts through the World Wide Web. Scudder Fund shareholders can view a snapshot of current holdings, review account activity and move assets between Scudder Fund accounts.

         Scudder's personal portfolio capabilities -- known as SEAS (Scudder Electronic Account Services) -- are accessible only by current Scudder Fund shareholders who have set up a Personal Page on Scudder's Web site. Using a secure Web browser, shareholders sign on to their account with their Social Security number and their SAIL password. As an additional security measure, users can change their current password or disable access to their portfolio through the World Wide Web.

         An Account Activity option reveals a financial history of transactions for an account, with trade dates, type and amount of transaction, share price and number of shares traded. For users who wish to trade shares between Scudder Funds, the Fund Exchange option provides a step-by-step procedure to exchange shares among existing fund accounts or to new Scudder Fund accounts.

         A Call Me(TM) feature enables users to speak with a Scudder Investor Relations telephone representative while viewing their account on the Web site. In order to use the Call Me(TM) feature, an individual must have two phone lines and enter on the screen the phone number that is not being used to connect to the Internet. They are connected to the next available Scudder Investor Relations representative from 8 a.m. to 8 p.m. eastern time.

Dividend and Capital Gain Distribution Options

         Investors have freedom to choose whether to receive cash or to reinvest any dividends from net investment income or distributions from realized capital gains in additional shares of the Fund. A change of instructions for the method of payment must be given to the Transfer Agent in writing at least five days prior to a dividend record date. Shareholders may change their dividend option by calling 1-800-225-5163 or by sending written instructions to the Transfer Agent. Please include your account number with your written request. See "How to Contact Scudder" in the Fund's prospectus for the address.

         Reinvestment is usually made at the closing net asset value determined on the business day following the record date. Investors may leave standing instructions with the Transfer Agent designating their option for either reinvestment or cash distribution of any income dividends or capital gains distributions. If no election is made, dividends and distributions will be invested in additional shares of the Fund.

         Investors may also have dividends and distributions automatically deposited in their predesignated bank account through Scudder's DistributionsDirect Program. Shareholders who elect to participate in the DistributionsDirect Program, and whose predesignated checking account of record is with a member bank of the Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after the Fund pays its distribution. A DistributionsDirect request form can be obtained by calling 1-800-225-5163. Confirmation statements will be mailed to shareholders as notification that distributions have been deposited.

         Investors choosing to participate in Scudder's Automatic Withdrawal Plan must reinvest any dividends or capital gains. For most retirement plan accounts, the reinvestment of dividends and capital gains is also required.

Scudder Investor Centers

         Investors may visit any of the Centers maintained by the Distributor listed in the Fund's prospectus. The Centers are designed to provide individuals with services during any business day. Investors may pick up literature or find assistance with opening an account, adding monies or special options to existing accounts, making exchanges within the Scudder Family of Funds, redeeming shares or opening retirement plans. Checks should not be mailed to the Centers but should be mailed to "The Scudder Funds" at the address listed under "How to contact Scudder" in the prospectus.

Reports to Shareholders

         The Fund issues to its shareholders unaudited semiannual financial statements and annual financial statements audited by independent accountants, including a list of investments held and statements of assets and liabilities, operations, changes in net assets and financial highlights. Each distribution will be accompanied by a brief explanation of the source of the distribution.

Transaction Summaries

         Annual summaries of all transactions in each Fund account are available to shareholders. The summaries may be obtained by calling 1-800-225-5163.

                           THE SCUDDER FAMILY OF FUNDS

      (See "Investment products and services" in the Funds' prospectuses.)

         The Scudder Family of Funds is America's first family of mutual funds and the nation's oldest family of no-load mutual funds. To assist investors in choosing a Scudder fund, descriptions of the Scudder funds' objectives follow.

MONEY MARKET

         Scudder U.S. Treasury Money Fund seeks to provide safety, liquidity and stability of capital and, consistent therewith, to provide current income. The Fund seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible, and declares dividends daily.

         Scudder Cash Investment Trust ("SCIT") seeks to maintain the stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income. SCIT seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible, and declares dividends daily.

         Scudder Money Market Series seeks to provide investors with as high a level of current income as is consistent with its investment polices and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

         Scudder Government Money Market Series seeks to provide investors with as high a level of current income as is consistent with its investment polices and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

TAX FREE MONEY MARKET

         Scudder Tax Free Money Fund ("STFMF") seeks to provide income exempt from regular federal income tax and stability of principal through investments primarily in municipal securities. STFMF seeks to maintain a constant net asset value of $1.00 per share, although in extreme circumstances this may not be possible.

         Scudder Tax Free Money Market Series seeks to provide investors with as high a level of current income that cannot be subjected to federal income tax by reason of federal law as is consistent with its investment policies and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

         Scudder California Tax Free Money Fund* seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share while providing California taxpayers income exempt from both California State personal and regular federal income taxes. The Fund is a professionally managed portfolio of high quality, short-term California municipal securities. There can be no assurance that the stable net asset value will be maintained.

         Scudder New York Tax Free Money Fund* seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share, while providing New York taxpayers income exempt from New York State and New York City personal income taxes and regular federal income tax. There can be no assurance that the stable net asset value will be maintained.

TAX FREE

         Scudder Limited Term Tax Free Fund seeks to provide as high a level of income exempt from regular federal income tax as is consistent with a high degree of principal stability.

         Scudder Medium Term Tax Free Fund seeks to provide a high level of income free from regular federal income taxes and to limit principal fluctuation. The Fund will invest primarily in high-grade, intermediate-term bonds.

         Scudder Managed Municipal Bonds seeks to provide income exempt from regular federal income tax primarily through investments in high-grade, long-term municipal securities.

         Scudder High Yield Tax Free Fund seeks to provide a high level of interest income, exempt from regular federal income tax, from an actively managed portfolio consisting primarily of investment-grade municipal securities.

         Scudder California Tax Free Fund* seeks to provide California taxpayers with income exempt from both California State personal income and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of California municipal securities.

         Scudder Massachusetts Limited Term Tax Free Fund* seeks to provide Massachusetts taxpayers with as high a level of income exempt from Massachusetts personal income tax and regular federal income tax, as is consistent with a high degree of price stability, through a professionally managed portfolio consisting primarily of investment-grade municipal securities.

         Scudder Massachusetts Tax Free Fund* seeks to provide Massachusetts taxpayers with income exempt from both Massachusetts personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

------------------

* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

         Scudder New York Tax Free Fund* seeks to provide New York taxpayers with income exempt from New York State and New York City personal income taxes and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of New York municipal securities.

         Scudder Ohio Tax Free Fund* seeks to provide Ohio taxpayers with income exempt from both Ohio personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

         Scudder Pennsylvania Tax Free Fund* seeks to provide Pennsylvania taxpayers with income exempt from both Pennsylvania personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

U.S. INCOME

         Scudder Short Term Bond Fund seeks to provide a high level of income consistent with a high degree of principal stability by investing primarily in high quality short-term bonds.

         Scudder Zero Coupon 2000 Fund seeks to provide as high an investment return over a selected period as is consistent with investment in U.S. Government securities and the minimization of reinvestment risk.

         Scudder GNMA Fund seeks to provide high current income primarily from U.S. Government guaranteed mortgage-backed (Ginnie Mae) securities.

         Scudder Income Fund seeks a high level of income, consistent with the prudent investment of capital, through a flexible investment program emphasizing high-grade bonds.

         Scudder High Yield Bond Fund seeks a high level of current income and, secondarily, capital appreciation through investment primarily in below investment-grade domestic debt securities.

GLOBAL INCOME

         Scudder Global Bond Fund seeks to provide total return with an emphasis on current income by investing primarily in high-grade bonds denominated in foreign currencies and the U.S. dollar. As a secondary objective, the Fund will seek capital appreciation.

         Scudder International Bond Fund seeks to provide income primarily by investing in a managed portfolio of high-grade international bonds. As a secondary objective, the Fund seeks protection and possible enhancement of principal value by actively managing currency, bond market and maturity exposure and by security selection.

         Scudder Emerging Markets Income Fund seeks to provide high current income and, secondarily, long-term capital appreciation through investments primarily in high-yielding debt securities issued by governments and corporations in emerging markets.

------------------

* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

ASSET ALLOCATION

         Scudder Pathway Series: Conservative Portfolio seeks primarily current income and secondarily long-term growth of capital. In pursuing these objectives, the Portfolio, under normal market conditions, will invest substantially in a select mix of Scudder bond mutual funds, but will have some exposure to Scudder equity mutual funds.

         Scudder Pathway Series: Balanced Portfolio seeks to provide investors with a balance of growth and income by investing in a select mix of Scudder money market, bond and equity mutual funds.

         Scudder Pathway Series: Growth Portfolio seeks to provide investors with long-term growth of capital. In pursuing this objective, the Portfolio will, under normal market conditions, invest predominantly in a select mix of Scudder equity mutual funds designed to provide long-term growth.

         Scudder Pathway Series: International Portfolio seeks maximum total return for investors. Total return consists of any capital appreciation plus dividend income and interest. To achieve this objective, the Portfolio invests in a select mix of established international and global Scudder funds.

U.S. GROWTH AND INCOME

         Scudder Balanced Fund seeks a balance of growth and income from a diversified portfolio of equity and fixed-income securities. The Fund also seeks long-term preservation of capital through a quality-oriented approach that is designed to reduce risk.

         Scudder Growth and Income Fund seeks long-term growth of capital, current income, and growth of income.

         Scudder S&P 500 Index Fund seeks to provide investment results that, before expenses, correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Composite Stock Price Index.

U.S. GROWTH

     Value

         Scudder Large Company Value Fund seeks to maximize long-term capital appreciation through a value-driven investment program.

         Scudder Value Fund seeks long-term growth of capital through investment in undervalued equity securities.

         Scudder Small Company Value Fund invests for long-term growth of capital by seeking out undervalued stocks of small U.S. companies.

         Scudder Micro Cap Fund seeks long-term growth of capital by investing primarily in a diversified portfolio of U.S. micro-capitalization ("micro-cap") common stocks.

     Growth

         Scudder Classic Growth Fund seeks to provide long-term growth of capital with reduced share price volatility compared to other growth mutual funds.

         Scudder Large Company Growth Fund seeks to provide long-term growth of capital through investment primarily in the equity securities of seasoned, financially strong U.S. growth companies.

         Scudder Development Fund seeks long-term growth of capital by investing primarily in securities of small and medium-size growth companies.

         Scudder 21st Century Growth Fund seeks long-term growth of capital by investing primarily in the securities of emerging growth companies poised to be leaders in the 21st century.

GLOBAL GROWTH

     Worldwide

         Scudder Global Fund seeks long-term growth of capital through a diversified portfolio of marketable securities, primarily equity securities, including common stocks, preferred stocks and debt securities convertible into common stocks.

         Scudder International Growth and Income Fund seeks long-term growth of capital and current income primarily from foreign equity securities.

         Scudder  International Fund seeks long-term growth of capital primarily
         through  a   diversified   portfolio  of  marketable   foreign   equity
         securities.

         Scudder Global Discovery Fund seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world.

         Scudder Emerging Markets Growth Fund seeks long-term growth of capital primarily through equity investment in emerging markets around the globe.

         Scudder Gold Fund seeks maximum return (principal change and income) consistent with investing in a portfolio of gold-related equity securities and gold.

     Regional

         Scudder Greater Europe Growth Fund seeks long-term growth of capital through investments primarily in the equity securities of European companies.

         Scudder Pacific Opportunities Fund seeks long-term growth of capital through investment primarily in the equity securities of Pacific Basin companies, excluding Japan.

         Scudder  Latin  America  Fund  seeks  to  provide   long-term   capital
         appreciation through investment primarily in the securities of Latin American issuers.

         The Japan Fund, Inc. seeks long-term capital appreciation by investing primarily in equity securities (including American Depository Receipts) of Japanese companies.

         The net asset values of most Scudder funds can be found daily in the "Mutual Funds" section of The Wall Street Journal under "Scudder Funds," and in other leading newspapers throughout the country. Investors will notice the net asset value and offering price are the same, reflecting the fact that no sales commission or "load" is charged on the sale of shares of the Scudder funds. The latest seven-day yields for the money-market funds can be found every Monday and Thursday in the "Money-Market Funds" section of The Wall Street Journal. This information also may be obtained by calling the Scudder Automated Information Line (SAIL) at 1-800-343-2890.

         The Scudder Family of Funds offers many conveniences and services, including: active professional investment management; broad and diversified investment portfolios; pure no-load funds with no commissions to purchase or redeem shares or Rule 12b-1 distribution fees; individual attention from a service representative of Scudder Investor Relations; and easy telephone exchanges into other Scudder funds. Certain Scudder funds may not be available for purchase or exchange. For more information, please call 1-800-225-5163.

                              SPECIAL PLAN ACCOUNTS

    (See "Scudder tax-advantaged retirement plans," "Purchases--By Automatic Investment Plan" and "Exchanges and redemptions--By Automatic Withdrawal
                        Plan" in the Fund's prospectus.)

         Detailed information on any Scudder investment plan, including the applicable charges, minimum investment requirements and disclosures made pursuant to Internal Revenue Service (the "IRS") requirements, may be obtained by contacting Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103 or by calling toll free, 1-800-225-2470. It is advisable for an investor considering the funding of the investment plans described below to consult with an attorney or other investment or tax adviser with respect to the suitability requirements and tax aspects thereof.

         Shares of the Fund may also be a permitted investment under profit sharing and pension plans and IRA's other than those offered by the Fund's distributor depending on the provisions of the relevant plan or IRA.

         None of the plans assures a profit or guarantees protection against depreciation, especially in declining markets.

Scudder Retirement Plans:  Profit-Sharing and Money Purchase
Pension Plans for Corporations and Self-Employed Individuals

         Shares of the Fund may be purchased as the investment medium under a plan in the form of a Scudder Profit-Sharing Plan (including a version of the Plan which includes a cash-or-deferred feature) or a Scudder Money Purchase Pension Plan (jointly referred to as the Scudder Retirement Plans) adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietorships and partnerships), or other qualifying organization. Each of these forms was approved by the IRS as a prototype. The IRS's approval of an employer's plan under Section 401(a) of the Internal Revenue Code will be greatly facilitated if it is in such approved form. Under certain circumstances, the IRS will assume that a plan, adopted in this form, after special notice to any employees, meets the requirements of Section 401(a) of the Internal Revenue Code.

Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations and Self-Employed Individuals

         Shares of the Fund may be purchased as the investment medium under a plan in the form of a Scudder 401(k) Plan adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietors and partnerships), or other qualifying organization. This plan has been approved as a prototype by the IRS.

Scudder IRA:  Individual Retirement Account

         Shares of the Fund may be purchased as the underlying investment for an Individual Retirement Account which meets the requirements of Section 408(a) of the Internal Revenue Code.

         A single individual who is not an active participant in an employer-maintained retirement plan, a simplified employee pension plan, or a tax-deferred annuity program (a "qualified plan"), and a married individual who is not an active participant in a qualified plan and whose spouse is also not an active participant in a qualified plan, are eligible to make tax deductible contributions of up to $2,000 to an IRA prior to the year such individual attains age 70 1/2. In addition, certain individuals who are active participants in qualified plans (or who have spouses who are active participants) are also eligible to make tax-deductible contributions to an IRA; the annual amount, if any, of the contribution which such an individual will be eligible to deduct will be determined by the amount of his, her, or their adjusted gross income for the year. Whenever the adjusted gross income limitation prohibits an individual from contributing what would otherwise be the maximum tax-deductible contribution he or she could make, the individual will be eligible to contribute the difference to an IRA in the form of nondeductible contributions.

         An eligible individual may contribute as much as $2,000 of qualified income (earned income or, under certain circumstances, alimony) to an IRA each year (up to $2,000 per individual for married couples if only one spouse has earned income). All income and capital gains derived from IRA investments are reinvested and compound tax-deferred until distributed. Such tax-deferred compounding can lead to substantial retirement savings.

         The table below shows how much individuals would accumulate in a fully tax-deductible IRA by age 65 (before any distributions) if they contribute $2,000 at the beginning of each year, assuming average annual returns of 5, 10, and 15%. (At withdrawal, accumulations in this table will be taxable.)

                             Value of IRA at Age 65
                 Assuming $2,000 Deductible Annual Contribution

-----------------------------------------------------------------------------------------------------------
         Starting                                        Annual Rate of Return
          Age of             ------------------------------------------------------------------------------
       Contributions                    5%                        10%                       15%
-----------------------------------------------------------------------------------------------------------
            25                      $253,680                   $973,704                $4,091,908
            35                       139,522                    361,887                   999,914
            45                        69,439                    126,005                   235,620
            55                        26,414                     35,062                    46,699

         This next table shows how much individuals would accumulate in non-IRA accounts by age 65 if they start with $2,000 in pretax earned income at the beginning of each year (which is $1,380 after taxes are paid), assuming average annual returns of 5, 10 and 15%. (At withdrawal, a portion of the accumulation in this table will be taxable.)

                          Value of a Non-IRA Account at
                   Age 65 Assuming $1,380 Annual Contributions
                 (post tax, $2,000 pretax) and a 31% Tax Bracket

-----------------------------------------------------------------------------------------------------------
         Starting                                        Annual Rate of Return
          Age of             ------------------------------------------------------------------------------
       Contributions                    5%                        10%                       15%
-----------------------------------------------------------------------------------------------------------
            25                      $119,318                   $287,021                  $741,431
            35                        73,094                    136,868                   267,697
            45                        40,166                     59,821                    90,764
            55                        16,709                     20,286                    24,681


Scudder Roth IRA

         Scudder Roth IRA Individual Retirement Account. Shares of the Fund may be purchased as the underlying investment for an individual Retirement Account which meets the requirements of Section 408A of the Internal Revenue Code.

         A single individual earning below $95,000 can contribute up to $2000 per year to a Roth IRA. The maximum contribution amount diminishes and gradually falls to zero for single filers with adjusted gross incomes ranging from S95,000 to $ 110,000. Married couples earning less than $ 150,000 combined, and filing jointly, can contribute a full $4,000 per year ($2,000 per IRA). The maximum contribution amount for married couples filing jointly phases out from $150,000 to $160,000.

         An eligible individual can contribute money to a traditional IRA and a Roth IRA as long as the total contribution to all IRAs does not exceed $2,000. No tax deduction is allowed under Section 219 of the Internal Revenue Code for contributions to a Roth IRA. Contributions to a Roth IRA may be made even after the individual for whom the account is maintained has attained age 70 1/2.

         All income and capital gains derived from Roth IRA investments are reinvested and compounded tax-free. Such tax-free compounding can lead to substantial retirement savings. No distributions are required to be taken prior to the death of the original account holder. If a Roth IRA has been established for a minimum of five years, distributions can be taken tax-free after reaching age 59 1/2, for a first time home purchase ($10,000 maximum, one-time use), or upon death or disability. All other distributions from a Roth IRA are taxable and subject to a 10% tax penalty unless an exception applies. Exceptions to the 10% penalty include distributions that are (i) properly rolled over, (ii) one of a series of substantially equal payments over a period that does not exceed life expectancy, (iii) exempt withdrawals of excess distributions, (iv) for deductible medical expenses, (v) for certain health insurance premiums in the event of unemployment, and (vi) for qualified higher education expenses.

         An individual with an income of less than $100,000 (who is not married filing separately) can roll his or her existing IRA into a Roth IRA. However, the individual must pay taxes on the taxable amount in his or her traditional IRA. Individuals who complete the rollover in 1998 will be allowed to spread the tax payments over a four year period. After 1998, all taxes on such a rollover will have to be paid in the tax year in which the rollover is made.



Scudder 403(b) Plan

         Shares of the Fund may also be purchased as the underlying investment for tax sheltered annuity plans under the provisions of Section 403(b)(7) of the Internal Revenue Code. In general, employees of tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (such as hospitals, churches, religious, scientific, or literary organizations and educational institutions) or a public school system are eligible to participate in a 403(b) plan.

Automatic Withdrawal Plan

         Non-retirement plan shareholders may establish an Automatic Withdrawal Plan to receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Shareholders may designate which day they want the automatic withdrawal to be processed. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment and any reinvested dividends and capital gains distributions. Requests for increases in withdrawal amounts or to change the payee must be submitted in writing, signed exactly as the account is registered, and contain signature guarantee(s) as described under "Transaction information--Redeeming shares--Signature guarantees" in the Fund's prospectus. Any such requests must be received by the Fund's transfer agent ten days prior to the date of the first automatic withdrawal. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the Trust or its agent on written notice, and will be terminated when all shares of the Fund under the Plan have been liquidated or upon receipt by the Trust of notice of death of the shareholder.

         An Automatic Withdrawal Plan request form can be obtained by calling 1-800-225-5163.

Group or Salary Deduction Plan

         An investor may join a Group or Salary Deduction Plan where satisfactory arrangements have been made with Scudder Investor Services, Inc. for forwarding regular investments through a single source. The minimum annual investment is $240 per investor which may be made in monthly, quarterly, semiannual or annual payments. The minimum monthly deposit per investor is $20. Except for trustees or custodian fees for certain retirement plans, at present there is no separate charge for maintaining group or salary deduction plans; however, the Trust and its agents reserve the right to establish a maintenance charge in the future depending on the services required by the investor.

         The Trust reserves the right, after notice has been given to the shareholder, to redeem and close a shareholder's account in the event that the shareholder ceases participating in the group plan prior to investment of

$1,000 per individual or in the event of a redemption which occurs prior to the accumulation of that amount or which reduces the account value to less than $1,000 and the account value is not increased to $1,000 within a reasonable time after notification. An investor in a plan who has not purchased shares for six months shall be presumed to have stopped making payments under the plan.

Automatic Investment Plan

         Shareholders may arrange to make periodic investments through automatic deductions from checking accounts by completing the appropriate form and providing the necessary documentation to establish this service. The minimum investment is $50.

         The Automatic Investment Plan involves an investment strategy called dollar cost averaging. Dollar cost averaging is a method of investing whereby a specific dollar amount is invested at regular intervals. By investing the same dollar amount each period, when shares are priced low the investor will purchase more shares than when the share price is higher. Over a period of time this investment approach may allow the investor to reduce the average price of the shares purchased. However, this investment approach does not assure a profit or protect against loss. This type of regular investment program may be suitable for various investment goals such as, but not limited to, college planning or saving for a home.

Uniform Transfers/Gifts to Minors Act

         Grandparents, parents or other donors may set up custodian accounts for minors. The minimum initial investment is $1,000 unless the donor agrees to continue to make regular share purchases for the account through Scudder's Automatic Investment Plan (AIP). In this case, the minimum initial investment is $500.

         The Trust reserves the right, after notice has been given to the shareholder and custodian, to redeem and close a shareholder's account in the event that regular investments to the account cease before the $1,000 minimum is reached.

                    DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

          (See "Distribution and performance information--Dividends and capital gains distributions" in the Fund's prospectus.)

         The Fund intends to follow the practice of distributing all of its investment company taxable income, which includes any excess of net realized short-term capital gains over net realized long-term capital losses. The Fund may follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, the Fund may retain all or part of such gain for reinvestment after paying the related federal income taxes for which the shareholders may then be asked to claim a credit against their federal income tax liability. (See "TAXES.")

         If the Fund does not distribute an amount of capital gain and/or ordinary income required to be distributed by an excise tax provision of the Code, it may be subject to such tax. (See "TAXES.") In certain circumstances, the Fund may determine that it is in the interest of shareholders to distribute less than such an amount.

         Earnings and profits distributed to shareholders on redemptions of Fund shares may be utilized by the Fund, to the extent permissible, as part of the Fund's dividend paid deduction on its federal tax return.

         The Trust intends to distribute the Fund's investment company taxable income and any net realized capital gains in November or December to avoid federal excise tax, although an additional distribution may be made if necessary. Both types of distributions will be made in shares of the Fund and confirmations will be mailed to each shareholder unless a shareholder has elected to receive cash, in which case a check will be sent. Distributions of investment company taxable income and net realized capital gains are taxable (See "TAXES"), whether made in shares or cash.

         Each distribution is accompanied by a brief explanation of the form and character of the distribution. The characterization of distributions on such correspondence may differ from the characterization for federal tax purposes. In January of each year the Fund issues to each shareholder a statement of the federal income tax status of all distributions in the prior calendar year.

                             PERFORMANCE INFORMATION

           (See "Distribution and performance information--Performance information" in the Fund's prospectus.)

         From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. These performance figures will be calculated in the following manner:

Average Annual Total Return

         Average annual total return is the average annual compound rate of return for the periods of one year and the life of the Fund, ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by finding the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)^1/n - 1
Where:

                   T        =       Average Annual Total Return
                   P        =       a hypothetical initial payment of $1,000
                   n        =       number of years
                   ERV      =       ending redeemable value: ERV is the value,
                                    at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

Cumulative Total Return

         Cumulative total return is the compound rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the cumulative rate of return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                 C = (ERV/P) -1
Where:

                   C        =       Cumulative Total Return
                   P        =       a hypothetical initial investment of $1,000
                   ERV      =       ending redeemable value: ERV is the value,
                                    at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

         The Fund's Cumulative Total Return for the period September 9, 1996 (commencement of operations) to August 31, 1997 was 45.20%. If the Adviser had not maintained certain Fund expenses cumulative total return would have been approximately 44.20%

Total Return

         Total return is the rate of return on an investment for a specified period of time calculated in the same manner as cumulative total return.

Comparison of Fund Performance

         A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of the Fund with performance quoted with respect to other investment companies or types of investments.

         In  connection  with   communicating  its  performance  to  current  or
prospective shareholders, the Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples include, but are not limited to the Dow Jones
Industrial Average, the Consumer Price Index, Standard & Poor's 500 Composite Stock Price Index (S&P 500), the Nasdaq OTC Composite Index, the Nasdaq Industrials Index, the Russell 2000 Index, and statistics published by the Small Business Administration.

         From time to time, in advertising and marketing literature, this Fund's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations such as, Investment Company Data, Inc. ("ICD"), Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, the Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk. For instance, a Scudder growth fund will be compared to funds in the growth fund category; a Scudder income fund will be compared to funds in the income fund category; and so on. Scudder funds (except for money market funds) may also be compared to funds with similar volatility, as measured statistically by independent organizations.

         From time to time, in marketing and other Fund literature, Trustees and officers of the Fund, the Fund's portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage the Fund. In addition, the amount of assets that the Adviser has under management in various geographical areas may be quoted in advertising and marketing materials.

         The Fund may be advertised as an investment choice in Scudder's college planning program. The description may contain illustrations of projected future college costs based on assumed rates of inflation and examples of hypothetical fund performance, calculated as described above.

         Statistical and other information, as provided by the Social Security Administration, may be used in marketing materials pertaining to retirement planning in order to estimate future payouts of social security benefits. Estimates may be used on demographic and economic data.

         Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Fund. The description may include a "risk/return spectrum" which compares the Fund to other Scudder funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Fund to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.

         Because bank products guarantee the principal value of an investment and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve the loss of principal. However, all long-term investments, including investments in bank products, may be subject to inflation risk, which is the risk of erosion of the value of an investment as prices increase over a long time period. The risks/returns associated with an investment in bond or equity funds depend upon many factors. For bond funds these factors include, but are not limited to, a fund's overall investment objective, the average portfolio maturity, credit quality of the securities held, and interest rate movements. For equity funds, factors include a fund's overall investment objective, the types of equity securities held and the financial position of the issuers of the securities. The risks/returns associated with an investment in international bond or equity funds also will depend upon currency exchange rate fluctuation.

         A risk/return spectrum generally will position the various investment categories in the following order: bank products, money market funds, bond funds and equity funds. Shorter-term bond funds generally are considered less risky and offer the potential for less return than longer-term bond funds. The same is true of domestic bond funds relative to international bond funds, and bond funds that purchase higher quality securities relative to bond funds that purchase lower quality securities. Growth and income equity funds are generally considered to be less risky and offer the potential for less return than growth funds. In addition, international equity funds usually are considered more risky than domestic equity funds but generally offer the potential for greater return.

         Risk/return spectrums also may depict funds that invest in both domestic and foreign securities or a combination of bond and equity securities.

         Evaluation of Fund performance or other relevant statistical information made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about this Fund. Sources for Fund performance information and articles about the Fund include the following:

American Association of Individual Investors' Journal, a monthly publication of the AAII that includes articles on investment analysis techniques.

Asian Wall Street Journal, a weekly Asian newspaper that often reviews U.S. mutual funds investing internationally.

Banxquote, an on-line source of national averages for leading money market and bank CD interest rates, published on a weekly basis by Masterfund, Inc. of Wilmington, Delaware.

Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

CDA Investment Technologies, Inc., an organization which provides performance and ranking information through examining the dollar results of hypothetical mutual fund investments and comparing these results against appropriate market indices.

Consumer Digest, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.

Financial Times, Europe's business newspaper, which features from time to time articles on international or country-specific funds.

Financial World, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.

Forbes, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

Fortune, a national business publication that periodically rates the performance of a variety of mutual funds.

The Frank Russell Company, a West-Coast investment management firm that periodically evaluates international stock markets and compares foreign equity market performance to U.S. stock market performance.

Global  Investor,   a  European   publication  that  periodically   reviews  the
performance of U.S. mutual funds investing internationally.

IBC Money Fund Report, a weekly publication of IBC Financial Data, Inc., reporting on the performance of the nation's money market funds, summarizing money market fund activity and including certain averages as performance benchmarks, specifically "IBC's Money Fund Average," and "IBC's Government Money Fund Average."

Ibbotson Associates, Inc., a company specializing in investment research and data.

Investment Company Data, Inc., an independent organization which provides performance ranking information for broad classes of mutual funds.

Investor's Business Daily, a daily newspaper that features financial, economic, and business news.

Kiplinger's Personal Finance Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities.

Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly publication of industry-wide mutual fund averages by type of fund.

Money, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

Morgan Stanley International, an integrated investment banking firm that compiles statistical information.

Mutual Fund Values,  a biweekly  Morningstar,  Inc.  publication  that  provides
ratings  of  mutual  funds  based  on  fund  performance,   risk  and  portfolio
characteristics.

The New York Times, a nationally distributed newspaper which regularly covers financial news.

The No-Load Fund Investor, a monthly newsletter, published by Sheldon Jacobs, that includes mutual fund performance data and recommendations for the mutual fund investor.

No-Load Fund*X, a monthly newsletter, published by DAL Investment Company, Inc., that reports on mutual fund performance, rates funds and discusses investment strategies for the mutual fund investor.

Personal Investing News, a monthly news publication that often reports on investment opportunities and market conditions.

Personal Investor, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

SmartMoney, a national personal finance magazine published monthly by Dow Jones and Company, Inc. and The Hearst Corporation. Focus is placed on ideas for investing, spending and saving.

Success, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

United Mutual Fund Selector, a semi-monthly investment newsletter, published by Babson United Investment Advisors, that includes mutual fund performance data and reviews of mutual fund portfolios and investment strategies.

USA Today, a leading national daily newspaper.

U.S. News and World Report, a national news weekly that periodically reports mutual fund performance data.

Value Line Mutual Fund Survey, an independent organization that provides biweekly performance and other information on mutual funds.

The Wall Street Journal, a Dow Jones and Company, Inc. newspaper which regularly covers financial news.

Wiesenberger Investment Companies Services, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records and price ranges.

Working Woman, a monthly publication that features a "Financial Workshop" section reporting on the mutual fund/financial industry.

Worth, a national publication issued 10 times per year by Capital Publishing Company, a subsidiary of Fidelity Investments. Focus is placed on personal financial journalism.

                            ORGANIZATION OF THE FUND

               (See "Fund organization" in the Fund's prospectus.)


The Fund is a series of Scudder Investment Trust, a Massachusetts business trust established under a Declaration of Trust dated September 20, 1984, as amended. The name of the Trust was changed, effective [April 16], 1998, from Scudder Classic Growth Fund. The Trust's authorized capital consists of an unlimited number of shares of beneficial interest, par value $0.01 per share. The Trust's shares are currently divided into four classes, the Scudder Shares, Kemper Classic Growth Fund Class A, B and C Shares.



         The Trustees have the authority to issue additional series of shares and to designate the relative rights and preferences as between the different series. Each share of the Fund has equal rights with each other share of the Fund as to voting, dividends and liquidation. All shares issued and outstanding will be fully paid and nonassessable by the Trust, and redeemable as described in this Statement of Additional Information and in the Fund's prospectus.

         The assets of the Trust received for the issue or sale of the shares of each series and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such series and constitute the underlying assets of such series. The underlying assets of each series are segregated on the books of account, and are to be charged with the liabilities in respect to such series and with a proportionate share of the general liabilities of the Trust. If a series were unable to meet its obligations, the assets of all other series may in some circumstances be available to creditors for that purpose, in which case the assets of such other series could be used to meet liabilities which are not otherwise properly chargeable to them. Expenses with respect to any two or more series are to be allocated in proportion to the asset value of the respective series except where allocations of direct expenses can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, have the power to determine which liabilities are allocable to a given series, or which are general or allocable to two or more series. In the event of the dissolution or liquidation of the Trust or any series, the holders of the shares of any series are entitled to receive as a class the underlying assets of such shares available for distribution to shareholders.

         Shares of the Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting that individual series. For example, a change in investment policy for a series would be voted upon only by shareholders of the series involved. Additionally, approval of the investment advisory agreement is a matter to be determined separately by each series.

         The Trustees, in their discretion, may authorize the division of shares of the Fund (or shares of a series) into different classes, permitting shares of different classes to be distributed by different methods. Although shareholders of different classes of a series would have an interest in the same portfolio of assets, shareholders of different classes may bear different expenses in connection with different methods of distribution.

         The Declaration of Trust provides that obligations of the Fund are not binding upon the Trustees individually but only upon the property of the Fund, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law and that the Fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Fund, except if it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Fund. Nothing in the Declaration of Trust, however, protects or indemnifies a Trustee or officer against any liability to which that person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of that person's office.

                               INVESTMENT ADVISER

     (See "Fund organization--Investment adviser" in the Fund's prospectus.)


     Scudder Kemper Investments, Inc., an investment counsel firm, acts as investment adviser to the Fund. Scudder, Stevens & Clark, Inc. ("Scudder"), the predecessor organization to the Adviser, is one of the most experienced investment management firms in the United States. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953, the Adviser introduced the Scudder
International Fund, the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The firm reorganized from a partnership to a corporation on June 28, 1985. As of June 30, 1996, the Adviser was responsible for managing more than $23 billion in U.S. equity securities, including over $6 billion in domestically-oriented growth mutual funds. On June 26, 1997, Scudder entered into an agreement with Zurich Insurance Company ("Zurich") pursuant to which Scudder and Zurich agreed to form an alliance. On November __, 1997, Zurich acquired a majority interest in Scudder, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of Scudder. Scudder's name has been changed to Scudder Kemper Investments, Inc.



         Founded  in  1872,  Zurich  is  a  multinational,   public  corporation
organized under the laws of Switzerland. Its home office is located at Mythenquai 2, 8002 Zurich, Switzerland. Historically, Zurich's earnings have resulted from its operations as an insurer as well as from its ownership of its subsidiaries and affiliated companies (the "Zurich Insurance Group"). Zurich and the Zurich Insurance Group provide an extensive range of insurance products and services and have branch offices and subsidiaries in more than 40 countries throughout the world.

         The principal source of the Adviser's income is professional fees received from providing continuous investment advice, and the firm derives no income from brokerage or underwriting of securities. Today, it provides investment counsel for many individuals and institutions, including insurance companies, colleges, industrial corporations, and financial and banking organizations. In addition, it manages Montgomery Street Income Securities, Inc., Scudder California Tax Free Trust, Scudder Cash Investment Trust, Scudder Equity Trust, Scudder Fund, Inc., Scudder Funds Trust, Scudder Global Fund, Inc., Scudder Global High Income Fund, Inc., Scudder GNMA Fund, Scudder Portfolio Trust, Scudder Institutional Fund, Inc., Scudder International Fund, Inc., Scudder Investment Trust, Scudder Municipal Trust, Scudder Mutual Funds, Inc., Scudder New Asia Fund, Inc., Scudder New Europe Fund, Inc., Scudder Pathway Series, Scudder Securities Trust, Scudder State Tax Free Trust, Scudder Tax Free Money Fund, Scudder Tax Free Trust, Scudder U.S. Treasury Money Fund, Scudder Variable Life Investment Fund, The Argentina Fund, Inc., The Brazil Fund, Inc., The Korea Fund, Inc., The Japan Fund, Inc., and Scudder Spain and Portugal Fund, Inc. Some of the foregoing companies or trusts have two or more series.

         The Adviser also provides investment advisory services to the mutual funds which comprise the AARP Investment Program from Scudder. The AARP Investment Program from Scudder has assets over $13 billion and includes the AARP Growth Trust, AARP Income Trust, AARP Tax Free Income Trust, AARP Managed Investment Portfolios Trust and AARP Cash Investment Funds.

         Pursuant to an Agreement between Scudder Kemper Investments, Inc. and AMA Solutions, Inc., a subsidiary of the American Medical Association (the "AMA"), dated May 9, 1997, Scudder has agreed, subject to applicable state regulations, to pay AMA Solutions, Inc. royalties in an amount equal to 5% of the management fee received by Scudder with respect to assets invested by AMA members in Scudder funds in connection with the AMA InvestmentLinkSM Program. Scudder will also pay AMA Solutions, Inc. a general monthly fee, currently in the amount of $833. The AMA and AMA Solutions, Inc. are not engaged in the business of providing investment advice and neither is registered as an investment adviser or broker/dealer under federal securities laws. Any person who participates in the AMA InvestmentLinkSM Program will be a customer of Scudder (or of a subsidiary thereof) and not the AMA or AMA Solutions, Inc. AMA InvestmentLinkSM is a service mark of AMA Solutions, Inc.

         The Adviser maintains a large research department, which conducts continuous studies of the factors that affect the position of various industries, companies and individual securities. The Adviser receives published reports and statistical compilations from issuers and other sources, as well as analyses from brokers and dealers who may execute portfolio transactions for the Adviser's clients. However, the Adviser regards this information and material as an adjunct to its own research activities. Scudder's international investment management team travels the world, researching hundreds of companies. In selecting the securities in which the Fund may invest, the conclusions and investment decisions of the Adviser with respect to the Fund are based primarily on the analyses of its own research department.

         Certain investments may be appropriate for the Fund and also for other clients advised by the Adviser. Investment decisions for the Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Adviser to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Fund. Purchase and sale orders for the Fund may be combined with those of other clients of the Adviser in the interest of achieving the most favorable net results to the Fund.

         The transaction between Scudder and Zurich resulted in the assignment of the Fund's investment management agreement with Scudder, that agreement automatically terminated at the consummation of the transaction. In anticipation of the transaction, however, a new investment management agreement between the Fund and the Adviser was approved by the Fund's Trustees on August 14, 1997. At the special meeting of the Fund's stockholders held on October 24, 1997, the stockholders also approved the new investment management agreement. The new investment management agreement (the "Agreement") became effective as of December 31, 1997 and will be in effect for an initial term ending on September 30, 1998. The Agreement is in all material respects on the same terms as the previous investment management agreement which it supersedes. The Agreement incorporates conforming changes which promote consistency among all of the funds advised by the Adviser and which permit ease of administration. The Agreement will continue in effect from year to year thereafter only if its continuance is approved annually by the vote of a majority of those Trustees who are not parties to the Agreement or interested persons of the Adviser or the Trust, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Trust's Trustees on behalf of the Fund or of a majority of the outstanding voting securities of the Fund. The Agreement may be terminated at any time without payment of penalty by either party on sixty days' written notice and automatically terminates in the event of its assignment.

         Under the Agreement, the Adviser regularly provides the Fund with continuing investment management for the Fund's portfolio consistent with the Fund's investment objective, policies and restrictions and determines what securities shall be purchased, held or sold and what portion of the Fund's assets shall be held uninvested, subject to the Trust's Declaration of Trust, By-Laws, the 1940 Act, the Code and to the Fund's investment objective, policies and restrictions, and subject, further, to such policies and instructions as the Board of Trustees of the Trust may from time to time establish. The Adviser also advises and assists the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of the Fund.

         Under the Agreement, the Adviser renders significant administrative services (not otherwise provided by third parties) necessary for the Fund's operations as an open-end investment company including, but not limited to, preparing reports and notices to the Trustees and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to the Fund (such as the Fund's transfer agent, pricing agents, Custodian, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of the Fund's federal, state and local tax returns; preparing and filing the Fund's federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of the Fund under applicable federal and state securities laws; maintaining the Fund's books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of the Fund; assisting in the resolution of accounting and legal issues; establishing and monitoring the Fund's operating budget; processing the payment of the Fund's bills; assisting the Fund in, and otherwise arranging for, the payment of distributions and dividends and otherwise assisting the Fund in the conduct of its business, subject to the direction and control of the Trustees.

         The Adviser pays the compensation and expenses of all Trustees, officers and executive employees (except expenses incurred attending Board and committee meetings outside New York, New York or Boston, Massachusetts) of the Trust affiliated with the Adviser and makes available, without expense to the Fund, the services of such Trustees, officers and employees of the Adviser as may duly be elected officers of the Trust, subject to their individual consent to serve and to any limitations imposed by law, and provides the Fund's office space and facilities.

         For these services, the Fund will pay the Adviser an annual fee equal to 0.70% of the Fund's average daily net assets, payable monthly, provided the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. The Adviser has agreed until April 15, 1998 to maintain the total annualized expenses of the Fund at no more than 1.25% of the average daily net assets of the Fund. For the fiscal period September 9, 1996 (commencement of operations) to August 31, 1997, the Adviser did not impose any portion of its management fee amounting to $164,645.

         Under the Agreement the Fund is responsible for all of its other expenses including: organizational costs, fees and expenses incurred in connection with membership in investment company organizations; fees and expenses of the Fund's accounting agent; brokers' commissions; legal, auditing and accounting expenses; taxes and governmental fees; the fees and expenses of the Transfer Agent; any other expenses of issue, sale, underwriting, distribution, redemption or repurchase of shares; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of the Fund who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to stockholders; and the fees and disbursements of custodians. The Fund may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of the Fund. The Fund is also responsible for its expenses of shareholders' meetings, the cost of responding to shareholders' inquiries, and its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees of the Fund with respect thereto.

         The Agreement identifies the Adviser as the exclusive licensee of the rights to use and sublicense the names "Scudder," "Scudder Kemper Investments, Inc." and "Scudder, Stevens and Clark, Inc." (together, the "Scudder Marks"). Under this license, the Trust, with respect to the Fund, has the non-exclusive right to use and sublicense the Scudder name and marks as part of its name, and to use the Scudder Marks in the Trust's investment products and services.

         In reviewing the terms of the Agreement and in discussions with the Adviser concerning such Agreement, the Trustees of the Trust who are not "interested persons" of the Adviser are represented by independent counsel at the Fund's expense.

         The Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under the Agreement.

         Officers and employees of the Adviser from time to time may have transactions with various banks, including the Fund's custodian bank. It is the Adviser's opinion that the terms and conditions of those transactions which have occurred were not influenced by existing or potential custodial or other Fund relationships.

         The Adviser may serve as adviser to other funds with investment objectives and policies similar to those of the Funds that may have different distribution arrangements or expenses, which may affect performance.

         None of the officers or Trustees of the Trust may have dealings with the Fund as principals in the purchase or sale of securities, except as individual subscribers to or holders of shares of the Fund.

Personal Investments by Employees of the Adviser

         Employees of the Adviser are permitted to make personal securities transactions, subject to requirements and restrictions set forth in the
Adviser's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Fund. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

                              TRUSTEES AND OFFICERS


                                                                                               Position with
                                                                                               Underwriter,
Name, Age                         Position                                                     Scudder Investor
and Address                       with Trust                 Principal Occupation**            Services, Inc.
-----------                       ----------                 ----------------------            --------------

Daniel Pierce (63)+*=             President and Trustee      Chairman of the Board and         Vice President, Director
                                                             Managing Director of Scudder      and Assistant Treasurer
                                                             Kemper Investments, Inc.

Henry P. Becton, Jr. (53)         Trustee                    President and General Manager,            --
125 Western Avenue                                           WGBH Educational Foundation
Allston, MA 02134

Dawn-Marie Driscoll (50)          Trustee                    Executive Fellow, Center for               --
4909 SW 9th Place                                            Business Ethics, Bentley
Cape Coral, FL  33914                                        College; President, Driscoll
                                                             Associates

                                       40

                                                                                               Position with
                                                                                               Underwriter,
Name, Age                         Position                                                     Scudder Investor
and Address                       with Trust                 Principal Occupation**            Services, Inc.
-----------                       ----------                 ----------------------            --------------

Peter B. Freeman (65)             Trustee                    Director, The A.H. Belo                    --
100 Alumni Avenue                                            Company; Trustee, Eastern
Providence, RI   02906                                       Utilities Associates (public
                                                             utility holding company);
                                                             Director, AMICA Life Insurance
                                                             Co.; Director, AMICA Insurance
                                                             Co.

George M. Lovejoy, Jr. (67)=      Trustee                    President and Director, Fifty             --
50 Congress Street                                           Associates (real estate
Suite 543                                                    investment trust)
Boston, MA  02109

Wesley W. Marple, Jr. (65)=       Trustee                    Professor of Business                     --
413 Hayden Hall                                              Administration, Northeastern
360 Huntington Ave.                                          University, College of Business
Boston, MA 02115                                             Administration

Kathryn L. Quirk (44)++*=         Trustee, Vice President    Managing Director of Scudder      Senior Vice President
                                  and Assistant Secretary    Kemper Investments, Inc.          and Director

Jean C. Tempel (54)               Trustee                    Managing Partner,                          --
Ten Post Office Square                                       Technology Equity Partners
Suite 1325
Boston, MA 02109

Bruce F. Beaty (38)++             Vice President             Principal of Scudder Kemper               --
                                                             Investments, Inc.

Philip S. Fortuna (39)@           Vice President             Managing Director of Scudder               --
                                                             Kemper Investments, Inc.

William F. Gadsden (42)++         Vice President             Managing Director of Scudder              --
                                                             Kemper Investments, Inc.

Jerard K. Hartman (64)++          Vice President             Managing Director of Scudder              --
                                                             Kemper Investments, Inc.

Robert T. Hoffman  (38)++         Vice President             Managing Director of Scudder              --
                                                             Kemper Investments, Inc.

Thomas W. Joseph (58)+            Vice President             Principal of Scudder Kemper       Vice President,
                                                             Investments, Inc.                 Director, Treasurer and
                                                                                               Assistant Clerk

Valerie F. Malter (39)++          Vice President             Principal of Scudder Kemper               --
                                                             Investments, Inc.



                                       41

                                                                                               Position with
                                                                                               Underwriter,
Name, Age                         Position                                                     Scudder Investor
and Address                       with Trust                 Principal Occupation**            Services, Inc.
-----------                       ----------                 ----------------------            --------------

Thomas F. McDonough (50)+         Vice President,            Principal of Scudder Kemper       Clerk
                                  Secretary and              Investments, Inc.
                                  Assistant Treasurer

Edward J. O'Connell (52)++        Vice President and         Principal of Scudder Kemper       Assistant Treasurer
                                  Assistant Treasurer        Investments, Inc.

Caroline Pearson (35)+            Assistant Secretary        Director Mutual Fund                      --
                                                             Administration, Scudder Kemper
                                                             Investments, Inc.


*        Mr.  Pierce and Ms. Quirk are  considered by the Fund and counsel to be persons who are  "interested  persons"
         of the Adviser or of the Fund, within the meaning of the Investment Company Act of 1940, as amended.
**       Unless  otherwise  stated,  all the  Trustees  and  officers  have been associated  with their  respective  companies for more than five years, but not necessarily in the same capacity.
=        Messrs.  Lovejoy,  Pierce Marple and Ms. Quirk are members of the Executive  Committee for  Investment  Trust, which has the power to declare  dividends from ordinary income and  distributions of realized capital gains to the same extent as the Board is so empowered.
+        Address:  Two International Place, Boston, Massachusetts
++       Address:  345 Park Avenue, New York, New York
@        Address:  101 California Street, Suite 4100, San Francisco, California

         The Trustees and officers of the Trust also serve in similar capacities with other Scudder Funds.


     To the knowledge of the Trust, as of November 30, 1997, all Trustees and officers of the Fund as a group owned beneficially (as that term is defined under Section 13(d) of the Securities Exchange Act of 1934) _______ shares, or _____ of the shares of the Fund outstanding on such date.

     Certain accounts for which the Adviser acts as investment adviser owned _________ shares in the aggregate, or _____ of the outstanding shares on November 30, 1997. The Adviser may be deemed to be the beneficial owner of such shares but disclaims any beneficial ownership in such shares.


         To the knowledge of the Trust, as of November 30, 1997, no person owned beneficially more than 5% of the Fund's outstanding shares, except as stated above.

                                  REMUNERATION

Responsibilities of the Board--Board and Committee Meetings

         The Board of Trustees of the Trust is responsible for the general oversight of the Fund's business. A majority of the Board's members are not affiliated with Scudder Kemper Investments, Inc. These "Independent Trustees" have primary responsibility for assuring that the Fund is managed in the best interests of its shareholders.

         The Board of Trustees meets at least quarterly to review the investment performance of each Fund of the Trust and other operational matters, including policies and procedures designated to assure compliance with various regulatory requirements. At least annually, the Independent Trustees review the fees paid to Scudder and its affiliates for investment advisory services and other administrative and shareholder services. In this regard, they evaluate, among other things, the quality and efficiency of the various other services provided, costs incurred by Scudder and its affiliates, and comparative information regarding fees and expenses of competitive funds. They are assisted in this process by the Fund's independent public accountants and by independent legal counsel selected by the Independent Trustees.

         All of the Independent Trustees serve on the Committee of Independent Trustees, which nominates Independent Trustees and considers other related matters, and the Audit Committee, which selects the Fund's independent public accountants and reviews accounting policies and controls. In addition, Independent Trustees from time to time have established and served on task forces and subcommittees focusing on particular matters such as investment, accounting and shareholder service issues.

Compensation of Officers and Trustees of the Fund

         The Independent Trustees receive the following compensation from the Funds of Scudder Investment Trust: an annual trustee's fee of $2,400 for a Fund in which assets do not exceed $100 million, $4,800 for assets which exceed $100 million, but not exceeding $1 billion, and $7,200 if assets exceed $1 billion; a fee of $150 for attendance at each board meeting, audit committee meeting, or other meeting held for the purposes of considering arrangements between the Trust for the Fund and Scudder or any affiliate of Scudder; $75 for any other committee meeting (although in some cases the Independent Trustees have waived committee meeting fees); and reimbursement of expenses incurred for travel to and from Board Meetings. No additional compensation is paid to any Independent Trustee for travel time to meetings, attendance at directors' educational seminars or conferences, service on industry or association committees, participation as speakers at directors' conferences, service on special trustee task forces or subcommittees or service as lead or liaison trustee. Independent Trustees do not receive any employee benefits such as pension, retirement or health insurance.

         The Independent Trustees also serve in the same capacity for other funds managed by Scudder. These funds differ broadly in type an complexity and in some cases have substantially different Trustee fee schedules. The following table shows the aggregate compensation received by each Independent Trustee during 1996 from the Trust and from all of Scudder funds as a group.

                                     Scudder
                 Name           Investment Trust*         All Scudder Funds
                 ----           -----------------         -----------------

    Henry P. Becton, Jr.            $ 17,800              $ 91,012 (16 funds)
    Trustee

    Dawn-Marie Driscoll**                  -              $103,000 (16 Funds)
    Trustee

    Peter B. Freeman**                     -              $131,734 (33 Funds)
    Trustee

    George M. Lovejoy, Jr.          $ 19,300              $124,512 (13 funds)
    Trustee

    Wesley W. Marple, Jr.           $ 19,300              $106,812 (16 funds)
    Trustee

    Jean C. Tempel                  $ 18,400              $102,895 (16 funds)
    Trustee

* In 1996, Scudder Investment Trust consisted of three funds: Scudder Growth and Income Fund, Scudder Large Company Growth Fund and Scudder Classic Growth Fund. Scudder Classic Growth Fund commenced operations on September 9, 1996. Scudder S&P 500 Index Fund commenced operations on August 29, 1997 and Scudder Real Estate Investment Fund is expected to be effective March 2, 1998.
**       Elected as Trustee to the Trust October 24, 1997.


                                   DISTRIBUTOR

         The Trust has an underwriting agreement with Scudder Investor Services, Inc. (the "Distributor"), a Massachusetts corporation, which is a subsidiary of the Adviser, a Delaware corporation. The Trust's underwriting agreement dated September 10, 1985 will remain in effect until September 30, 1998 and from year to year thereafter only if its continuance is approved annually by a majority of the members of the Board of Trustees who are not parties to such agreement or interested persons of any such party and either by vote of a majority of the Board of Trustees or a majority of the outstanding voting securities of the Fund. The underwriting agreement was last approved by the Trustees on August 14, 1997.

         Under the underwriting agreement, the Fund is responsible for: the payment of all fees and expenses in connection with the preparation and filing with the SEC of its registration statement and prospectus and any amendments and supplements thereto; the registration and qualification of shares for sale in the various states, including registering the Fund as a broker or dealer in various states, as required; the fees and expenses of preparing, printing and mailing prospectuses annually to existing shareholders (see below for expenses relating to prospectuses paid by the Distributor); notices, proxy statements, reports or other communications to shareholders of the Fund; the cost of printing and mailing confirmations of purchases of shares and any prospectuses accompanying such confirmations; any issuance taxes and/or any initial transfer taxes; a portion of shareholder toll-free telephone charges and expenses of shareholder service representatives; the cost of wiring funds for share purchases and redemptions (unless paid by the shareholder who initiates the transaction); the cost of printing and postage of business reply envelopes; and a portion of the cost of computer terminals used by both the Fund and the Distributor.

         The Distributor will pay for printing and distributing prospectuses or reports prepared for its use in connection with the offering of the Fund's shares to the public and preparing, printing and mailing any other literature or advertising in connection with the offering of shares of the Fund to the public. The Distributor will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws, a portion of the cost of toll-free telephone service and expenses of shareholder service representatives, a portion of the cost of computer terminals, and expenses of any activity which is primarily intended to result in the sale of shares issued by the Fund, unless a Rule 12b-1 Plan is in effect which provides that the Fund shall bear some or all of such expenses.

Note: Although the Fund does not currently have a 12b-1 Plan, and the Trustees have no current intention of adopting one, the Fund would also pay those fees and expenses permitted to be paid or assumed by the Fund pursuant to a 12b-1 Plan, if any, were adopted by the Fund, notwithstanding any other provision to the contrary in the underwriting agreement.

         As agent, the Distributor currently offers shares of the Fund on a continuous basis to investors in all states in which shares of the Fund may from time to time be registered or where permitted by applicable law. The underwriting agreement provides that the Distributor accepts orders for shares at net asset value as no sales commission or load is charged to the investor. The Distributor has made no firm commitment to acquire shares of the Fund.

                                      TAXES

      (See "Distribution and performance information--Dividends and capital gains distributions" and "Transaction information--Tax information,
              Tax identification number" in the Fund's prospectus.)

         The Fund has elected to be treated as a regulated investment company under Subchapter M of the Code, or a predecessor statute and has qualified as such since its inception. It intends to continue to qualify for such treatment. Such qualification does not involve governmental supervision or management of investment practices or policy.

         A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90 percent of its investment company taxable income (including net short-term capital gain) and generally is not subject to federal income tax to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Code.

         The Fund is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund's ordinary income for the calendar year, at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) realized during the one-year period ending October 31 during such year, and all ordinary income and capital gains for prior years that were not previously distributed.

         Investment company taxable income generally is made up of dividends, interest and net short-term capital gains in excess of net long-term capital losses, less expenses. Net realized capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the Fund.

         If any net realized long-term capital gains in excess of net realized short-term capital losses are retained by the Fund for reinvestment, requiring federal income taxes to be paid thereon by the Fund, the Fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains, will be able to claim a proportionate share of federal income taxes paid by the Fund on such gains as a credit against the shareholder's federal income tax liability, and will be entitled to increase the adjusted tax basis of the shareholder's Fund shares by the difference between the shareholder's pro rata share of such gains and the shareholder's tax credit. If the Fund makes such an election, it may not be treated as having met the excise tax distribution requirement.

         Distributions of investment company taxable income are taxable to shareholders as ordinary income.

         Dividends from domestic corporations are not expected to comprise a substantial part of the Fund's gross income. If any such dividends constitute a portion of the Fund's gross income, a portion of the income distributions of the Fund may be eligible for the 70% deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the shares of the Fund with respect to which the dividends are received are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held for less than 46 days during the 90-day period beginning 45 days before the shares become ex-dividend.

         Properly designated distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Fund have been held by such shareholders. Such distributions are not eligible for the dividends-received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.

         Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

         All distributions of investment company taxable income and net realized capital gain, whether received in shares or in cash, must be reported by each shareholder on his or her federal income tax return. Dividends declared in October, November or December with a record date in such a month will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares, including exchanges for shares of another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

         An individual may make a deductible IRA contribution of up to $2,000 or, if less, the amount of the individual's earned income for any taxable year only if (i) neither the individual nor his or her spouse (unless filing separate returns) is an active participant in an employer's retirement plan, or (ii) the individual (and his or her spouse, if applicable) has an adjusted gross income below a certain level ($40,050 for married individuals filing a joint return, with a phase-out of the deduction for adjusted gross income between $40,050 and $50,000; $25,050 for a single individual, with a phase-out for adjusted gross income between $25,050 and $35,000). However, an individual not permitted to make a deductible contribution to an IRA for any such taxable year may nonetheless make nondeductible contributions up to $2,000 to an IRA ($2,000 per individual for married couples if only one spouse has earned income) for that year. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Also, annual contributions may be made to a spousal IRA even if the spouse has earnings in a given year if the spouse elects to be treated as having no earnings (for IRA contribution purposes) for the year.

         Distributions by the Fund result in a reduction in the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

         The Fund intends to qualify for and may make the election permitted under Section 853 of the Code so that shareholders may (subject to limitations) be able to claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the Fund to foreign countries (which taxes relate primarily to investment income). The Fund may make an election under Section 853 of the Code, provided that more than 50% of the value of the total assets of the Fund at the close of the taxable year consists of securities in foreign corporations. The foreign tax credit available to shareholders is subject to certain limitations imposed by the Code.

         If the Fund does not make the election permitted under section 853 any foreign taxes paid or accrued will represent an expense to the Fund which will reduce its investment company taxable income. Absent this election, shareholders will not be able to claim either a credit or a deduction for their pro rata portion of such taxes paid by the Fund, nor will shareholders be required to treat as part of the amounts distributed to them their pro rata portion of such taxes paid.

         Equity options (including covered call options written on portfolio stock) and over-the-counter options on debt securities written or purchased by the Fund will be subject to tax under Section 1234 of the Code. In general, no loss will be recognized by the Fund upon payment of a premium in connection with the purchase of a put or call option. The character of any gain or loss recognized (i.e. long-term or short-term) will generally depend, in the case of a lapse or sale of the option, on the Fund's holding period for the option, and in the case of the exercise of a put option, on the Fund's holding period for the underlying property. The purchase of a put option may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of any property in the Fund's portfolio similar to the property underlying the put option. If the Fund writes an option, no gain is recognized upon its receipt of a premium. If the option lapses or is closed out, any gain or loss is treated as short-term capital gain or loss. If the option is exercised, the character of the gain or loss depends on the holding period of the underlying stock.

         Positions of the Fund which consist of at least one stock and at least one stock option or other position with respect to a related security which substantially diminishes the Fund's risk of loss with respect to such stock could be treated as a "straddle" which is governed by Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of stocks or securities and conversion of short-term capital losses into long-term capital losses. An exception to these straddle rules exists for certain "qualified covered call options" on stock written by the Fund.

         Many futures and forward contracts entered into by the Fund and listed nonequity options written or purchased by the Fund (including options on debt securities, options on futures contracts, options on securities indices and options on currencies), will be governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position generally will be treated as 60% long-term and 40% short-term capital gain or loss, and on the last trading day of the Fund's fiscal year, all outstanding Section 1256 positions will be marked to market (i.e., treated as if such positions were closed out at their closing price on such day), with any resulting gain or loss recognized as 60% long-term and 40% short-term capital gain or loss. Under Section 988 of the Code, discussed below, foreign currency gain or loss from foreign currency-related forward contracts, certain futures and options and similar financial instruments entered into or acquired by the Fund will be treated as ordinary income or loss.

         Subchapter M of the Code requires the Fund to realize less than 30% of its annual gross income from the sale or other disposition of stock, securities and certain options, futures and forward contracts held for less than three months. The Fund's options, futures and forward transactions may increase the amount of gains realized by the Fund that are subject to this 30% limitation. Accordingly, the amount of such transactions that the Fund may undertake may be limited.

         Positions of the Fund which consist of at least one position not governed by Section 1256 and at least one futures or forward contract or nonequity option or other position governed by Section 1256 which substantially diminishes the Fund's risk of loss with respect to such other position will be treated as a "mixed straddle." Although mixed straddles are subject to the straddle rules of Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of securities and conversion of short-term capital losses into long-term capital losses, certain tax elections exist for them which reduce or eliminate the operation of these rules. The Fund will monitor its transactions in options, foreign currency futures and forward contracts and may make certain tax elections in connection with these investments.

         Notwithstanding any of the foregoing, recent tax law changes may require the Fund to recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, offsetting material principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests including options, futures and forward contracts and short sales in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment of appreciated financial positions does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of the Fund's taxable year, if certain conditions are met.

         Similarly, if a Fund enters into a short sale of property that becomes substantially worthless, the Fund will be required to recognize gain at that time as though it had closed the short sale. Future regulations may apply similar treatment to other strategic transactions with respect to property that becomes substantially worthless.

         Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options, futures and forward contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

         If the Fund invests in stock of certain foreign investment companies, the Fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the Fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the Fund, other than the taxable year of the excess distribution or disposition, would be taxed to the Fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent distributed by the Fund as a dividend to its shareholders.

         The Fund may be able to make an election, in lieu of being taxable in the manner described above, to include annually in income its pro rata share of the ordinary earnings and net capital gain of the foreign investment company, regardless of whether it actually received any distributions from the foreign company. These amounts would be included in the Fund's investment company taxable income and net capital gain which, to the extent distributed by the Fund as ordinary or capital gain dividends, as the case may be, would not be taxable to the Fund. In order to make this election, the Fund would be required to obtain certain annual information from the foreign investment companies in which it invests, which in many cases may be difficult to obtain. The Fund may make an election with respect to those foreign investment companies which provide the Fund with the required information.

         If the Fund invests in certain high yield original issue discount obligations issued by corporations, a portion of the original issue discount accruing on the obligation may be eligible for the deduction for dividends received by corporations. In such event, dividends of investment company taxable income received from the Fund by its corporate shareholders, to the extent attributable to such portion of accrued original issue discount, may be eligible for this deduction for dividends received by corporations if so designated by the Fund in a written notice to shareholders.

         The Fund will be required to report to the Internal Revenue Service (the "IRS") all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the Fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

         Shareholders of the Fund may be subject to state and local taxes on distributions received from the Fund and on redemptions of the Fund's shares.

         The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.S. sources under the Code.

         Shareholders should consult their tax advisers about the application of the provisions of tax law described in this statement of additional information in light of their particular tax situations.

                             PORTFOLIO TRANSACTIONS

Brokerage Commissions

         To the maximum extent feasible, the Adviser places orders for portfolio transactions for the Fund through the Distributor which in turn places orders on behalf of the Fund with issuers, underwriters or other brokers and dealers. The Distributor receives no commissions, fees or other remuneration from the Fund for this service. Allocation of brokerage is supervised by the Adviser.

         The primary objective of the Adviser in placing orders for the purchase and sale of securities for the Fund's portfolio is to obtain the most favorable net results taking into account such factors as price, commission where applicable (negotiable in the case of U.S. national securities exchange transactions but which is generally fixed in the case of foreign exchange transactions) size of order, difficulty of execution and skill required of the executing broker/dealer. The Adviser seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by the Fund to reported commissions paid by others. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

         When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with brokers and dealers who supply market quotations to Scudder Fund Accounting Corporation for appraisal purposes, or who supply research, market and statistical information to the Funds. The term "research, market and statistical information" includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is not authorized when placing portfolio transactions for the Fund to pay a brokerage commission (to the extent applicable) in excess of that which another broker might have charged for executing the same transaction solely on account of the receipt of research, market or statistical information. The Adviser will not place orders with brokers or dealers on the basis that the broker or dealer has or has not sold shares of the Fund. Except for implementing the policy stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available otherwise.

         The Fund's purchases of securities which are traded in the over-the-counter market are generally placed by the Adviser with primary market makers for these securities on a net basis, without any brokerage commission being paid by the Fund. Such trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made which will include an underwriting fee paid to the underwriter.

         Although certain research, market and statistical information from brokers and dealers can be useful to the Fund and to the Adviser, it is the opinion of the Adviser that such information will only supplement the Adviser's own research effort since the information must still be analyzed, weighed, and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Fund, and not all such information will be used by the Adviser in connection with the Fund. Conversely, such information provided to the Adviser by brokers and dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to the Fund.

         In the fiscal period ended August 31, 1997, the Fund paid brokerage commissions of $31,968. For the fiscal period ended August 31, 1997, $14,199 (44.4% of the total brokerage commissions paid) resulted from orders placed, consistent with the policy of obtaining the most favorable net results, with brokers and dealers who provided supplementary research information to the Fund or the Adviser. The amount of such transactions aggregated $65,963,799 (19.3% of all transactions).

         The Trustees intend to review from time to time whether the recapture for the benefit of the Fund of some portion of the brokerage commissions or similar fees paid by the Fund on portfolio transactions is legally permissible and advisable.

Portfolio Turnover

         The portfolio turnover rates (defined by the SEC as the ratio of the lesser of sales or purchases to the monthly average value of such securities owned during the year, excluding all securities whose remaining maturities at the time of acquisition were one year or less) for the fiscal period ended August 31, 1997 was 27.4%.

                                 NET ASSET VALUE


         The net asset value of shares of the Fund is computed as of the close of regular trading on the Exchange on each day the Exchange is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Net asset value per share of each class of Classic Growth Fund is computed by dividing the value of the total assets attributable to a specific class, less all liabilities attributable to those shares, by the total number of outstanding shares of that class.


         An exchange-traded equity security is valued at its most recent sale price. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean"). Lacking a Calculated Mean, the security is valued at the most recent bid quotation. An equity security which is traded on the Nasdaq Stock Market ("Nasdaq") system is valued at its most recent sale price. Lacking any sales, the security is valued at the most recent bid quotation. The value of an equity security not quoted on the Nasdaq System, but traded in another over-the-counter market, is its most recent sale price. Lacking any sales, the security is valued at the Calculated Mean. Lacking a Calculated Mean, the security is valued at the most recent bid quotation.

         Debt securities, other than short-term securities, are valued at prices supplied by the Fund's pricing agent(s) which reflect broker/dealer supplied valuations and electronic data processing techniques. Short-term securities purchased with remaining maturities of sixty days or less shall be valued by the amortized cost method, which the Board believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide marketmaker. If it is not possible to value a particular debt security pursuant to the above methods, the Adviser may calculate the price of that debt security, subject to limitations established by the Board.

         An exchange traded options contract on securities, currencies, futures and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the options contract is valued at the Calculated Mean. Lacking any Calculated Mean, the options contract is valued at the most recent bid quotation in the case of a purchased options contract, or the most recent asked quotation in the case of a written options contract. An options contract on securities, currencies and other financial instruments traded over-the-counter is valued at the most recent bid quotation in the case of a purchased options contract and at the most recent asked quotation in the case of a written options contract. Futures contracts are valued at the most recent settlement price. Foreign currency exchange forward contracts are valued at the value of the underlying currency at the prevailing exchange rate.

         If a security is traded on more than one exchange, or upon one or more exchanges and in the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.

         If, in the opinion of the Fund's Valuation Committee, the value of a portfolio asset as determined in accordance with these procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other portfolio holdings owned by the Fund is determined in a manner which, in the discretion of the Valuation Committee most fairly reflects fair market value of the property on the valuation date.

         Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date.

                             ADDITIONAL INFORMATION

Experts

         The Financial Highlights of the Fund included in the Fund's prospectus, and the Financial Statements incorporated by reference in this Statement of Additional Information have been so included or incorporated by reference in reliance on the report of Coopers & Lybrand, L.L.P., One Post Office Square, Boston, Massachusetts 02109, independent accountants, and given on the authority of that firm as experts in accounting and auditing. Coopers & Lybrand L.L.P. is responsible for performing annual (semi annual) audits of the financial statements and financial highlights of the Fund in accordance with Generally Accepted Auditing Standards, and the preparation of Federal tax returns.

Other Information

         Many of the investment changes in the Fund will be made at prices different from those prevailing at the time they may be reflected in a regular report to shareholders of the Fund. These transactions will reflect investment decisions made by the Adviser in the light of its other portfolio holdings and tax considerations and should not be construed as recommendations for similar action by other investors.


     The CUSIP number of each class of Classic Growth Fund is: 811167 30 3 (Scudder Shares); ________ (Class A); ________ (Class B); ________ (Class C).


         The Fund has a fiscal year end of August 31.

         The firm of Dechert Price & Rhoads is counsel to the Fund.

         The Fund employs State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 as Custodian.

         Costs of $11,434 incurred by Scudder Classic Growth Fund in conjunction with its organization are amortized on a straight line basis over a five year period beginning September 9, 1996.

         Scudder Service Corporation ("Service Corporation"), P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer and dividend disbursing agent for the Fund. Service Corporation also serves as shareholder service agent and provides subaccounting and recordkeeping services for shareholder accounts in certain retirement and employee benefit plans. The Fund pays Service Corporation an annual fee for each account maintained for a participant. The fee incurred by the Fund for the fiscal period September 9, 1996 (commencement of operations) to August 31, 1997 amounted to $47,914 of which $37,902 was not imposed and $10,012 was unpaid at August 31, 1997.

         The Fund, or the Adviser (including any affiliate of the Adviser), or both, may pay unaffiliated third parties for providing recordkeeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of Fund shares whose interests are held in an omnibus account.

         Annual service fees are paid by the Fund to Scudder Trust Company, Two International Place, Boston, Massachusetts 02110-4103, an affiliate of the Adviser, for certain retirement plan accounts. For the period September 9, 1996 (commencement of operations) to August 31, 1997, STC aggregated $2,315, of which $1,831 was not imposed and $484 is unpaid at August 31, 1997.

         Scudder Fund Accounting Corporation, Two International Place, Boston, Massachusetts 02110-4103, a subsidiary of the Adviser, computes net asset values for the Fund. The Fund pays Scudder Fund Accounting

Corporation an annual fee equal to 0.065% of the first $150 million of average daily net assets, 0.04% of such assets in excess of $150 million and 0.02% of such assets in excess of $1 billion, plus holding and transaction charges for this service. For the period September 9, 1996 (commencement of operations) to August 31, 1997, SFAC aggregated $39,879, of which $31,546 was not imposed and $8,333 is unpaid at August 31, 1997.

         The Fund's prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which the Fund has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Fund and the securities offered hereby. This Registration Statement and its amendments are available for inspection by the public at the SEC in Washington, D.C.

                              FINANCIAL STATEMENTS


     The financial statements, including the investment portfolio, of Classic Growth Fund-Scudder Classic Growth Shares, together with the Report of Independent Accountants, Financial Highlights and notes to financial statements in the Annual Report to the Shareholders of the Fund dated August 31, 1997, are incorporated herein by reference, and are hereby deemed to be a part of this Statement of Additional Information.

                           KEMPER CLASSIC GROWTH FUND

                              CROSS-REFERENCE SHEET

                                                           Location in Statement of
                      Item Number                            Additional Information
                     of Form N-1A                           -------------------------

 10.         Cover Page                                  Cover Page
 11.         Table of Contents........................   Table of Contents
 12.         General Information and History..........   Inapplicable
 13.         Investment Objectives and Policies.......   Investment Restrictions; Investment Policies
                                                         and Techniques
 14.         Management of the Fund...................   Investment Manager and Underwriter;
                                                         Officers and Trustees
 15.         Control Persons and Principal Holders
             of Securities............................   Officers and Trustees
 16.         Investment Advisory and Other Services...   Investment Manager and Underwriter;
                                                         Officers and Trustees
 17.         Brokerage Allocation and Other
             Practices................................   Portfolio Transactions
 18.         Capital Stock and Other Securities.......   Dividends, Distributions and Taxes;
                                                         Shareholder Rights
 19.         Purchase, Redemption and Pricing of
             Securities Being Offered.................   Purchase and Redemption of Shares
 20.         Tax Status...............................   Dividends and Taxes
 21.         Underwriters.............................   Investment Manager and Underwriter
 22.         Calculation of Performance Data..........   Performance


                       STATEMENT OF ADDITIONAL INFORMATION
                                 April 16, 1998

                           KEMPER CLASSIC GROWTH FUND
               222 South Riverside Plaza, Chicago, Illinois 60606
                                 1-800-621-1048

This Statement of Additional Information is not a prospectus. It is the Statement of Additional Information for Kemper Classic Growth Fund Class A, B and C Shares (the "Shares" or "Kemper Shares") of Classic Growth Fund (the "Fund"), a diversified series of Scudder Investment Trust (the "Trust"), an open-end management investment company. It should be read in conjunction with the prospectus of the Fund dated April 16, 1998. The prospectus may be obtained without charge from the Fund.

                                 ---------------

                                TABLE OF CONTENTS

                                                          Page
                                                          ----
                    Investment Restrictions.............   ----

                    Investment Policies and Techniques..   ----

                    Dividends, Distributions and Taxes..   ----

                    Performance.........................   ----

                    Investment Manager and Underwriter..   ----

                    Portfolio Transactions..............   ----

                    Purchase and Redemption of Shares...   ----

                    Officers and Trustees...............   ----

                    Shareholder Rights..................   ---

Scudder Kemper Investments, Inc. (the "Adviser") serves as the Fund's investment manager.

KEUF-13 4/97                           (RECYCLED LOGO) printed on recycled paper

INVESTMENT RESTRICTIONS

      The Fund has adopted certain fundamental investment restrictions which cannot be changed without approval of a "majority" of its outstanding voting Shares. As defined in the Investment Company Act of 1940, as amended (the "1940 Act"), this means the lesser of (1) 67% of the Fund's Shares present at a meeting where more than 50% of the outstanding Shares are present in person or by proxy; or (2) more than 50% of the Fund's outstanding Shares.

      The Fund may not, as a fundamental policy:

      (1) borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

      (2) issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

      (3) concentrate its investments in a particular industry, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

      (4) engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

      (5) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

      (6) purchase physical commodities or contracts relating to physical commodities; or

      (7) make loans to other persons, except (i) loans of portfolio securities, and (ii) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's objective and policies may be deemed to be loans.

      If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation.

Other Investment Policies

      The Trustees of the Trust have voluntarily adopted certain policies and restrictions which are observed in the conduct of each Fund's affairs. These represent intentions of the Trustees based upon current circumstances. They differ from fundamental investment policies in that they may be changed or amended by action of the Trustees without requiring prior notice to or approval of shareholders.

      As a matter of nonfundamental policy, each Fund currently does not intend to:

      (a) make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions;

      (b) purchase or retain for the Fund the securities of any issuer if those officers and Trustees of the Trust, or partners and officers of its investment adviser, who individually own more than 1/2 of 1% of the outstanding securities of such issuer, together own more than 5% of such outstanding securities;

      (c) purchase from or sell to any of the officers and Trustees of the Trust, its investment adviser, its principal underwriter or the officers, directors, and partners of its investment adviser or principal underwriter, portfolio securities of the Fund;

      (d) invest more than 15% of the Fund's net assets in securities which are not readily marketable, the disposition of which is restricted under Federal securities laws, or in repurchase agreements not terminable within 7 days;

      (e) purchase securities of any issuer with a record of less than three years continuous operation, including predecessors, and equity securities of issuers that are not readily marketable, except obligations issued or guaranteed by the U.S. Government or its agencies if such purchase would cause the investments of the Fund in all such issuers to exceed 5% of the value of the total assets of the Fund;

      (f) invest its assets in securities of other open-end investment companies, but may invest in closed-end investment companies when such purchases are made in the open market where no commission or profit to a sponsor or dealer result from such purchase other than the customary broker's commission, if after such purchase (a) the Fund would own no more than 3% of the total outstanding voting stock of such investment company, (b) no more than 5% of the Fund's total assets would be invested in the securities of any single investment company, (c) no more than 10% of the Fund's total assets would be invested in the securities of investment companies in the aggregate, or (d) all the investment companies advised by the Adviser would own no more than 10% of the total outstanding voting stock of any closed-end company; provided that this restriction shall not preclude acquisition of investment company securities by dividend, exchange offer or reorganization. To the extent that the Fund invests in shares of other investment companies, additional fees and expenses may be deducted from such investments in addition to those incurred by the Fund;

      (g) purchase or sell real estate and real estate limited partnership interests, but this shall not prevent the Fund from investing in securities secured by real estate or interest therein;

      (h) purchase or sell commodities, commodities contracts or oil, gas or other mineral exploration or development programs or leases (although it may invest in issuers which own or invest in such interests);

      (i) buy options on securities or financial instruments unless the aggregate premiums paid on all such options held by a Fund at any time do not exceed 20% of that Fund's net assets; or sell put options on securities if, as a result, the aggregate value of the obligations underlying such put options would exceed 50% of a Fund's net assets;

      (j) enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to all futures contracts entered into on behalf of a Fund and the premiums paid for options on futures contracts does not exceed 5% of the fair market value of that Fund's total assets; provided, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

      (k) purchase warrants of any issuer if, as a result more than 2% of the value of the total assets of the Fund would be invested in warrants which are not listed on the New York Stock Exchange or the American Stock Exchange, or more than 5% of the value of the total assets of the Fund would be invested in warrants acquired by the Fund in units with or attached to debt securities; and

      (l) pledge, mortgage or hypothecate its assets, except as provided in subparagraph (j), above, and except that, to secure borrowings permitted by subparagraph (1) above, it may pledge an amount not exceeding 15% of the Fund's total assets taken at cost.

Master/feeder fund structure. At special meetings of shareholders, a majority of the shareholders of each Fund approved a proposal which gives the Funds' Board of Directors the discretion to retain the current distribution arrangement for a Fund while investing in a master fund in a master/feeder fund structure as described below.

      A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.

INVESTMENT POLICIES AND TECHNIQUES

GENERAL. The Fund's investment objectives are to seek long-term growth of capital and to keep the value of its shares more stable than other growth mutual funds. This diversified equity fund is designed for investors looking to grow their investment principal over time for retirement and other long-term needs. While current income is not a stated objective of the Fund, many of the Fund's securities may provide regular dividends, which are also expected to grow over time.

      While the Fund is broadly diversified and conservatively managed, with attention paid to stock valuation and risk, its share price will move up and down with changes in the general level of financial markets. Accordingly, shareholders should be comfortable with stock market risk and view the Fund as a long-term investment.

      Except as otherwise indicated, the Fund's investment objectives and policies are not fundamental and may be changed without a vote of shareholders. If there is a change in investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the Fund's objectives will be met.

      Under normal market conditions, the Fund invests primarily in a diversified portfolio of common stocks which the Fund's investment adviser, Scudder Kemper Investments, Inc. (the "Adviser"), believes offers above-average appreciation potential yet, as a portfolio, offers the potential for less share price volatility than other growth mutual funds.

      In seeking such investments, the Adviser focuses its investment in high quality, medium-to-large sized U.S. companies with leading competitive positions. Using in-depth fundamental company research along with proprietary financial quality, stock rating and risk measures, the Adviser looks for companies with strong and sustainable earnings growth, a proven ability to add value over time, and reasonable stock market valuations. These companies often have important business franchises, leading products, services or technologies, or dominant marketing and distribution systems.

      Scudder Classic Growth Fund's investment approach centers on identifying a group of stocks with both attractive return potential and moderate risk. In order to serve the Fund's dual objectives, the Fund's managers avoid "high-expectation" stocks--stocks with tremendous performance potential but whose prices can quickly tumble on earnings disappointments. Additionally, the portfolio managers select stocks with higher average market capitalizations and lower average price-earnings ratios than those held by the average growth fund. In general, a fund comprised of stocks with lower P/E ratios will exhibit less volatility over time. The portfolio managers will use portfolio construction techniques to reduce overall portfolio risk. Although individual securities may experience price volatility, the Fund will be managed for reduced share price fluctuation in comparison to other growth funds.

      The Fund allocates its investments among different industries and companies, and adjusts its portfolio securities based on long-term investment considerations as opposed to short-term trading. While the Fund emphasizes U.S. investments, it can commit a portion of assets to the equity securities of foreign growth companies that meet the criteria applicable to domestic investments.

      While the Fund invests primarily in common stocks, it can purchase other types of equity securities including securities convertible into common stocks, preferred stocks, rights and warrants. The Fund's policy is to remain substantially invested in these securities, which may be listed on national securities exchanges or, less commonly, trade over-the-counter. Also, the Fund may enter into repurchase agreements, reverse repurchase agreements and engage in strategic transactions. For temporary defensive purposes, the Fund may invest without limit in high quality money market securities, including U.S. Treasury bills, repurchase agreements, commercial paper, certificates of deposit issued by domestic and foreign branches of U.S. banks, bankers' acceptances, and other debt securities, such as U.S. Government obligations and corporate debt instruments when the Adviser deems such a position advisable in light of economic or market conditions. It is impossible to predict for how long such alternative strategies may be utilized. The Fund may invest up to 20% of its net assets in debt securities when the Adviser anticipates that the capital appreciation on debt securities is likely to equal or exceed the capital appreciation on common stocks over a selected time, such as during periods of unusually high interest rates. As interest rates fall, the prices of debt securities tend to rise. The Fund may also invest in money market securities in anticipation of meeting redemptions or paying Fund expenses. More information about investment techniques is provided under "Specialized investment techniques."

Debt Securities. When the Adviser believes that it is appropriate to do so in order to achieve the Fund's objective of long-term capital appreciation, the Fund may invest in debt securities including bonds of private issuers and supranational organizations. Portfolio debt investments will be selected on the basis of, among other things, credit quality, and the fundamental outlooks for currency, economic and interest rate trends, taking into account the ability to hedge a degree of currency or local bond price risk. The Fund may purchase "investment-grade" bonds, rated Aaa, Aa, A or Baa by Moody's Investor Services, Inc. ("Moody's") or AAA, AA, A or BBB by Standard & Poor's Corporation ("S&P") or, if unrated, judged to be of equivalent quality as determined by the Adviser.

Convertible Securities. The Fund may invest in convertible securities which are bonds, notes, debentures, preferred stocks, and other securities which are convertible into common stocks. Investments in convertible securities can provide income through interest and dividend payments and/or an opportunity for capital appreciation by virtue of their conversion or exchange features.

      The convertible securities in which the Fund may invest may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions, or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stocks changes, and, therefore, also tends to follow movements in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

      As fixed income securities, convertible securities are investments which provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks. Of course, like all fixed income securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

      Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities.

      Convertible securities may be issued as fixed income obligations that pay current income or as zero coupon notes and bonds, including Liquid Yield Option Notes (LYONs). Zero coupon securities pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the purchase price and their value at maturity. Zero coupon convertible securities offer the opportunity for capital appreciation as increases (or decreases) in market value of such securities closely follow the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks as they usually are issued with shorter maturities (15 years or less) and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

Repurchase Agreements. The Fund may enter into repurchase agreements with member banks of the Federal Reserve System, any foreign bank or with any domestic or foreign broker-dealer which is recognized as a reporting government securities dealer if the creditworthiness of the bank or broker-dealer has been determined by the Adviser to be at least as high as that of other obligations the Fund may purchase.

      A repurchase agreement provides a means for the Fund to earn income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., the Fund) acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and the value of such securities kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price upon repurchase. In either case, the income to the Fund is unrelated to the interest rate on the Obligation itself. Obligations will be held by the Custodian or in the Federal Reserve Book Entry system.

      For purposes of the 1940 Act a repurchase agreement is deemed to be a loan from the Fund to the seller of the Obligation subject to the repurchase agreement and is therefore subject to the Fund's investment restriction applicable to loans. It is not clear whether a court would consider the Obligation purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and the Fund has not perfected a security interest in the Obligation, the Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case the Fund may incur a loss if the proceeds to the Fund of the sale to a third party are less than the repurchase price. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities. A repurchase agreement with foreign banks may be available with respect to government securities of the particular foreign jurisdiction, and such repurchase agreements involve risks similar to repurchase agreements with U.S. entities.

Reverse Repurchase Agreements. The Fund may enter into "reverse repurchase agreements," which are repurchase agreements in which the Fund, as the seller of the securities, agrees to repurchase them at an agreed time and price. The Fund will maintain a segregated account, as described under "Use of Segregated and Other Special Accounts" in connection with outstanding reverse repurchase agreements. Reverse repurchase agreements are deemed to be borrowings subject to the Fund's investment restrictions applicable to that activity. The Fund will enter into a reverse repurchase agreement only when the Adviser believes that the interest income to be earned from the investment of the proceeds of the transaction will be greater than the interest expense of the transaction.

Investing in Foreign Securities. The Fund may invest up to 25% of the Fund's assets in listed and unlisted foreign securities. Investors should recognize that investing in foreign securities involves certain special considerations, including those set forth below, which are not typically associated with investing in United States securities and which may favorably or unfavorably affect the Fund's performance. As foreign companies are not generally subject to uniform accounting and auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. Many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange (the "Exchange"), and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign markets are less than the volume and liquidity in the United States and at times, volatility of price can be greater than in the United States. Further, foreign markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems either could result in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Payment for securities without delivery may be required in certain foreign markets. Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. Further, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. It may be more difficult for the Fund's agents to keep currently informed about corporate actions such as stock dividends or other matters which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of withholding or confiscatory taxes, political, social, or economic instability, or diplomatic developments which could affect United States investments in those countries. Investments in foreign securities may also entail certain risks, such as possible currency blockages or transfer restrictions, and the difficulty of enforcing rights in other countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

      These considerations generally are more of a concern in developing countries. For example, the possibility of revolution and the dependence on foreign economic assistance may be greater in these countries than in developed countries. The management of the Fund seeks to mitigate the risks associated with these considerations through diversification and active professional management. Although investments in companies domiciled in developing countries may be subject to potentially greater risks than investments in developed countries, the Fund will not invest in any securities of issuers located in developing countries if the securities, in the judgment of the Adviser, are speculative.

Foreign Currencies. The Fund may invest in foreign securities. Because investments in foreign securities usually will involve currencies of foreign countries, and because the Fund may hold foreign currencies and forward contracts, futures contracts and options on futures contracts on foreign currencies, the value of the assets of the Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward or futures contracts to purchase or sell foreign currencies.

Depositary Receipts. The Fund may invest indirectly in securities of emerging country issuers through sponsored or unsponsored American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), International Depositary Receipts ("IDRs") and other types of Depositary Receipts (which, together with ADRs, GDRs and IDRs are hereinafter referred to as "Depositary Receipts"). Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock of unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the Depositary Receipts. ADRs are Depositary Receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs, IDRs and other types of Depositary Receipts are typically issued by foreign banks or trust companies, although they also may be issued by United States banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the United States securities markets and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. For purposes of the Fund's investment policies, the Fund's investments in ADRs, GDRs and other types of Depositary Receipts will be deemed to be investments in the underlying securities. Depositary Receipts other than those denominated in U.S. dollars will be subject to foreign currency exchange rate risk. Certain Depositary Receipts may not be listed on an exchange and therefore may be illiquid securities.

Borrowing. As a matter of fundamental policy, the Fund will not borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. While the Trustees do not currently intend to borrow for investment leverage purposes, if such a strategy were implemented in the future it would increase the Fund's volatility and the risk of loss in a declining market. Borrowing by the Fund will involve special risk considerations. Although the principal of the Fund's borrowings will be fixed, the Fund's assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk.

Strategic Transactions and Derivatives. The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of the fixed-income securities in the Fund's portfolio, or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

      In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the fixed-income securities in the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes.

      Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

      A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, the Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

      With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

      The Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

      The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

      OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. The Fund expects generally to enter into OTC options that have cash settlement provisions, although they are not required to do so.

      Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Fund will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization ("NRSRO") or are determined to be of equivalent credit quality by the Adviser. The staff of the Securities and Exchange Commission (the "SEC") currently takes the position that OTC options purchased by the Fund, and portfolio securities "covering" the amount of the Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the Fund's limitation on investing its assets in illiquid securities. The Fund can invest no more than 15% of its net assets in illiquid securities.

      If the Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income. The sale of put options can also provide income.

      The Fund may purchase and sell call options on securities including U.S. Treasury and agency securities, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices, currencies and futures contracts. All calls sold by the Fund must be "covered" (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold.

      The Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities), and on securities indices and futures contracts other than futures on individual corporate debt and individual equity securities. The Fund may also purchase and sell put options in foreign sovereign debt, Eurodollar instruments and currencies. The Fund will not sell put options if, as a result, more than 50% of the Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures. The Fund may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate or equity market changes, for duration management and for risk management purposes. In addition, the Fund may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated currency market changes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price

(or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

      The Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

      The Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Options on Securities Indices and Other Financial Indices. The Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Currency Transactions. The Fund may engage in currency transactions with Counterparties in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. The Fund may enter into currency transactions with Counterparties which have received (or the guarantors of the obligations which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or (except for OTC currency options) are determined to be of equivalent credit quality by the Adviser.

      The Fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

      The Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

      The Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

      To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, in exchange for U.S. dollars. The amount of the commitment or option would not exceed the value of the Fund's securities denominated in correlated currencies. For example, if the Adviser considers that the Austrian schilling is correlated to the German deutschemark (the "D-mark"), the Fund holds securities denominated in schillings and the Adviser believes that the value of schillings will decline against the U.S. dollar, the Adviser may enter into a commitment or option to sell D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging. If the Fund enters into a currency hedging transaction, the Fund will comply with the asset segregation requirements described below.

Risks of Currency Transactions. The Fund is subject to currency transactions risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

Combined Transactions. The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which the Fund may enter are interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where they do not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

      The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Adviser and the Fund believe such obligations do not constitute senior securities under the Investment Company Act of 1940 (the "1940 Act") and, accordingly, will not treat them as being subject to its borrowing restrictions. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from a NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Eurodollar Instruments. The Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Risks of Strategic Transactions Outside the U.S. When conducted outside the U.S., Strategic Transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.

Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that the Fund segregate cash or liquid assets with its custodian, State Street Bank and Trust Company (the "Custodian") to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or liquid securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate cash or liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund requires the Fund to segregate cash or liquid assets equal to the exercise price.

      Except when the Fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates the Fund to buy or sell currency will generally require the Fund to hold an amount of that currency or liquid securities denominated in that currency equal to the Fund's obligations or to segregate cash or liquid assets equal to the amount of the Fund's obligation.

      OTC options entered into by the Fund, including those on securities, currency, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when the Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by the Fund other than those above generally settle with physical delivery, and the Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

      In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

      With respect to swaps, the Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid high grade securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.

      Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.

      The Fund's activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company. (See "TAXES.")

Illiquid and Restricted Securities. The Fund may occasionally purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities" or "not readily marketable," i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933 or the availability of an exemption from registration (such as Rules 144 or 144A) or because they are subject to other legal or contractual delays in or restrictions on resale.

      Generally speaking, restricted securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act of 1933. The Fund may be deemed to be an "underwriter" for purposes of the Securities Act of 1933 when selling restricted securities to the public, and in such event the Fund may be liable to purchasers of such securities if such sale is made in violation of the 1933 Act or if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading.

Lending of Portfolio Securities. The Fund may seek to increase its return by lending portfolio securities. Under present regulatory policies, including those of the Board of Governors of the Federal Reserve System and the SEC, such loans may be made to member firms of the Exchange, and would be required to be secured continuously by collateral in cash, U.S. Government securities or other high grade debt obligations maintained on a current basis at an amount at least equal to the market value and accrued interest of the securities loaned. The Fund would have the right to call a loan and obtain the securities loaned on no more than five days' notice. During the existence of a loan, the Fund would continue to receive the equivalent of the interest paid by the issuer on the securities loaned and would also receive compensation based on investment of the collateral. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration which can be earned currently from securities loans of this type justifies the attendant risk. If the Fund determines to make securities loans, the value of the securities loaned will not exceed 30% of the value of the Fund's total assets at the time any loan is made.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS. The Fund intends to follow the practice of distributing all of its investment company taxable income, which includes any excess of net realized short-term capital gains over net realized long-term capital losses. The Fund may follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, the Fund may retain all or part of such gain for reinvestment after paying the related federal income taxes for which the shareholders may then be asked to claim a credit against their federal income tax liability. (See "TAXES.")

If the Fund does not distribute an amount of capital gain and/or ordinary income required to be distributed by an excise tax provision of the Code, it may be subject to such tax. (See "TAXES.") In certain circumstances, the Fund may determine that it is in the interest of shareholders to distribute less than such an amount.

Earnings and profits distributed to shareholders on redemptions of Fund shares may be utilized by the Fund, to the extent permissible, as part of the Fund's dividend paid deduction on its federal tax return.

The Trust intends to distribute the Fund's investment company taxable income and any net realized capital gains in November or December to avoid federal excise tax, although an additional distribution may be made if necessary. Both types of distributions will be made in shares of the Fund and confirmations will be mailed to each shareholder unless a shareholder has elected to receive cash, in which case a check will be sent. Distributions of investment company taxable income and net realized capital gains are taxable (See "TAXES"), whether made in shares or cash.

Each distribution is accompanied by a brief explanation of the form and character of the distribution. The characterization of distributions on such correspondence may differ from the characterization for federal tax purposes. In January of each year the Fund issues to each shareholder a statement of the federal income tax status of all distributions in the prior calendar year.

The level of income dividends per share (as a percentage of net asset value) will be lower for Class B and Class C Shares than for Class A Shares primarily as a result of the distribution services fee applicable to Class B and Class C Shares. Distributions of capital gains, if any, will be paid in the same amount for each class.

Dividends will be reinvested in Shares of the same class of the Fund unless shareholders indicate in writing that they wish to receive them in cash or in Shares of other Kemper Funds as provided in the prospectus.

TAXES. The Fund has elected to be treated as a regulated investment company under Subchapter M of the Code, or a predecessor statute and has qualified as such since its inception. It intends to continue to qualify for such treatment. Such qualification does not involve governmental supervision or management of investment practices or policy.

      A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90 percent of its investment company taxable income (including net short-term capital gain) and generally is not subject to federal income tax to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Code.

      The Fund is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund's ordinary income for the calendar year, at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) realized during the one-year period ending October 31 during such year, and all ordinary income and capital gains for prior years that were not previously distributed.

      Investment company taxable income generally is made up of dividends, interest and net short-term capital gains in excess of net long-term capital losses, less expenses. Net realized capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the Fund.

      If any net realized long-term capital gains in excess of net realized short-term capital losses are retained by the Fund for reinvestment, requiring federal income taxes to be paid thereon by the Fund, the Fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains, will be able to claim a proportionate share of federal income taxes paid by the Fund on such gains as a credit against the shareholder's federal income tax liability, and will be entitled to increase the adjusted tax basis of the shareholder's Fund shares by the difference between the shareholder's pro rata share of such gains and the shareholder's tax credit. If the Fund makes such an election, it may not be treated as having met the excise tax distribution requirement.

      Distributions of investment company taxable income are taxable to shareholders as ordinary income.

      Dividends from domestic corporations are not expected to comprise a substantial part of the Fund's gross income. If any such dividends constitute a portion of the Fund's gross income, a portion of the income distributions of the Fund may be eligible for the 70% deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the shares of the Fund with respect to which the dividends are received are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held for less than 46 days during the 90-day period beginning 45 days before the shares become ex-dividend.

      Properly designated distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Fund have been held by such shareholders. Such distributions are not eligible for the dividends-received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.

      Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

      All distributions of investment company taxable income and net realized capital gain, whether received in shares or in cash, must be reported by each shareholder on his or her federal income tax return. Dividends declared in October, November or December with a record date in such a month will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares, including exchanges for shares of another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

      An individual may make a deductible IRA contribution of up to $2,000 or, if less, the amount of the individual's earned income for any taxable year only if (i) neither the individual nor his or her spouse (unless filing separate returns) is an active participant in an employer's retirement plan, or (ii) the individual (and his or her spouse, if applicable) has an adjusted gross income below a certain level ($40,050 for married individuals filing a joint return, with a phase-out of the deduction for adjusted gross income between $40,050 and $50,000; $25,050 for a single individual, with a phase-out for adjusted gross income between $25,050 and $35,000). However, an individual not permitted to make a deductible contribution to an IRA for any such taxable year may nonetheless make nondeductible contributions up to $2,000 to an IRA ($2,000 per individual for married couples if only one spouse has earned income) for that year. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Also, annual contributions may be made to a spousal IRA even if the spouse has earnings in a given year if the spouse elects to be treated as having no earnings (for IRA contribution purposes) for the year.

      Distributions by the Fund result in a reduction in the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

      The Fund intends to qualify for and may make the election permitted under
Section 853 of the Code so that shareholders may (subject to limitations) be able to claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the Fund to foreign countries (which taxes relate primarily to investment income). The Fund may make an election under Section 853 of the Code, provided that more than 50% of the value of the total assets of the Fund at the close of the taxable year consists of securities in foreign corporations. The foreign tax credit available to shareholders is subject to certain limitations imposed by the Code.

      If the Fund does not make the election permitted under section 853 any foreign taxes paid or accrued will represent an expense to the Fund which will reduce its investment company taxable income. Absent this election, shareholders will not be able to claim either a credit or a deduction for their pro rata portion of such taxes paid by the Fund, nor will shareholders be required to treat as part of the amounts distributed to them their pro rata portion of such taxes paid.

      Equity options (including covered call options written on portfolio stock) and over-the-counter options on debt securities written or purchased by the Fund will be subject to tax under Section 1234 of the Code. In general, no loss will be recognized by the Fund upon payment of a premium in connection with the purchase of a put or call option. The character of any gain or loss recognized (i.e. long-term or short-term) will generally depend, in the case of a lapse or sale of the option, on the Fund's holding period for the option, and in the case of the exercise of a put option, on the Fund's holding period for the underlying property. The purchase of a put option may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of any property in the Fund's portfolio similar to the property underlying the put option. If the Fund writes an option, no gain is recognized upon its receipt of a premium. If the option lapses or is closed out, any gain or loss is treated as short-term capital gain or loss. If the option is exercised, the character of the gain or loss depends on the holding period of the underlying stock.

      Positions of the Fund which consist of at least one stock and at least one stock option or other position with respect to a related security which substantially diminishes the Fund's risk of loss with respect to such stock could be treated as a "straddle" which is governed by Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of stocks or securities and conversion of short-term capital losses into long-term capital losses. An exception to these straddle rules exists for certain "qualified covered call options" on stock written by the Fund.

      Many futures and forward contracts entered into by the Fund and listed nonequity options written or purchased by the Fund (including options on debt securities, options on futures contracts, options on securities indices and options on currencies), will be governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position generally will be treated as 60% long-term and 40% short-term capital gain or loss, and on the last trading day of the Fund's fiscal year, all outstanding Section 1256 positions will be marked to market (i.e., treated as if such positions were closed out at their closing price on such day), with any resulting gain or loss recognized as 60% long-term and 40% short-term capital gain or loss. Under Section 988 of the Code, discussed below, foreign currency gain or loss from foreign currency-related forward contracts, certain futures and options and similar financial instruments entered into or acquired by the Fund will be treated as ordinary income or loss.

      Subchapter M of the Code requires the Fund to realize less than 30% of its annual gross income from the sale or other disposition of stock, securities and certain options, futures and forward contracts held for less than three months. The Fund's options, futures and forward transactions may increase the amount of gains realized by the Fund that are subject to this 30% limitation. Accordingly, the amount of such transactions that the Fund may undertake may be limited.

      Positions of the Fund which consist of at least one position not governed by Section 1256 and at least one futures or forward contract or nonequity option or other position governed by Section 1256 which substantially diminishes the Fund's risk of loss with respect to such other position will be treated as a "mixed straddle." Although mixed straddles are subject to the straddle rules of
Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of securities and conversion of short-term capital losses into long-term capital losses, certain tax elections exist for them which reduce or eliminate the operation of these rules. The Fund will monitor its transactions in options, foreign currency futures and forward contracts and may make certain tax elections in connection with these investments.

      Notwithstanding any of the foregoing, recent tax law changes may require the Fund to recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, offsetting material principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests including options, futures and forward contracts and short sales in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment of appreciated financial positions does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of the Fund's taxable year, if certain conditions are met.

      Similarly, if a Fund enters into a short sale of property that becomes substantially worthless, the Fund will be required to recognize gain at that time as though it had closed the short sale. Future regulations may apply similar treatment to other strategic transactions with respect to property that becomes substantially worthless.

      Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options, futures and forward contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

      If the Fund invests in stock of certain foreign investment companies, the Fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the Fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the Fund, other than the taxable year of the excess distribution or disposition, would be taxed to the Fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent distributed by the Fund as a dividend to its shareholders.

      The Fund may be able to make an election, in lieu of being taxable in the manner described above, to include annually in income its pro rata share of the ordinary earnings and net capital gain of the foreign investment company, regardless of whether it actually received any distributions from the foreign company. These amounts would be included in the Fund's investment company taxable income and net capital gain which, to the extent distributed by the Fund as ordinary or capital gain dividends, as the case may be, would not be taxable to the Fund. In order to make this election, the Fund would be required to obtain certain annual information from the foreign investment companies in which it invests, which in many cases may be difficult to obtain. The Fund may make an election with respect to those foreign investment companies which provide the Fund with the required information.

      If the Fund invests in certain high yield original issue discount obligations issued by corporations, a portion of the original issue discount accruing on the obligation may be eligible for the deduction for dividends received by corporations. In such event, dividends of investment company taxable income received from the Fund by its corporate shareholders, to the extent attributable to such portion of accrued original issue discount, may be eligible for this deduction for dividends received by corporations if so designated by the Fund in a written notice to shareholders.

      The Fund will be required to report to the Internal Revenue Service (the "IRS") all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the Fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

      Shareholders of the Fund may be subject to state and local taxes on distributions received from the Fund and on redemptions of the Fund's shares.

      The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.S. sources under the Code.

      Shareholders should consult their tax advisers about the application of the provisions of tax law described in this statement of additional information in light of their particular tax situations.

PERFORMANCE

(TO BE UPDATED)

      As described in the Prospectus, the Fund's historical performance or return for a class of Shares may be shown in the form of "average annual total return" and "total return" figures. These measures of performance are described below. Performance information will be computed separately for each class. The Adviser has agreed to a reduction of its management fee for the Fund to the extent specified in the prospectus. See "Investment Manager and Underwriter." This fee reduction will improve the performance results of the Fund.

      Average annual total return and total return measure both the net investment income generated by, and the effect of any realized or unrealized appreciation or depreciation of, the underlying investments in the Fund's portfolio. The Fund's average annual total return quotation is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. The average annual total return for each class of the Fund for a specific period is found by first taking a hypothetical $1,000 investment ("initial investment") in the class' Shares on the first day of the period, adjusting to deduct the maximum sales charge (in the case of Class A Shares), and computing the "redeemable value" of that investment at the end of the period. Average annual return quotations will be determined to the nearest 1/100th of 1%. The redeemable value in the case of Class B Shares or Class C Shares include the effect of the applicable contingent deferred sales charge that may be imposed at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. Average annual return calculated in accordance with this formula does not take into account any required payments for federal of state income taxes. Such quotations for Class B Shares for periods over six years will reflect conversion of such Shares to Class A Shares at the end of the sixth year. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Average annual total return may also be calculated in a manner not consistent with the standard formula described above, without deducting the maximum sales charge or contingent deferred sales charge.

      Calculation of the Fund's total return is not subject to a standardized formula, except when calculated for the Fund's "Financial Highlights" table in the Fund's financial statements and prospectus. Total return performance for a specific period is calculated by first taking a hypothetical investment ("initial investment") in the shares of a class of the Fund 'shares on the first day of the period, either adjusting or not adjusting to deduct the maximum sales charge (in the case of Class A Shares), and computing the "ending value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The ending value in the case of Class B Shares or Class C Shares may or may not include the effect of the applicable contingent deferred sales charge that may be imposed at the end of the period. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value per share on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period. Total return calculations that do not include the effect of the sales charge for Class A Shares or the contingent deferred sales charge for Class B and Class C Shares would be reduced if such charges were included.

      The Fund's performance figures are based upon historical results and are not necessarily representative of future performance. The Fund's Class A Shares are sold at net asset value plus a maximum sales charge of 5.75% of the offering price. Class B and Class C Shares are sold at net asset value. Redemption of Class B Shares may be subject to a contingent deferred sales charge that is 4% in the first year following the purchase, declines by a specified percentage each year thereafter and becomes zero after six years. Redemption of Class C Shares may be subject to a 1% contingent deferred sales charge in the first year following the purchase. Returns and net asset value will fluctuate. Factors affecting the Fund's performance include general market conditions, operating expenses and investment management. Any additional fees charged by a dealer or other financial services firm would reduce returns described in this section. Shares of the Fund are redeemable at the then current net asset value, which may be more or less than original cost.

      There are differences and similarities between the investments which a Fund may purchase and the investments measured by the indices which are described herein. The Consumer Price Index is generally considered to be a measure of inflation. The Dow Jones Industrial Average and the Standard & Poor's 500 Stock Index are indices of common stocks which are considered to be generally representative of the U.S. stock market. The Financial Times/Standard & Poor's Actuaries World Index-Europe(TM) is a managed index that is generally representative of the equity securities of European markets. The foregoing indices are unmanaged. The net asset value and returns of a Fund will fluctuate.

      Investors may want to compare the performance of the Fund to certificates of deposit issued by banks and other depository institutions. Certificates of deposit may offer fixed or variable interest rates and principal is guaranteed and may be insured. Withdrawal of deposits prior to maturity will normally be subject to a penalty. Rates offered by banks and other depository institutions are subject to change at any time specified by the issuing institution. Information regarding bank products may be based upon, among other things, the BANK RATE MONITOR National Index(TM) for certificates of deposit, which is an unmanaged index and is based on stated rates and the annual effective yields of certificates of deposit in the ten largest banking markets in the United States, or the CDA Investment Technologies, Inc. Certificate of Deposit Index, which is an unmanaged index based on the average monthly yields of certificates of deposit.

      Investors also may want to compare the performance of the Fund to that of U.S. Treasury bills, notes or bonds. Treasury obligations are issued in selected denominations. Rates of Treasury obligations are fixed at the time of issuance and payment of principal and interest is backed by the full faith and credit of the U.S. Treasury. The market value of such instruments will generally fluctuate inversely with interest rates prior to maturity and will equal par value at maturity. Information regarding the performance of Treasury obligations may be based upon, among other things, the Towers Data Systems U.S. Treasury Bill index, which is an unmanaged index based on the average monthly yield of treasury bills maturing in six months. Due to their short maturities, Treasury bills generally experience very low market value volatility.

      Investors may want to compare the performance of the Fund to that of money market funds. Money market funds seek to maintain a stable net asset value and yield fluctuates. Information regarding the performance of money market funds may be based upon, among other things, IBC/Donoghue's Money Fund Averages(R) (All Taxable). As reported by IBC/Donoghue's, all investment results represent total return (annualized results for the period net of management fees and expenses) and one year investment results are effective annual yields assuming reinvestment of dividends.

INVESTMENT MANAGER AND UNDERWRITER

INVESTMENT MANAGER. Scudder Kemper Investments, Inc., an investment counsel firm, acts as investment adviser to the Fund. Scudder, Stevens & Clark, Inc. ("Scudder"), the predecessor organization to the Adviser, is one of the most experienced investment management firms in the United States. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953, the Adviser introduced the Scudder International Fund, the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The firm reorganized from a partnership to a corporation on June 28, 1985. As of June 30, 1996, the Adviser was responsible for managing more than $23 billion in U.S. equity securities, including over $6 billion in domestically-oriented growth mutual funds. On June 26, 1997, Scudder entered into an agreement with Zurich Insurance Company ("Zurich") pursuant to which Scudder and Zurich agreed to form an alliance. On November __, 1997, Zurich acquired a majority interest in Scudder, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of Scudder. Scudder's name has been changed to Scudder Kemper Investments, Inc.

      Founded in 1872, Zurich is a multinational, public corporation organized under the laws of Switzerland. Its home office is located at Mythenquai 2, 8002 Zurich, Switzerland. Historically, Zurich's earnings have resulted from its operations as an insurer as well as from its ownership of its subsidiaries and affiliated companies (the "Zurich Insurance Group"). Zurich and the Zurich Insurance Group provide an extensive range of insurance products and services and have branch offices and subsidiaries in more than 40 countries throughout the world. Zurich Insurance Group is particularly strong in the insurance of international companies and organizations. Over the past few years, Zurich's global presence, particularly in the United States, has been strengthened by means of selective acquisitions.

      Pursuant to an investment management agreement with the Fund, the Adviser acts as the Fund's investment adviser, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical, bookkeeping and administrative services and permits any of its officers or employees to serve without compensation as trustees or officers of the Fund if elected to such positions. The investment management agreement provides that the Fund shall pay the charges and expenses of its operations, including the fees and expenses of the trustees (except those who are affiliates of the Adviser), independent auditors, counsel, custodian and transfer agent and the cost of share certificates, reports and notices to shareholders, brokerage commissions or transaction costs, costs of calculating net asset value, taxes and membership dues. The Fund bears the expenses of registration of its Shares with the Securities and Exchange Commission, while Zurich Kemper Distributors, Inc. ("KDI"), as principal underwriter, pays the cost of qualifying and maintaining the qualification of the Fund's Shares for sale under the securities laws of the various states.

      The Adviser maintains a large research department, which conducts ongoing studies of the factors that affect the position of various industries, companies and individual securities. In this work, the Adviser utilizes certain reports and statistics from a wide variety of sources, including brokers and dealers who may execute portfolio transactions for the Fund and for clients of the Adviser, but conclusions are based primarily on investigations and critical analyses by its own research specialists.

      Certain investments may be appropriate for the Fund and also for other clients advised by the Adviser. Investment decisions for the Fund and other clients are made with a view toward achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same date. In such event, such transactions will be allocated among the clients in a manner believed by the Adviser to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Fund. Purchase and sale orders for the Fund may be combined with those of other clients of the Adviser in the interest of achieving the most favorable net results to the Fund.

      The Investment Management Agreement (the "Agreement") between the Trust, on behalf of the Fund, and the Adviser was approved by the initial Trustee of the Trust on ____________. The Agreement is dated December 31, 1997 and will continue in effect until September 30, 1998 and from year to year thereafter only if its continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreement or interested persons of the Adviser or the Fund, cast in person at a meeting called for the purpose of voting on such approval, and by a majority vote either of the Fund's Trustees or of the outstanding voting securities of the Fund. The Agreement may be terminated at any time without payment of penalty by either party on sixty days' written notice, and automatically terminates in the event of its assignment.

      Under the Agreement, the Adviser provides the Fund with continuing investment management for the Fund's portfolio consistent with the Fund's investment objectives, policies and restrictions and determines what securities shall be purchased for the portfolio of the Fund, what portfolio securities shall be held or sold by the Fund and what portion of the Fund's assets shall be held uninvested, subject always to the provisions of the Fund's Declaration of Trust and By-Laws, the 1940 Act and the Code and to the Fund's investment objectives, policies and restrictions and subject, further, to such policies and instructions as the Trustees of the Trust may from time to time establish. The Adviser also advises and assists the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of the Fund.

      The Adviser also renders significant administrative services (not otherwise provided by third parties) necessary for the Fund's operations as an open-end investment company including, but not limited to, preparing reports and notices to the Trustees and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to the Fund (such as the Fund's transfer agent, pricing agents, custodian, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of the Fund's federal, state and local tax returns; preparing and filing the Fund's federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of Shares of the Fund under applicable federal and state securities laws; maintaining the Fund's books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of the Fund; assisting in the resolution of accounting and legal issues; establishing and monitoring the Fund's operating budget; processing the payment of the Fund's bills; assisting the Fund in, and otherwise arranging for, the payment of distributions and dividends; and otherwise assisting the Fund in the conduct of its business, subject to the direction and control of the Trustees.

      The Adviser pays the compensation and expenses (except those for attending Board and Committee meetings outside New York, New York; Boston, Massachusetts and Chicago, Illinois) of all Trustees, officers and executive employees of the Trust affiliated with the Adviser and makes available, without expense to the Trust, the services of such Trustees, officers and employees of the Adviser as may duly be elected officers or Trustees of the Trust, subject to their individual consent to serve and to any limitations imposed by law, and provides the Trust's office space and facilities.

      Under the Agreement the Fund is responsible for all of its other expenses including organizational costs, fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; legal, auditing and accounting expenses; the calculation of Net Asset Value; taxes and governmental fees; the fees and expenses of the transfer agent; the cost of preparing stock certificates and any other expenses including clerical expenses of issue, redemption or repurchase of Shares; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of the Trust who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians. The Fund may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of Shares of the Fund. The Fund is also responsible for its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees with respect thereto.

      The Agreement expressly provides that the Adviser shall not be required to pay a pricing agent of the Fund for portfolio pricing services, if any.

      In reviewing the terms of the Agreement and in discussions with the Adviser concerning such Agreement, the Trustees of the Trust who are not "interested persons" of the Trust have been represented by independent counsel at the Fund's expense.

      The Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under the Agreement.

      Officers and employees of the Adviser from time to time may have transactions with various banks, including the Fund's custodian bank. It is the Adviser's opinion that the terms and conditions of those transactions which have occurred were not influenced by existing or potential custodial or other Fund relationships.

      None of the officers or Trustees of the Trust may have dealings with the Trust as principals in the purchase or sale of securities, except as individual subscribers or holders of Shares of the Trust.

      Employees of the Adviser and certain of its subsidiaries are permitted to make personal securities transactions, subject to requirements and restrictions set forth in the Adviser's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Fund. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

PRINCIPAL UNDERWRITER. Pursuant to an underwriting and distribution services agreement ("distribution agreement"), Kemper Distributors, Inc. ("KDI"), a subsidiary of the Adviser, is the principal underwriter and distributor for the Class A, B and C shares of the Fund and acts as agent of the Fund in the continuous offering of its Shares. KDI bears all of its expenses of providing services pursuant to the distribution agreement, including the payment of any commissions. The Fund pays the cost for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and KDI pays for the printing and distribution of copies thereof used in connection with the offering of Shares to prospective investors. KDI also pays for supplementary sales literature and advertising costs.

      The distribution agreement continues in effect from year to year so long as such continuance is approved for each class at least annually by a vote of the Board of Trustees of the Fund, including the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the agreement. The distribution agreement automatically terminates in the event of its assignment and may be terminated for a class at any time without penalty by the Fund or by KDI upon 60 days' notice. Termination by the Fund with respect to a class may be by vote of a majority of the Board of Trustees, or a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the distribution agreement, or a "majority of the outstanding voting securities" of the class of the Fund, as defined under the 1940 Act. The distribution agreement may not be amended for a class to increase the fee to be paid by the Fund with respect to such class without approval by a majority of the outstanding voting securities of such class of the Fund and all material amendments must in any event be approved by the Board of Trustees in the manner described above with respect to the continuation of the distribution agreement. The provisions concerning the continuation, amendment and termination of the distribution agreement are on a class by class basis.

ADMINISTRATIVE SERVICES. Administrative services are provided to the Fund under an administrative services agreement ("administrative agreement") with KDI. KDI bears all its expenses of providing services pursuant to the administrative agreement between KDI and the Fund, including the payment of service fees. For the services under the administrative agreement, the Fund pays KDI an administrative services fee, payable monthly, at an annual rate of up to ___% of average daily net assets of Class A, B and C shares of the Fund.

      KDI enters into related arrangements with various broker-dealer firms and other service or administrative firms ("firms") that provide services and facilities for their customers or clients who are investors in the Fund. The firms provide such office space and equipment, telephone facilities and personnel as is necessary or beneficial for providing information and services to their clients. Such services and assistance may include, but are not limited to, establishing and maintaining accounts and records, processing purchase and redemption transactions, answering routine inquiries regarding the Fund, assistance to clients in changing dividend and investment options, account designations and addresses and such other administrative services as may be agreed upon from time to time and permitted by applicable statute, rule or regulation. With respect to Class A Shares, KDI pays each firm a service fee, payable quarterly, at an annual rate of up to ___% of the net assets in Fund accounts that it maintains and services attributable to Class A Shares, commencing with the month after investment. With respect to Class B and Class C Shares, KDI currently advances to firms the first-year service fee at a rate of up to ___% of the purchase price of such Shares. For periods after the first year, KDI currently intends to pay firms a service fee at a rate of up to ___% (calculated monthly and paid quarterly) of the net assets attributable to Class B and Class C shares maintained and serviced by the firm. After the first year, a firm becomes eligible for the quarterly service fee and the fee continues until terminated by KDI or the Fund. Firms to which service fees may be paid may include affiliates of KDI.

      KDI also may provide some of the above services and may retain any portion of the fee under the administrative agreement not paid to firms to compensate itself for administrative functions performed for the Fund. Currently, the administrative services fee payable to KDI is based only upon Fund assets in accounts for which a firm provides administrative services listed on the Fund's records and it is intended that KDI will pay all the administrative services fee that it receives from the Fund to firms in the form of service fees. The effective administrative services fee rate to be charged against all assets of the Fund while this procedure is in effect will depend upon the proportion of Fund assets that is in accounts for which there is a firm of record. The Board of Trustees of the Fund, in its discretion, may approve basing the fee to KDI on all Fund assets in the future.

      Certain trustees or officers of the Fund are also directors or officers of the Adviser or KDI, as indicated under "Officers and Trustees."

CUSTODIAN, TRANSFER AGENT AND SHAREHOLDER SERVICE AGENT. State Street Bank and Trust Company (the "Custodian"), as custodian, has custody of all securities and cash of the Fund held outside the United States. The Custodian attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Fund. Kemper Service Company ("KSVC"), an affiliate of the Adviser, is the Fund's transfer agent, dividend-paying agent and shareholder service agent for the Fund's Class A, B and C shares. KSVC receives as transfer agent, annual account fees of $__ per account plus account set up, transaction and maintenance charges, annual fees associated with the contingent deferred sales charge (Class B shares only) and out-of-pocket expense reimbursement.

INDEPENDENT AUDITORS AND REPORTS TO SHAREHOLDERS. The Fund's independent auditors, Coopers & Lybrand, audit and report on the Fund's annual financial statements, review certain regulatory reports and the Fund's federal income tax return, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Fund. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

PORTFOLIO TRANSACTIONS

TO BE UPDATED

Brokerage Commissions

      To the maximum extent feasible, the Adviser places orders for portfolio transactions for the Fund through the Distributor which in turn places orders on behalf of the Fund with issuers, underwriters or other brokers and dealers. The Distributor receives no commissions, fees or other remuneration from the Fund for this service. Allocation of brokerage is supervised by the Adviser.

      The primary objective of the Adviser in placing orders for the purchase and sale of securities for the Fund's portfolio is to obtain the most favorable net results taking into account such factors as price, commission where applicable (negotiable in the case of U.S. national securities exchange transactions but which is generally fixed in the case of foreign exchange transactions) size of order, difficulty of execution and skill required of the executing broker/dealer. The Adviser seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by the Fund to reported commissions paid by others. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

      When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with brokers and dealers who supply market quotations to Scudder Fund Accounting Corporation for appraisal purposes, or who supply research, market and statistical information to the Funds. The term "research, market and statistical information" includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is not authorized when placing portfolio transactions for the Fund to pay a brokerage commission (to the extent applicable) in excess of that which another broker might have charged for executing the same transaction solely on account of the receipt of research, market or statistical information. The Adviser will not place orders with brokers or dealers on the basis that the broker or dealer has or has not sold shares of the Fund. Except for implementing the policy stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available otherwise.

      The Fund's purchases of securities which are traded in the over-the-counter market are generally placed by the Adviser with primary market makers for these securities on a net basis, without any brokerage commission being paid by the Fund. Such trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made which will include an underwriting fee paid to the underwriter.

      Although certain research, market and statistical information from brokers and dealers can be useful to the Fund and to the Adviser, it is the opinion of the Adviser that such information will only supplement the Adviser's own research effort since the information must still be analyzed, weighed, and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Fund, and not all such information will be used by the Adviser in connection with the Fund. Conversely, such information provided to the Adviser by brokers and dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to the Fund.

      In the fiscal period ended August 31, 1997, the Fund paid brokerage commissions of $______. For the fiscal period ended August 31, 1997, $_______ (_____ of the total brokerage commissions paid) resulted from orders placed, consistent with the policy of obtaining the most favorable net results, with brokers and dealers who provided supplementary research information to the Fund or the Adviser. The amount of such transactions aggregated $___________ (_____ of all transactions).

      The Trustees intend to review from time to time whether the recapture for the benefit of the Fund of some portion of the brokerage commissions or similar fees paid by the Fund on portfolio transactions is legally permissible and advisable.

Portfolio Turnover

      The portfolio turnover rates (defined by the SEC as the ratio of the lesser of sales or purchases to the monthly average value of such securities owned during the year, excluding all securities whose remaining maturities at the time of acquisition were one year or less) for the fiscal period ended August 31, 1997 was 27.4%.

NET ASSET VALUE

      The net asset value of shares of the Fund is computed as of the close of regular trading on the Exchange on each day the Exchange is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Net asset value per share of each class of Classic Growth Fund is computed by dividing the value of the total assets attributable to a specific class, less all liabilities attributable to those shares, by the total number of outstanding shares of that class.

      An exchange-traded equity security is valued at its most recent sale price. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean"). Lacking a Calculated Mean, the security is valued at the most recent bid quotation. An equity security which is traded on the Nasdaq Stock Market ("Nasdaq") system is valued at its most recent sale price. Lacking any sales, the security is valued at the most recent bid quotation. The value of an equity security not quoted on the Nasdaq System, but traded in another over-the-counter market, is its most recent sale price. Lacking any sales, the security is valued at the Calculated Mean. Lacking a Calculated Mean, the security is valued at the most recent bid quotation.

      Debt securities, other than short-term securities, are valued at prices supplied by the Fund's pricing agent(s) which reflect broker/dealer supplied valuations and electronic data processing techniques. Short-term securities purchased with remaining maturities of sixty days or less shall be valued by the amortized cost method, which the Board believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide marketmaker. If it is not possible to value a particular debt security pursuant to the above methods, the Adviser may calculate the price of that debt security, subject to limitations established by the Board.

      An exchange traded options contract on securities, currencies, futures and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the options contract is valued at the Calculated Mean. Lacking any Calculated Mean, the options contract is valued at the most recent bid quotation in the case of a purchased options contract, or the most recent asked quotation in the case of a written options contract. An options contract on securities, currencies and other financial instruments traded over-the-counter is valued at the most recent bid quotation in the case of a purchased options contract and at the most recent asked quotation in the case of a written options contract. Futures contracts are valued at the most recent settlement price. Foreign currency exchange forward contracts are valued at the value of the underlying currency at the prevailing exchange rate.

      If a security is traded on more than one exchange, or upon one or more exchanges and in the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.

      If, in the opinion of the Fund's Valuation Committee, the value of a portfolio asset as determined in accordance with these procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other portfolio holdings owned by the Fund is determined in a manner which, in the discretion of the Valuation Committee most fairly reflects fair market value of the property on the valuation date.

      Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date.

PURCHASE AND REDEMPTION OF SHARES

      As described in the prospectus, Fund Shares are sold at their public offering price, which is the net asset value per such shares next determined after an order is received in proper form plus, with respect to Class A Shares, an initial sales charge. The minimum initial investment for each class is $1,000 and the minimum subsequent investment is $100 but such minimum amounts may be changed at any time. See the prospectus for certain exceptions to these minimums. The Fund may waive the minimum for purchases by trustees, directors, officers or employees of the Fund or the Adviser and its affiliates. An order for the purchase of Shares that is accompanied by a check drawn on a foreign bank (other than a check drawn on a Canadian bank in U.S. Dollars) will not be considered in proper form and will not be processed unless and until the Fund determines that it has received payment of the proceeds of the check. The time required for such a determination will vary and cannot be determined in advance.

      Upon receipt by the Shareholder Service Agent of a request for redemption, Shares of the Fund will be redeemed by the Fund at the applicable net asset value per share of the Fund as described in the Fund's prospectus regarding the Kemper Shares.

      Scheduled variations in or the elimination of the initial sales charge for purchases of Class A Shares or the contingent deferred sales charge for redemptions of Class B or Class C Shares by certain classes of persons or through certain types of transactions as described in the prospectus are provided because of anticipated economies of scale in sales and sales-related efforts.

      The Fund may suspend the right of redemption or delay payment more than seven days (a) during any period when the New York Stock Exchange ("Exchange") is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of the Fund's investments is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the value of its net assets, or (c) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Fund's shareholders.

      The net asset value per Share of the Fund is determined separately for each class by dividing the value of the Fund's net assets attributable to that class by the number of Shares of that class outstanding. The per share net asset value of the Class B and Class C Shares of the Fund will generally be lower than that of the Class A Shares of the Fund because of the higher expenses borne by the Class B and Class C Shares. The net asset value of Shares of the Fund is computed as of the close of regular trading on the Exchange on each day the Exchange is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

      Although it is the Fund's present policy to redeem in cash, if the Board of Trustees determines that a material adverse effect would be experienced by the remaining shareholders if payment were made wholly in cash, the Fund will satisfy the redemption request in whole or in part by a distribution of portfolio securities in lieu of cash, in conformity with the applicable rules of the Securities and Exchange Commission, taking such securities at the same value used to determine net asset value, and selecting the securities in such manner as the Board of Trustees may deem fair and equitable. If such a distribution occurred, shareholders receiving securities and selling them could receive less than the redemption value of such securities and in addition would incur certain transaction costs. Such a redemption would not be so liquid as a redemption entirely in cash.

      The conversion of Class B Shares to Class A Shares may be subject to the continuing availability of an opinion of counsel, ruling by the Internal Revenue Service or other assurance acceptable to the Fund to the effect that (a) the assessment of the distribution services fee with respect to Class B Shares and not Class A Shares does not result in the Fund's dividends constituting "preferential dividends" under the Internal Revenue Code, and (b) that the conversion of Class B Shares to Class A Shares does not constitute a taxable event under the Internal Revenue Code. The conversion of Class B Shares to Class A Shares may be suspended if such assurance is not available. In that event, no further conversions of Class B Shares would occur, and Shares might continue to be subject to the distribution services fee for an indefinite period that may extend beyond the proposed conversion date as described in the prospectus.

OFFICERS AND TRUSTEES

      The officers and trustees of the Trust, their ages, their principal occupations and their affiliations, if any, with the Adviser, and Scudder Investor Services, Inc., are as follows (the number following each person's title is the number of investment companies managed by the Adviser for which he or she holds similar positions and the date following each person's name is his or her date of birth):

                                                                                               Position with
                                                                                               Underwriter,
Name, Age                            Position                                                  Scudder Investor
and Address                          with Trust              Principal Occupation**            Services, Inc.
-----------                          ----------              ----------------------            --------------
Daniel Pierce (63)+*=                President and Trustee   Chairman of the Board and         Vice President, Director
                                                             Managing Director of Scudder      and Assistant Treasurer
                                                             Kemper Investments, Inc.

Henry P. Becton, Jr. (53)            Trustee                 President and General Manager,            --
125 Western Avenue                                           WGBH Educational Foundation
Allston, MA  02134

Dawn-Marie Driscoll (50)             Trustee                 Executive Fellow, Center for              --
4909 SW 9th Place                                            Business Ethics, Bentley
Cape Coral, FL  33914                                        College; President, Driscoll
                                                             Associates

Peter B. Freeman (65)                Trustee                 Director, The A.H. Belo                   --
100 Alumni Avenue                                            Company; Trustee, Eastern
Providence, RI  02906                                        Utilities Associates (public
                                                             utility holding company);
                                                             Director, AMICA Life Insurance
                                                             Co.; Director, AMICA Insurance
                                                             Co.

George M. Lovejoy, Jr. (67)=         Trustee                 President and Director, Fifty             --
50 Congress Street                                           Associates (real estate
Suite 543                                                    investment trust)
Boston, MA  02109

Dr. Wesley W. Marple, Jr. (65)=      Trustee                 Professor of Business                     --
413 Hayden Hall                                              Administration, Northeastern
360 Huntington Ave.                                          University, College of Business
Boston, MA  02115                                            Administration

Kathryn L. Quirk (44)++*=            Trustee and Vice        Managing Director of Scudder      Senior Vice President
                                     President               Kemper Investments, Inc.          and Director

Jean C. Tempel (54)                  Trustee                 Managing Partner,                         --
Ten Post Office Square                                       Technology Equity Partners
Suite 1325
Boston, MA  02109

Bruce F. Beaty (38)++                Vice President          Principal of Scudder Kemper               --
                                                             Investments, Inc.

                                                                                               Position with
                                                                                               Underwriter,
Name, Age                            Position                                                  Scudder Investor
and Address                          with Trust              Principal Occupation**            Services, Inc.
-----------                          ----------              ----------------------            --------------
William F. Gadsden (42)++            Vice President          Managing Director of Scudder              --
                                                             Kemper Investments, Inc.

Jerard K. Hartman (64)++             Vice President          Managing Director of Scudder              --
                                                             Kemper Investments, Inc.

Robert T. Hoffman  (38)++            Vice President          Managing Director of Scudder              --
                                                             Kemper Investments, Inc.

Thomas W. Joseph (58)+               Vice President          Principal of Scudder Kemper       Vice President,
                                                             Investments, Inc.                 Director, Treasurer and
                                                                                               Assistant Clerk

David S. Lee  (63)+                  Vice President          Managing Director Scudder         President, Director and
                                                             Kemper Investments, Inc.          Assistant Treasurer

Valerie F. Malter (39)++             Vice President          Principal of Scudder Kemper               --
                                                             Investments, Inc.

Thomas F. McDonough (50)+            Vice President,         Principal of Scudder Kemper       Clerk
                                     Secretary and           Investments, Inc.
                                     Assistant Treasurer

Pamela A. McGrath (43)+              Vice President and      Managing Director of Scudder              --
                                     Treasurer               Kemper Investments, Inc.

Edward J. O'Connell (52)++           Vice President and      Principal of Scudder Kemper       Assistant Treasurer
                                     Assistant Treasurer     Investments, Inc.

* Mr. Pierce and Ms. Quirk are considered by the Fund and counsel to be persons who are "interested persons" of the Adviser or of the Fund, within the meaning of the Investment Company Act of 1940, as amended.
** Unless otherwise stated, all the Trustees and officers have been associated with their respective companies for more than five years, but not necessarily in the same capacity.
= Messrs. Lovejoy, Pierce, Marple and Ms. Quirk are members of the Executive Committee for Investment Trust, which has the power to declare dividends from ordinary income and distributions of realized capital gains to the same extent as the Board is so empowered.
+     Address: Two International Place, Boston, Massachusetts
++    Address: 345 Park Avenue, New York, New York

      The Trustees and officers of the Fund also serve in similar capacities with other Scudder Funds.

      To the knowledge of the Trust, as of November 30, 1997, all Trustees and officers of the Fund as a group owned beneficially (as that term is defined under Section 13(d) of the Securities Exchange Act of 1934) _______ shares, or _____ of the shares of the Fund outstanding on such date.

      Certain accounts for which the Adviser acts as investment adviser owned _________ shares in the aggregate, or _____ of the outstanding shares on November 30, 1997. The Adviser may be deemed to be the beneficial owner of such shares but disclaims any beneficial ownership in such shares.

      To the knowledge of the Trust, as of November 30, 1997, no person owned beneficially more than 5% of the Fund's outstanding shares except as stated above.

REMUNERATION

[TO BE UPDATED]

      Several of the officers and Trustees of the Trust may be officers or employees of the Adviser, the Distributor, the Transfer Agent, Scudder Trust Company or Scudder Fund Accounting Corporation, from whom they receive compensation, as a result of which they may be deemed to participate in the fees paid by the Trust. The Funds pay no direct remuneration to any officer of the Trust. However, each of the Trustees who is not affiliated with the Adviser will be paid by the Trust. Each of these unaffiliated Trustees receives an annual Trustee's fee of $______ plus $___ for attending each Trustees' meeting, audit committee meeting or meeting held for the purpose of considering arrangements between the Fund and the Adviser or any of its affiliates. Each unaffiliated Trustee also receives $150 per committee meeting attended other than those set forth above. For the fiscal year ended September 30, 1997, Large Company Value Fund paid such Trustees $______ and Value Fund paid such Trustees $__________.

      The following Compensation Table provides, in tabular form, the following data:

Column (1): All Trustees who receive compensation from the Trust. Column (2):
Aggregate compensation received by a Trustee from all the series of the Trust. Columns (3) and (4): Pension or retirement benefits accrued or proposed be paid by the Fund Complex. Scudder Equity Trust does not pay its Trustees such benefits. Column (5): Total compensation received by a Trustee from the Trust, plus compensation received from all funds managed by the Adviser for which a Trustee serves. The total number of funds from which a Trustee receives such compensation is also provided in column (5). Generally, compensation received by a Trustee for serving on the board of a closed-end fund is greater than the compensation received by a Trustee for serving on the board of an open-end fund.

                               Compensation Table
                      for the year ended December 31, 1997
[TO BE UPDATED]

=========================================================================================================================
        (1)                        (2)                       (3)                  (4)                     (5)

                                                         Pension or                            Total Compensation From
                                                         Retirement                               Scudder Investment
                                                      Benefits Accrued      Estimated Annual             Trust
  Name of Person,      Aggregate Compensation from     As Part of Fund       Benefits Upon          and Fund Complex
      Position          Scudder Investment Trust*         Expenses             Retirement           Paid to Trustee
=========================================================================================================================
Henry P. Becton, Jr.               $ 17,800                                                     $ 91,012 (16 funds)
Trustee

Dawn-Marie Driscoll**                  -                                                        $103,000 (16 Funds)
Trustee

Peter B. Freeman**                     -                                                        $131,734 (33 Funds)
Trustee

George M. Lovejoy, Jr.             $ 19,300                                                     $124,512 (13 funds)
Trustee

Wesley W. Marple, Jr.              $ 19,300                                                     $106,812 (16 funds)
Trustee

Jean C. Tempel                     $ 18,400                                                     $102,895 (16 funds)
Trustee

* In 1996, Scudder Investment Trust consisted of three funds: Scudder Growth and Income Fund, Scudder Large Company Growth Fund and Scudder Classic Growth Fund. Scudder Classic Growth Fund commenced operations on September 9, 1996. Scudder S&P 500 Index Fund commenced operations on August 29, 1997.
**    Elected as trustee to the Fund October 24, 1997.

SHAREHOLDER RIGHTS

      The Fund is a series of Scudder Investment Trust, a Massachusetts business trust established under a Declaration of Trust dated______________.

      The Fund generally is not required to hold meetings of its shareholders. Under the Agreement and Declaration of Trust of the Fund ("Declaration of Trust"), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the adoption of any contract for which approval by shareholders is required by the 1940 Act; (c) any termination of the Fund or a class to the extent and as provided in the Declaration of Trust; (d) any amendment of the Declaration of Trust (other than amendments changing the name of the Fund, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); and (e) such additional matters as may be required by law, the Declaration of Trust, the By-laws of the Fund, or any registration of the Fund with the Securities and Exchange Commission or any state, or as the trustees may consider necessary or desirable. The shareholders also would vote upon changes in fundamental policies or restrictions.

      Any matter shall be deemed to have been effectively acted upon with respect to a Fund if acted upon as provided in Rule 18f-2 under the 1940 Act, or any successor rule, and in the Trust's Declaration of Trust. As used in the Prospectuses and in this Statement of Additional Information, the term "majority", when referring to the approvals to be obtained from shareholders in connection with general matters affecting the Funds and all additional portfolios (e.g., election of directors), means the vote of the lesser of (i) 67% of the Trust's Shares represented at a meeting if the holders of more than 50% of the outstanding Shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding Shares. The term "majority", when referring to the approvals to be obtained from shareholders in connection with matters affecting a single Fund or any other single portfolio (e.g., annual approval of investment management contracts), means the vote of the lesser of (i) 67% of the Shares of the portfolio represented at a meeting if the holders of more than 50% of the outstanding Shares of the portfolio are present in person or by proxy, or
(ii) more than 50% of the outstanding Shares of the portfolio.

      Each trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of a successor or until such trustee sooner dies, resigns, retires or is removed by a majority vote of the Shares entitled to vote (as described below) or a majority of the trustees. In accordance with the 1940 Act (a) the Fund will hold a shareholder meeting for the election of trustees at such time as less than a majority of the trustees have been elected by shareholders, and (b) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the trustees have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders.

      Any of the Trustees may be removed (provided the aggregate number of Trustees after such removal shall not be less than one) with cause, by the action of two-thirds of the remaining Trustees. Any Trustee may be removed at any meeting of shareholders by vote of two-thirds of the Outstanding Shares. The Trustees shall promptly call a meeting of the shareholders for the purpose of voting upon the question of removal of any such Trustee or Trustees when requested in writing to do so by the holders of not less than ten percent of the Outstanding Shares, and in that connection, the Trustees will assist shareholder communications to the extent provided for in Section 16(c) under the 1940 Act.

      The Fund's Declaration of Trust specifically authorizes the Board of Trustees to terminate the Fund or any Portfolio or class by notice to the shareholders without shareholder approval.

      Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of the Fund. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Fund's trustees. Moreover, the Declaration of Trust provides for indemnification out of Fund property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund and the Fund will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by the Adviser remote and not material, since it is limited to circumstances in which a disclaimer is inoperative and the Fund itself is unable to meet its obligations.

      The assets of the Trust received for the issue or sale of the Shares of each series and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such series and constitute the underlying assets of such series. The underlying assets of each series are segregated on the books of account and are to be charged with the liabilities in respect to such series and with a proportionate share of the general liabilities of the Trust. If a series were unable to meet its obligations, the assets of all other series may in some circumstances be available to creditors for that purpose, in which case the assets of such other series could be used to meet liabilities which are not otherwise properly chargeable to them. Expenses with respect to any two or more series are to be allocated in proportion to the asset value of the respective series except where allocations of direct expenses can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, have the power to determine which liabilities are allocable to a given series, or which are general or allocable to two or more series. In the event of the dissolution or liquidation of the Trust or any series, the holders of the Shares of any series are entitled to receive as a class the underlying assets of such Shares available for distribution to shareholders.

      Further, the Fund's Board of Trustees may determine, without prior shareholder approval, in the future that the objectives of the Fund would be achieved more effectively by investing in a master fund in a master/feeder fund structure.

ADDITIONAL INFORMATION

Other Information

      The CUSIP number of each class is Class A, ______; Class B, ______; and Class C, ______.

      The Fund has a fiscal year ending ___________.

      Many of the investment changes in the Fund will be made at prices different from those prevailing at the time they may be reflected in a regular report to shareholders of the Fund. These transactions will reflect investment decisions made by the Adviser in light of the Fund's investment objectives and policies, its other portfolio holdings and tax considerations, and should not be construed as recommendations for similar action by other investors.

      Costs of $____________ incurred by the Fund, in conjunction with its organization, are amortized over the five year period beginning _________.

      Portfolio securities of the Fund are held separately pursuant to a custodian agreement, by the Fund's custodian, _________________.

      The law firm of Dechert Price & Rhoads is counsel to the Fund.

      The name "Classic Growth Fund" is the designation of the Trust for the time being under a Declaration of Trust dated _______________, as amended from time to time, and all persons dealing with the Fund must look solely to the property of the Fund for the enforcement of any claims against the Fund as neither the Trustees, officers, agents, shareholders nor other series of the Trust assume any personal liability for obligations entered into on behalf of the Fund. No other series of the Trust assumes any liabilities for obligations entered into on behalf of the Fund. Upon the initial purchase of Shares, the shareholder agrees to be bound by the Fund's Declaration of Trust, as amended from time to time. The Declaration of Trust is on file at the Massachusetts Secretary of State's Office in Boston, Massachusetts.

      The Fund's Kemper Shares prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement and its amendments which the Fund has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Fund and the securities offered hereby. The Registration Statement and its amendments, are available for inspection by the public at the SEC in Washington, D.C.


FINANCIAL STATEMENTS

      The financial statements, including the investment portfolio of the Fund, together with the Report of Independent Accountants, Financial Highlights and notes to financial statements in the Annual Report to the Shareholders of the Fund dated __________, _____are incorporated herein by reference and are hereby deemed to be a part of this Statement of Additional Information.

      Effective April 16, 1998, the Trust's Board of Trustees has approved a name change of the Fund from Scudder Classic Growth Fund to Classic Growth Fund. In addition, the Board of Trustees has subdivided into classes. The financial statements incorporated herein reflect the investment performance of the Fund prior to the aforementioned redesignation of shares.

                                SCUDDER INVESTMENT TRUST

                            PART C. OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

            a.    Financial Statements

                  Included in Part A:

                        For Scudder Growth and Income Fund:
                        Financial highlights for the ten fiscal years ended December 31, 1995
                        (Incorporated by reference to Post-Effective
                        Amendment No. 75 to the Registration Statement.)

                        For Scudder Large Company Growth Fund:
                        Financial Highlights for the period May 15, 1991 (commencement of operations) to October 31, 1991 and for the six fiscal years ended October 31, 1997
                        (To be filed by amendment.)

                        For Scudder Classic Growth Fund:
                        Financial Highlights for the period September 9, 1996 (commencement of operations) to February 28, 1997. (Incorporated by reference to Post-Effective Amendment No. 80 to the Registration Statement.)

                  Included in the Part B:

                        For Scudder Growth and Income Fund:
                        Investment Portfolio as of December 31, 1995
                        Statement of Assets and Liabilities as of December 31, 1995
                        Statement of Operations for the year ended December 31, 1995
                        Statements of Changes in Net Assets for the two fiscal years ended December 31, 1995
                        Financial Highlights for the ten fiscal years ended December 31, 1995
                        Notes to Financial Statements
                        Report of Independent Accountants
                        (Incorporated by reference to Post-Effective
                        Amendment No. 75 to the Registration Statement.)

                        For Scudder Large Company Growth Fund:
                        Investment Portfolio as of October 31, 1997
                        Statement of Assets and Liabilities as of October 31,
                        1997
                        Statement of Operations for the fiscal year ended October 31, 1997
                        Statements of Changes in Net Assets for the three fiscal years ended October 31, 1997
                        Financial Highlights for the period May 15, 1991 (commencement of operations) to October 31, 1991 and for the six fiscal years ended October 31, 1997
                        Notes to Financial Statements
                        Report of Independent Accountants
                        (To be filed by amendment.)

                        For Scudder Classic Growth Fund:
                        Investment Portfolio as of February 28, 1997
                        Statement of Assets and Liabilities as of February 28, 1997


                                 Part C - Page 1

                        Statement of Operations for the period September 9, 1996 (commencement of operations) to February 28, 1997 Statement of Changes in Net Assets for the period September 9, 1996 (commencement of operations) to February 28, 1997
                        Financial Highlights for the period September 9, 1996 (commencement of operations) to February 28, 1997 Notes to Financial Statements
                        Report of Independent Accountants
                        (Incorporated by reference to Post-Effective
                        Amendment No. 80 to the Registration Statement.)

                        For Scudder S&P 500 Index Fund:
                        Audited Financial Statements for the Equity 500 Index Portfolio
                        Investment Portfolio as of December 31, 1996
                        Statement of Assets and Liabilities for the fiscal year ended December 31, 1996
                        Statement of Operations for the fiscal year ended December 31, 1996
                        Statement of Changes in Net Assets for the fiscal year ended December 31, 1996
                        Financial Highlights for the fiscal year ended December 31, 1996
                        Notes to Financial Statements
                        Report of Independent Accountants
                        (Incorporated by reference to Post-Effective
                        Amendment No. 82 to the Registration Statement.) Statement of Assets and Liabilities as of August 26, 1997.
                        (Incorporated by reference to Post-Effective
                        Amendment No. 84 to the Registration Statement.)

                   Statements, schedules and historical information other than those listed above have been omitted since they are either not applicable or are not required.

             b.    Exhibits:

                                 All references are to the Registrant's
                                 Registration Statement on Form N-1A filed with the Securities and Exchange
                                 Commission.  File Nos. 2-13628 and 811-43.
                                 ("Registration Statement").

                   1.    (a)(1)  Amended and Restated Declaration of Trust
                                 dated November 4, 1987 is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement ("Post-Effective Amendment No. 78").

                         (a)(2)  Amendment to Amended and Restated
                                 Declaration of Trust dated November 14,
                                 1990 is incorporated by reference to
                                 Post-Effective Amendment No. 78 to the
                                 Registration Statement ("Post-Effective
                                 Amendment No. 78").

                         (a)(3) Certificate of Amendment of Declaration of Trust dated February 12, 1991 is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement ("Post-Effective Amendment No. 78").


                                Part C - Page 2

                         (b)(1) Establishment and Designation of Series of Shares of Beneficial Interest, $0.01 par value, with respect to Scudder Growth and Income Fund and Scudder Quality Growth Fund is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement ("Post-Effective
                                 Amendment No. 78").

                         (b)(2) Establishment and Designation of Series of Shares of Beneficial Interest, $0.01 par value, with respect to Scudder Classic Growth Fund is incorporated by reference to Post-Effective Amendment No. 76 to the Registration Statement ("Post-Effective
                                 Amendment No. 76").

                         (b)(3) Establishment and Designation of Series of Shares of Beneficial Interest, $0.01 par value, with respect to Scudder Growth and Income Fund, Scudder Large Company Growth Fund, and Scudder Classic Growth Fund is incorporated by reference to Post-Effective Amendment No. 81 to the Registration
                                 Statement ("Post-Effective Amendment No. 81").

                   2.    (a)     By-Laws of the Registrant dated September
                                 20, 1984 are incorporated by reference to Post-Effective Amendment No. 78 to the
                                 Registration Statement ("Post-Effective
                                 Amendment No. 78").

                         (b) Amendment to By-Laws of the Registrant dated August 13, 1991 is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement ("Post-Effective Amendment No. 78").

                         (c) Amendment to By-Laws of the Registrant dated November 12, 1991 is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement ("Post-Effective Amendment No. 78").

                   3.            Inapplicable.

                   4. Specimen certificate representing shares of beneficial interest with $0.01 par value of Scudder Growth and Income Fund is incorporated by reference to Post-Effective Amendment No. 59 to the Registration Statement ("Post-Effective Amendment No. 59").

                   5.    (a)     Investment Management Agreement between the
                                 Registrant (on behalf of Scudder Growth and
                                 Income Fund) and Scudder, Stevens & Clark,
                                 Inc. ("Scudder") dated November 14, 1990 is incorporated by reference to Post-Effective
                                 Amendment No. 78 to the Registration
                                 Statement ("Post-Effective Amendment No.
                                 78").

                         (b) Investment Management Agreement between the Registrant (on behalf of Scudder Quality Growth Fund) and Scudder dated May 9, 1991 is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement ("Post-Effective
                                 Amendment No. 78").

                         (c) Investment Management Agreement between the Registrant (on behalf of Scudder Growth and Income Fund) and Scudder dated August 10, 1993 is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement ("Post-Effective
                                 Amendment No. 78").


                                 Part C - Page 3

                         (d) Investment Management Agreement between the Registrant (on behalf of Scudder Growth and Income Fund) and Scudder dated August 8, 1995 is incorporated by reference to Post-Effective Amendment No. 75 to the Registration Statement ("Post-Effective
                                 Amendment No. 75").

                         (e) Investment Management Agreement between the Registrant, on behalf of Scudder Classic Growth Fund, and Scudder, Stevens & Clark, Inc. dated August 13, 1996 is incorporated by reference to Post-Effective Amendment No. 81 to the Registration Statement ("Post-Effective Amendment No. 81").

                         (f) Investment Management Agreement between the Registrant, on behalf of Scudder Growth and Income Fund, and Scudder, Stevens & Clark, Inc. dated May 1, 1997 is incorporated by reference to Post-Effective Amendment No. 84 to the Registration Statement.

                   6.    (a)     Underwriting Agreement between the
                                 Registrant and Scudder Investor Services,
                                 Inc., formerly Scudder Fund Distributors,
                                 Inc., dated September 10, 1985 is
                                 incorporated by reference to Post-Effective
                                 Amendment No. 78 to the Registration
                                 Statement ("Post-Effective Amendment No. 78").

                   7.            Inapplicable.

                   8.    (a)(1)  Custodian Agreement between the Registrant
                                 (on behalf of Scudder Growth and Income
                                 Fund) and State Street Bank and Trust
                                 Company ("State Street Bank") dated
                                 December 31, 1984 is incorporated by
                                 reference to Post-Effective Amendment No.
                                 78 to the Registration Statement
                                 ("Post-Effective Amendment No. 78").

                         (a)(2)  Amendment dated April 1, 1985 to the
                                 Custodian Agreement between the Registrant and State Street Bank is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement ("Post-Effective Amendment No. 78").

                         (a)(3) Amendment dated August 8, 1987 to the Custodian Agreement between the Registrant and State Street Bank is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement ("Post-Effective Amendment No. 78").

                         (a)(4) Amendment dated August 9, 1988 to the Custodian Agreement between the Registrant and State Street Bank is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement ("Post-Effective Amendment No. 78").

                         (a)(5)  Amendment dated July 29, 1991 to the
                                 Custodian Agreement between the Registrant and State Street Bank is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement ("Post-Effective Amendment No. 78").

                         (a)(6) Custodian fee schedule for Scudder Growth and Income Fund is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement
                                 ("Post-Effective Amendment No. 78").


                                 Part C - Page 4

                         (a)(7) Custodian fee schedule for Scudder Quality Growth Fund is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement ("Post-Effective
                                 Amendment No. 78").

                         (a)(8) Custodian fee schedule for Scudder S&P 500 Index Fund is incorporated by reference to Post-Effective Amendment No. 84 to the Registration Statement.

                         (b)(1) Subcustodian Agreement with fee schedule between State Street Bank and The Bank of New York, London office, dated December 31, 1978 is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement ("Post-Effective
                                 Amendment No. 78").

                         (c)(1) Subcustodian Agreement between State Street Bank and The Chase Manhattan Bank, N.A. dated September 1, 1986 is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement ("Post-Effective Amendment No. 78").

                         (d) Custodian fee schedule for Scudder Quality Growth Fund and Scudder Growth and Income Fund is incorporated by reference to Post-Effective Amendment No. 72 to the Registration Statement ("Post-Effective
                                 Amendment No. 72").

                         (e) Form of Custodian fee schedule for Scudder Classic Growth Fund is incorporated by reference to Post-Effective Amendment No. 77 to the Registration Statement ("Post-Effective Amendment No. 77").

                   9.    (a)(1)  Transfer Agency and Service Agreement with
                                 fee schedule between the Registrant and
                                 Scudder Service Corporation dated October
                                 2, 1989 is incorporated by reference to
                                 Post-Effective Amendment No. 78 to the
                                 Registration Statement ("Post-Effective
                                 Amendment No. 78").

                         (a)(2) Revised fee schedule dated October 6, 1995 for Exhibit 9(a)(1) is incorporated by reference to Post-Effective Amendment
                                 No. 76 ("Post-Effective Amendment No. 76").

                         (a)(3) Form of revised fee schedule for Exhibit 9(a)(1) dated October 1, 1996 is incorporated by reference to Post-Effective Amendment No. 78 to the Registration
                                 Statement ("Post-Effective Amendment No. 78").

                         (b)(1) COMPASS Service Agreement and fee schedule with Scudder Trust Company dated January 1, 1990 is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement ("Post-Effective
                                 Amendment No. 78").

                         (b)(2) COMPASS and TRAK 2000 Service Agreement between Scudder Trust Company and the Registrant dated October 1, 1995 is incorporated by reference to Post-Effective Amendment No. 74 ("Post-Effective Amendment No. 74").


                                 Part C - Page 5

                         (b)(3) Form of revised fee schedule for Exhibit 9(b)(1) dated October 1, 1996 is incorporated by reference to Post-Effective Amendment No. 78 to the Registration
                                 Statement ("Post-Effective Amendment No. 78").

                         (c) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Quality Growth Fund and Scudder Fund Accounting Corporation dated November 1, 1994 is incorporated by reference to Post-Effective Amendment No. 72.

                         (d) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Growth and Income Fund and Scudder Fund Accounting Corporation dated October 17, 1994 is incorporated by reference to Post-Effective Amendment No. 73.

                         (e) Form of Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Classic Growth Fund, and Scudder Fund Accounting Corporation is incorporated by reference to Post-Effective Amendment No. 77 to the Registration Statement ("Post-Effective Amendment No. 77").

                         (f)(1) Shareholder Services Agreement between the Registrant and Charles Schwab & Co., Inc. dated June 1, 1990 is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement ("Post-Effective Amendment No. 78").

                         (f)(2)  Service Agreement between Copeland
                                 Associates, Inc. and Scudder Service
                                 Corporation (on behalf of Scudder Quality
                                 Growth Fund and Scudder Growth and Income
                                 Fund) dated June 8, 1995 is incorporated by reference to Post-Effective Amendment No. 74 ("Post-Effective Amendment No. 74").

                   10.           Inapplicable.

                   11.           Inapplicable.

                   12.           Inapplicable.

                   13.           Inapplicable.

                   14.   (a)     Scudder Flexi-Plan for Corporations and
                                 Self-Employed Individuals is incorporated by reference to Post-Effective Amendment
                                 No. 78 to the Registration Statement
                                 ("Post-Effective Amendment No. 78").

                         (b) Scudder Individual Retirement Plan is incorporated by reference to Post-Effective Amendment No. 78 to the Registration
                                 Statement ("Post-Effective Amendment No. 78").

                         (c) SEP-IRA is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement ("Post-Effective
                                 Amendment No. 78").

                         (d) Scudder Funds 403(b) Plan is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement ("Post-Effective Amendment No. 78").


                                Part C - Page 6

                         (e) Scudder Cash or Deferred Profit Sharing Plan under Section 401(k) is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement ("Post-Effective Amendment No. 78").

                   15.           Inapplicable.

                   16. Schedule for Computation of Performance Quotation is filed herein. Power of Attorney is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement ("Post-Effective
                                 Amendment No. 78").

                   17.           Inapplicable

                   18.           Rule 18f-3 Plan (to be filed by amendment)

Item 25.    Persons Controlled by or under Common Control with Registrant.

            None

Item 26.    Number of Holders of Securities (as of December 15, 1997).

                           (1)                              (2)
                      Title of Class           Number of Record Shareholders
                      --------------           -----------------------------

             Shares of beneficial interest ($0.01 par value):

             Scudder Growth and Income Fund               326,629
             Scudder Large Company Growth Fund             16,557
             Scudder Classic Growth Fund                   3,130
             Scudder S&P 500 Index Fund                    1,746

Item 27.    Indemnification.

            A policy of insurance covering Scudder, Stevens & Clark, Inc. its subsidiaries including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder, Stevens & Clark, Inc. insures the Registrant's Trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

            Article IV, Sections 4.1-4.3 of Registrant's Declaration of Trust provide as follows:

                  Section 4.1. No Personal Liability of Shareholders, Trustees, etc. No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than to the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability of the Trust, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder


                                 Part C - Page 7
                  may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The indemnification and reimbursement required by the preceding sentence shall be made only out of the assets of the one or more series of which the shareholder who is entitled to indemnification or reimbursement was a Shareholder at the time the act or event occurred which gave rise to the claim against or liability of said shareholder. The rights accruing to a Shareholder under this Section 4.1 shall not impair any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

                  Section 4.2. Non-Liability of Trustees, etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                  Section 4.3 Mandatory Indemnification. (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                        (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                        (ii) the words "claim," "action," "suit," or
                        "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative, or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                  (b) No indemnification shall be provided hereunder to a Trustee or officer:

                        (i) against any liability to the Trust, a Series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                        (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

                        (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                              (A) by the court or other body approving the settlement or other disposition; or


                                 Part C - Page 8

                              (B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

                  (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

                  (d) Expenses of preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient, to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

                        (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

                        (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

                        As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Item 28.          Business or Other Connections of Investment Adviser

            The Adviser has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this
            Item 28.

                  Business and Other Connections of Board
       Name       of Directors of Registrant's Adviser
       ----       ------------------------------------

Stephen R.        Director, Vice President, Treasurer, Chief Operating
Beckwith              Officer & Chief Financial Officer, Scudder, Stevens &
                       Clark, Inc. (investment adviser)**

Lynn S. Birdsong  Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                  President & Director, The Latin America Dollar Income Fund,
                      Inc.  (investment company)**
                  President & Director, Scudder World Income Opportunities
                        Fund, Inc. (investment company)**
                  President, The Japan Fund, Inc. (investment company)** Supervisory Director, The Latin America Income and
                      Appreciation Fund N.V. (investment company) +
                  Supervisory Director, The Venezuela High Income Fund N.V.
                      (investment company) xx


                                 Part C - Page 9

                  Supervisory Director, Scudder Mortgage Fund (investment
                      company)+
                  Supervisory Director, Scudder Floating Rate Funds for
                      Fannie Mae Mortgage Securities I & II (investment company) +
                  Director, Canadian High Income Fund (investment company)# Director, Hot Growth Companies Fund (investment company)# Director, Sovereign High Yield Investment Company
                      (investment company)+
                  Director, Scudder, Stevens & Clark (Luxembourg) S.A.
                      (investment manager) #

Nicholas Bratt    Director, Scudder, Stevens & Clark, Inc. (investment
                      adviser)**
                  President & Director, Scudder New Europe Fund, Inc.
                      (investment company)**
                  President & Director, The Brazil Fund, Inc. (investment
                      company)**
                  President & Director, The First Iberian Fund, Inc.
                      (investment company)**
                  President & Director, Scudder International Fund, Inc.
                      (investment company)**
                  President & Director, Scudder Global Fund, Inc. (President
                      on all series except Scudder Global Fund) (investment company)**
                  President & Director, The Korea Fund, Inc. (investment
                      company)**
                  President & Director, Scudder New Asia Fund, Inc.
                      (investment company)**
                  President, The Argentina Fund, Inc. (investment company)**
                  Vice President, Scudder, Stevens & Clark Corporation
                        (Delaware) (investment adviser)**
                  Vice President, Scudder, Stevens & Clark Japan, Inc.
                      (investment adviser)###
                  Vice President, Scudder, Stevens & Clark of Canada Ltd.
                      (Canadian investment adviser) Toronto, Ontario, Canada
                  Vice President, Scudder, Stevens & Clark Overseas
                      Corporationoo

E. Michael Brown  Director, Chief Administrative Officer, Scudder, Stevens &
                      Clark, Inc. (investment adviser)** Trustee, Scudder GNMA
                  Fund (investment company)* Trustee, Scudder Portfolio Trust (investment company)* Trustee, Scudder U.S. Treasury Fund (investment company)* Trustee, Scudder Tax Free Money Fund (investment company)* Trustee, Scudder State Tax Free Trust (investment company)* Trustee, Scudder Cash Investment Trust (investment company)* Assistant Treasurer, Scudder Investor Services, Inc.
                      (broker/dealer)*
                  Director & President, Scudder Realty Holding Corporation (a
                      real estate holding company)*
                  Director & President, Scudder Trust Company (a trust
                      company)+++
                  Director, Scudder Trust (Cayman) Ltd.

Mark S. Casady    Director, Scudder, Stevens & Clark, Inc. (investment
                      adviser)**
                  Director & Vice President, Scudder Investor Services, Inc.
                      (broker/dealer)*
                  Director & Vice President, Scudder Service Corporation
                      (in-house transfer agent)*
                  Director, SFA, Inc. (advertising agency)*

Linda C. Coughlin Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                  Chairman & Trustee, AARP Cash Investment Funds  (investment company)**
                  Chairman & Trustee, AARP Growth Trust (investment company)** Chairman & Trustee, AARP Income Trust (investment company)** Chairman & Trustee, AARP Tax Free Income Trust (investment company)**
                  Chairman & Trustee, AARP Managed Investment Portfolios
                      Trust  (investment company)**
                  Director & Senior Vice President, Scudder Investor
                         Services, Inc. (broker/dealer)*
                  Director, SFA, Inc. (advertising agency)*


                                Part C - Page 10

Margaret D.       Director, Scudder, Stevens & Clark, Inc. (investment
Hadzima           adviser)**
                  Assistant Treasurer, Scudder Investor Services, Inc.
                      (broker/dealer)*

Jerard K. Hartman Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                  Vice President, Scudder California Tax Free Trust
                      (investment company)*
                  Vice President, Scudder Equity Trust (investment company)** Vice President, Scudder Cash Investment Trust (investment company)*
                  Vice President, Scudder Fund, Inc. (investment company)** Vice President, Scudder Global Fund, Inc. (investment company)**
                  Vice President, Scudder GNMA Fund (investment company)*
                  Vice President, Scudder Portfolio Trust (investment
                      company)*
                  Vice President, Scudder Institutional Fund, Inc.
                      (investment company)**
                  Vice President, Scudder International Fund, Inc.
                      (investment company)**
                  Vice President, Scudder Investment Trust (investment
                      company)*
                  Vice President, Scudder Municipal Trust (investment
                      company)*
                  Vice President, Scudder Mutual Funds, Inc. (investment
                      company)**
                  Vice President, Scudder New Asia Fund, Inc. (investment
                      company)**
                  Vice President, Scudder New Europe Fund, Inc. (investment
                      company)**
                  Vice President, Scudder Securities Trust (investment
                      company)*
                  Vice President, Scudder State Tax Free Trust (investment
                      company)*
                  Vice President, Scudder Funds Trust (investment company)** Vice President, Scudder Tax Free Money Fund (investment company)*
                  Vice President, Scudder Tax Free Trust (investment company)* Vice President, Scudder U.S. Treasury Money Fund
                      (investment company)*
                  Vice President, Scudder Pathway Series (investment company)* Vice President, Scudder Variable Life Investment Fund
                      (investment company)*
                  Vice President, The Brazil Fund, Inc. (investment company)** Vice President, The Korea Fund, Inc. (investment company)** Vice President, The Argentina Fund, Inc. (investment company)**
                  Vice President & Director, Scudder, Stevens & Clark of
                      Canada, Ltd. (Canadian investment adviser) Toronto, Ontario, Canada
                  Vice President, The First Iberian Fund, Inc. (investment
                      company)**
                  Vice President, The Latin America Dollar Income Fund, Inc.
                      (investment company)**
                  Vice President, Scudder World Income Opportunities Fund,
                      Inc. (investment company)**

Richard A. Holt   Director, Scudder, Stevens & Clark, Inc. (investment
                        adviser)**
                  Vice President, Scudder Variable Life Investment Fund
                      (investment company)*

John T. Packard   Director, Scudder, Stevens & Clark, Inc. (investment
                      adviser)**
                  President, Montgomery Street Income Securities, Inc.
                      (investment company) o
                  Chairman, Scudder Realty Advisors, Inc. (realty investment adviser) x

Daniel Pierce     Chairman & Director, Scudder, Stevens & Clark, Inc.
                      (investment adviser)**
                  Chairman, Vice President & Director, Scudder Global Fund,
                      Inc.  (investment company)**
                  Chairman & Director, Scudder New Europe Fund, Inc.
                      (investment company)**
                  Chairman & Director, The First Iberian Fund, Inc.
                      (investment company)**
                  Chairman & Director, Scudder International Fund, Inc.
                      (investment company)**
                  Chairman & Director, Scudder New Asia Fund, Inc.
                      (investment company)**
                  President & Trustee, Scudder Equity Trust (investment
                      company)**
                  President & Trustee, Scudder GNMA Fund (investment company)*
                  President & Trustee, Scudder Portfolio Trust (investment
                      company)*
                  President & Trustee, Scudder Funds Trust (investment
                      company)**
                  President & Trustee, Scudder Securities Trust (investment
                      company)*


                                Part C - Page 11

                  President & Trustee, Scudder Investment Trust (investment
                      company)*
                  President & Director, Scudder Institutional Fund, Inc.
                      (investment company)**
                  President & Director, Scudder Fund, Inc. (investment
                      company)**
                  President & Director, Scudder Mutual Funds, Inc.
                      (investment company)**
                  Vice President & Trustee, Scudder Municipal Trust
                      (investment company)*
                  Vice President & Trustee, Scudder Variable Life Investment
                      Fund (investment company)*
                  Vice President & Trustee, Scudder Pathway Series
                      (investment company)*
                  Trustee, Scudder California Tax Free Trust (investment
                      company)*
                  Trustee, Scudder State Tax Free Trust (investment company)* Vice President, Montgomery Street Income Securities, Inc.
                      (investment company)o
                  Chairman & President, Scudder, Stevens & Clark of Canada,
                      Ltd. (Canadian investment adviser), Toronto, Ontario,
                      Canada
                  Chairman & Director, Scudder Global Opportunities Funds
                      (investment company) Luxembourg
                  Chairman, Scudder, Stevens & Clark, Ltd. (investment
                      adviser) London, England
                  President & Director, Scudder Precious Metals, Inc. xxx Vice President, Director & Assistant Secretary, Scudder
                      Realty Holdings Corporation
                      (a real estate holding company)*
                  Vice President, Director & Assistant Treasurer, Scudder
                      Investor Services, Inc. (broker/dealer)*
                  Director, Scudder Latin America Investment Trust PLC
                      (investment company)@
                  Director, Fiduciary Trust Company (banking & trust company)
                      Boston, MA
                  Director, Fiduciary Company Incorporated (banking & trust
                      company) Boston, MA
                  Trustee, New England Aquarium, Boston, MA
                  Incorporator, Scudder Trust Company (a trust company)+++

Kathryn L. Quirk  Director, Chief Legal Officer, Chief Compliance Officer and
                      Secretary, Scudder, Stevens & Clark, Inc. (investment adviser)**
                  Director, Vice President & Assistant Secretary, The
                      Argentina Fund, Inc. (investment company)**
                  Director, Vice President & Assistant Secretary, Scudder
                      International Fund, Inc. (investment company)**
                  Director, Vice President & Assistant Secretary, Scudder New
                        Asia Fund (investment company)**
                  Director, Vice President & Assistant Secretary, Scudder
                      Global Fund, Inc. (investment company)**
                  Trustee, Vice President & Assistant Secretary, Scudder
                       Equity Trust (investment company)**
                  Trustee, Vice President & Assistant Secretary, Scudder
                     Securities Trust (investment company)*
                  Trustee, Vice President & Assistant Secretary, Scudder
                       Funds Trust (investment company)**
                  Trustee, Scudder Investment Trust (investment company)* Trustee, Scudder Municipal Trust (investment company)*
                  Vice President & Trustee, Scudder Cash Investment Trust
                      (investment company)*
                  Vice President & Trustee, Scudder Tax Free Money Fund
                      (investment company)*
                  Vice President & Trustee, Scudder Tax Free Trust
                      (investment company)*
                  Vice President & Secretary, AARP Growth Trust (investment
                      company)**
                  Vice President & Secretary, AARP Income Trust (investment
                      company)**
                  Vice President & Secretary, AARP Tax Free Income Trust
                      (investment company)**
                  Vice President & Secretary, AARP Cash Investment Funds
                      (investment company)**
                  Vice President & Secretary, AARP Managed Investment
                      Portfolios Trust (investment company)**


                                Part C - Page 12

                  Vice President & Secretary, The Japan Fund, Inc.
                      (investment company)**
                  Vice President & Assistant Secretary, Scudder World Income
                      Opportunities Fund, Inc. (investment company)**
                  Vice President & Assistant Secretary, The Korea Fund, Inc.
                      (investment company)**
                  Vice President & Assistant Secretary, The Brazil Fund, Inc.
                      (investment company)**
                  Vice President & Assistant Secretary, Montgomery Street
                      Income Securities, Inc. (investment company)o
                  Vice President & Assistant Secretary, Scudder Mutual Funds,
                      Inc. (investment company)**
                  Vice President & Assistant Secretary, Scudder Pathway
                      Series (investment company)*
                  Vice President & Assistant Secretary, Scudder New Europe
                        Fund, Inc. (investment company)**
                  Vice President & Assistant Secretary, Scudder Variable Life
                      Investment Fund (investment company)*
                  Vice President & Assistant Secretary, The First Iberian
                        Fund, Inc. (investment company)**
                  Vice President & Assistant Secretary, The Latin America
                      Dollar Income Fund, Inc. (investment company)**
                  Vice President, Scudder Fund, Inc. (investment company)**
                  Vice President, Scudder Institutional Fund, Inc.
                      (investment company)**
                  Vice President, Scudder GNMA Fund (investment company)* Director, Senior Vice President & Clerk, Scudder Investor
                         Services, Inc. (broker/dealer)*
                  Director, Vice President & Secretary, Scudder Fund
                      Accounting Corporation (in-house fund accounting agent)*
                  Director, Vice President & Secretary, Scudder Realty
                      Holdings Corporation (a real estate holding company)*
                  Director & Clerk, Scudder Service Corporation (in-house
                      transfer agent)*
                  Director, SFA, Inc. (advertising agency)*
                  Vice President, Director & Assistant Secretary, Scudder
                      Precious Metals, Inc. xxx

Cornelia M. Small Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                  President, AARP Cash Investment Funds (investment company)** President, AARP Growth Trust (investment company)** President, AARP Income Trust (investment company)** President, AARP Tax Free Income Trust (investment company)** President, AARP Managed Investment Portfolio Trust
                      (investment company)**

Edmond D. Villani Director, President & Chief Executive Officer, Scudder,
                      Stevens & Clark, Inc. (investment adviser)**
                  Chairman & Director, The Argentina Fund, Inc. (investment
                      company)**
                  Chairman & Director, The Latin America Dollar Income Fund,
                      Inc. (investment company)**
                  Chairman & Director, Scudder World Income Opportunities
                        Fund, Inc. (investment company)**
                  Supervisory Director, Scudder Mortgage Fund (investment
                      company) +
                  Supervisory Director, Scudder Floating Rate Funds for
                      Fannie Mae Mortgage Securities I & II (investment company)+
                  Director, Scudder, Stevens & Clark Japan, Inc. (investment adviser)###
                  Director, The Brazil Fund, Inc. (investment company)** Director, Indosuez High Yield Bond Fund (investment company) Luxembourg
                  President & Director, Scudder, Stevens & Clark Overseas
                      Corporationoo
                  President & Director, Scudder, Stevens & Clark Corporation
                      (Delaware) (investment adviser)**
                  Director, Scudder Realty Advisors, Inc. (realty investment adviser) x


                                Part C - Page 13

                  Director, IBJ Global Investment Management S.A.,
                      (Luxembourg investment management company) Luxembourg, Grand-Duchy of Luxembourg

Stephen A. Wohler Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                  Vice President, Montgomery Street Income Securities, Inc.
                      (investment company)o

      *     Two International Place, Boston, MA
      x     333 South Hope Street, Los Angeles, CA
      **    345 Park Avenue, New York, NY
      ++    Two Prudential Plaza, 180 N. Stetson Avenue, Chicago, IL
      +++   5 Industrial Way, Salem, NH
      o     101 California Street, San Francisco, CA
      #     Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C.
            Luxembourg B 34.564
      +     John B. Gorsiraweg 6, Willemstad Curacao, Netherlands Antilles
      xx    De Ruyterkade 62, P.O. Box 812, Willemstad Curacao,
            Netherlands Antilles
      ##    2 Boulevard Royal, Luxembourg
      ***   B1 2F3F 248 Section 3, Nan King East Road, Taipei, Taiwan
      xxx   Grand Cayman, Cayman Islands, British West Indies
      oo    20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
      ###   1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
      @     c/o Sinclair Hendersen Limited, 23 Cathedral Yard, Exeter,
            Devon, U.K.

Item 29.    Principal Underwriters.

      (a)   Scudder California Tax Free Trust
            Scudder Cash Investment Trust
            Scudder Equity Trust
            Scudder Fund, Inc.
            Scudder Funds Trust
            Scudder Global Fund, Inc.
            Scudder GNMA Fund
            Scudder Institutional Fund, Inc.
            Scudder International Fund, Inc.
            Scudder Investment Trust
            Scudder Municipal Trust
            Scudder Mutual Funds, Inc.
            Scudder Pathway Series
            Scudder Portfolio Trust
            Scudder Securities Trust
            Scudder State Tax Free Trust
            Scudder Tax Free Money Fund
            Scudder Tax Free Trust
            Scudder U.S. Treasury Money Fund
            Scudder Variable Life Investment Fund
            AARP Cash Investment Funds
            AARP Growth Trust
            AARP Income Trust
            AARP Tax Free Income Trust
            AARP Managed Investment Portfolios Trust
            The Japan Fund, Inc.


                                Part C - Page 14

      (b)

      (1)                         (2)                            (3)

                                  Position and Offices with      Positions and
      Name and Principal          Investor Services, Inc.        Offices with
      Business Address            Services, Inc.                 Registrant
      ----------------            --------------                 ----------

      Lynn S. Birdsong            Senior Vice President          None
      345 Park Avenue
      New York, NY 10154

      E. Michael Brown            Assistant Treasurer            None
      Two International Place
      Boston, MA  02110

      Mark S. Casady              Director and Vice President    None
      Two International Place
      Boston, MA  02110

      Linda Coughlin              Director and Senior Vice       None
      Two International Place     President
      Boston, MA  02110

      Richard W. Desmond          Vice President                 None
      345 Park Avenue
      New York, NY  10154

      Paul J. Elmlinger           Senior Vice President and      None
      345 Park Avenue             Assistant Clerk
      New York, NY  10154

      Margaret D. Hadzima         Assistant Treasurer            None
      Two International Place
      Boston, MA  02110

      Thomas W. Joseph            Director, Vice President,      Vice President
      Two International Place     Treasurer and Assistant Clerk
      Boston, MA 02110

      David S. Lee                Director, President and        Vice President
      Two International Place     Assistant
      Boston, MA 02110            Treasurer

      Thomas F. McDonough         Clerk                          Vice President,
      Two International Place                                    Secretary and
      Boston, MA 02110                                           Assistant
                                                                 Treasurer

      Thomas H. O'Brien           Assistant Treasurer            None
      345 Park Avenue
      New York, NY  10154

      Edward J. O'Connell         Assistant Treasurer            Vice President
      345 Park Avenue                                            and Assistant
      New York, NY 10154                                         Treasurer


                                Part C - Page 15

                                  Position and Offices with      Positions and
      Name and Principal          Investor Services, Inc.        Offices with
      Business Address            Services, Inc.                 Registrant
      ----------------            --------------                 ----------

      Daniel Pierce               Director, Vice President       President and
      Two International Place     and Assistant Treasurer        Trustee
      Boston, MA 02110

      Kathryn L. Quirk            Director, Senior Vice          Trustee, Vice
      345 Park Avenue             President and Assistant Clerk  President and
      New York, NY  10154                                        Assistant
                                                                 Secretary

      Robert A. Rudell            Vice President                 None
      Two International Place
      Boston, MA 02110

      Edmund J. Thimme            Vice President                 None
      345 Park Avenue
      New York, NY  10154

      Benjamin Thorndike          Vice President                 None
      Two International Place
      Boston, MA 02110

      Sydney S. Tucker            Vice President                 None
      Two International Place
      Boston, MA 02110

      David B. Watts              Assistant Treasurer            None
      Two International Place
      Boston, MA 02110

      Linda J. Wondrack           Vice President                 None
      Two International Place
      Boston, MA 02110

      Scudder Investor Services, Inc. has employees who are denominated officers of an operational area. Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this
      Item 29.

            Kemper Distributors, Inc. acts as principal underwriter of the Registrant's Kemper Shares Class A, B and C and acts as principal underwriter of the Kemper Funds, Investors Fund Series and Kemper International Bond Fund.

            Information on the officers and directors of Kemper Distributors, Inc., principal underwriter for the Class A, B and C shares of the Registrant is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.


                                Part C - Page 16

      (1)                    (2)                         (3)

                                                          Positions and
      Name and Principal     Position and Offices with    Offices with
      Business Address       Underwriter                  Registrant
      ----------------       -----------                  ----------

      James L. Greenawalt    Director, President          None

      Patrick H. Dudasik     Financial Principal,         None
                               Treasurer and Chief
                               Financial officer

      Michael E. Harrington  Executive Vice President     None

      Philip D. Hausken      Vice President               None

      Elizabeth C. Werth     Vice President               Assistant
                                                          Secretary

      Marc L. Hecht          Assistant Secretary          None

      Diane E. Ratekin       Assistant Secretary          None

      (c)

                 (1)                (2)              (3)              (4)             (5)
                                    Net
                                Underwriting   Compensation on
          Name of Principal    Discounts and     Redemptions       Brokerage         Other
             Underwriter        Commissions    and Repurchases    Commissions    Compensation
             -----------        -----------    ---------------    -----------    ------------

           Scudder Investor         None            None             None            None
            Services, Inc.
           Kemper
            Distributors, Inc.      None            None             None            None

Item 30.    Location of Accounts and Records.

            Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Scudder, Stevens & Clark, Two International Place, Boston, MA 02110. Records relating to the duties of the Registrant's custodian are maintained by State Street Bank and Trust Company, Heritage Drive, North Quincy, Massachusetts. Records relating to the duties of the Registrant's transfer agent are maintained by Scudder Service Corporation, Two International Place, Boston, Massachusetts.

Item 31.    Management Services.

            Inapplicable.

Item 32.    Undertakings.

            Inapplicable.


                                Part C - Page 17

                                         SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 10th day of February, 1998.

                                          SCUDDER INVESTMENT TRUST

                                          By /s/ Thomas F. McDonough
                                            ------------------------------------
                                            Thomas F. McDonough, Vice President,
                                            Secretary and Treasurer
                                            (Principal Accounting Officer)


         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----


/s/Daniel Pierce
--------------------------------------
Daniel Pierce*                              President (Principal Executive               February 10, 1998
                                            Officer) and Trustee

/s/Henry P. Becton, Jr.
--------------------------------------
Henry P. Becton, Jr.*                       Trustee                                      February 10, 1998


/s/Dawn-Marie Driscoll
--------------------------------------
Dawn-Marie Driscoll*                        Trustee                                      February 10, 1998


/s/Peter B. Freeman
--------------------------------------
Peter B. Freeman*                           Trustee                                      February 10, 1998


/s/George M. Lovejoy, Jr.
--------------------------------------
George M. Lovejoy, Jr.*                     Trustee                                      February 10, 1998


/s/Wesley W. Marple, Jr.
--------------------------------------
Wesley W. Marple, Jr.*                      Trustee                                      February 10, 1998


/s/Kathryn L. Quirk
--------------------------------------
Kathryn L. Quirk*                           Vice President, Assistant Secretary          February 10, 1998
                                            and Trustee



SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----


/s/Jean C. Tempel
--------------------------------------
Jean C. Tempel*                             Trustee                                      February 3, 1998



*By:
         Thomas F. McDonough**

** Attorney-in-fact pursuant to a power of attorney contained in the signature page of Post-Effective Amendment No. 61 to the Registration Statement filed April 22, 1991 and pursuant to a power of attorney contained in the signature page of Post-Effective Amendment No. 72 to the Registration Statement filed April 28, 1995 and pursuant to a power of attorney contained in the signature page of Post-Effective Amendment No. 79 filed February 26, 1997 and pursuant to a power of attorney contained in the signature page of Post-Effective Amendment No. 85 filed October 31, 1997.

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and Commonwealth of Massachusetts on the 24th day of October, 1997.

                                          SCUDDER INVESTMENT TRUST

                                          By /s/ Thomas F. McDonough
                                            ------------------------------------
                                            Thomas F. McDonough, Vice President,
                                            Secretary and  Assistant Treasurer


         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint David S. Lee, Thomas F. McDonough and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, her true and lawful attorney and agent to execute in her name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.

SIGNATURE                                   TITLE                                 DATE
---------                                   -----                                 ----

/s/Dawn-Marie Driscoll
--------------------------------------
Dawn-Marie Driscoll                         Trustee                               October 24, 1997

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and Commonwealth of Massachusetts on the 24th day of October, 1997.

                                          SCUDDER INVESTMENT TRUST

                                          By /s/ Thomas F. McDonough
                                            ------------------------------------
                                            Thomas F. McDonough, Vice President,
                                            Secretary and  Assistant Treasurer


         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint David S. Lee, Thomas F. McDonough and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, his true and lawful attorney and agent to execute in his name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.

SIGNATURE                                   TITLE                                 DATE
---------                                   -----                                 ----

/s/Peter B. Freeman
--------------------------------------
Peter B. Freeman                            Trustee                               October 24, 1997

                                                                File No. 2-13628
                                                                File No. 811-43

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D. C. 20549


                                    EXHIBITS

                                       TO

                                    FORM N-1A


                         POST-EFFECTIVE AMENDMENT NO. 89

                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 41

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940


                            SCUDDER INVESTMENT TRUST

                            SCUDDER INVESTMENT TRUST

                                  EXHIBIT INDEX